 FFTW FUNDS, INC.
--------------------------------------------------------------------

                                                              Semi-Annual Report
                                                                   June 30, 1999

--------------------------------------------------------------------
 200 PARK AVENUE
 NEW YORK, NY 10166
 TELEPHONE 212.681.3000
 FACSIMILE 212.681.3250

FFTW FUNDS, INC.
  PRESIDENT'S LETTER

                                                                August 24, 1999

Dear Shareholders,

        We are pleased to present the Semi-Annual Report of FFTW Funds, Inc., for the six months ended June 30, 1999.

        FFTW is pleased to invite our clients and their consultants to participate in quarterly conference calls with senior portfolio managers to discuss our Funds. These regular calls provide a forum for open discussion on current market developments and outlook, and FFTW's portfolio strategy. If you are interested in participating, please call Johanna Lasker at (212) 681-3054 for details.

        We appreciate your participation in FFTW Funds. In our continuing effort to meet your investment needs, we would welcome the opportunity to discuss the objectives and results of each of our portfolios with you.

Sincerely,

/S/ O. John Olcay

O. John Olcay
Chairman of the Board and President

FFTW FUNDS, INC.
  TABLE OF CONTENTS

SCHEDULES OF INVESTMENTS
                        Money Market Portfolio                                                1
                        U.S. Short-Term Portfolio                                             3
                        Limited Duration Portfolio                                            7
                        Mortgage-Backed Portfolio                                             9
                        Global Tactical Exposure Portfolio                                   15
                        Worldwide Portfolio                                                  20
                        Worldwide-Hedged Portfolio                                           25
                        International Portfolio                                              31
                        Emerging Markets Portfolio                                           35
                        International Opportunities Portfolio                                40

STATEMENTS OF ASSETS AND LIABILITIES                                                         43

STATEMENTS OF OPERATIONS                                                                     48

STATEMENTS OF CHANGES IN NET ASSETS                                                          53

FINANCIAL HIGHLIGHTS                                                                         58

NOTES TO FINANCIAL STATEMENTS                                                                68

FFTW FUNDS, INC.
  MONEY MARKET PORTFOLIO - SCHEDULE OF INVESTMENTS
  JUNE 30, 1999 (UNAUDITED)

                                COUPON                 FACE
                                 RATE    MATURITY     AMOUNT       VALUE
---------------------------------------------------------------------------

ASSET-BACKED SECURITY - 2.6%
Ford Credit Auto Owner Trust,
 Ser. 1999-A, Class A2
 (Cost $678,569)                5.089%  01/18/2000  $  678,567  $   678,569
                                                                -----------

BANK OBLIGATION - 1.8%
Investors Bank & Trust Company
 Cash Sweep
 (Cost $470,000)                4.164%  07/01/1999     470,000      470,000
                                                                -----------

CERTIFICATES OF DEPOSIT - 27.1%
Bank of Nova Scotia - Yankee    4.910%  08/12/1999   1,000,000    1,000,012
Bayerische Landesbank - Yankee  4.980%  11/19/1999   1,000,000      999,619
CIBC Mortgage Corp. - Yankee    5.220%  09/02/1999   1,000,000    1,000,017
Commerzbank AG - Yankee         5.120%  04/25/2000   1,000,000      995,239
Landesbank Hessen-Thueringen -
 Yankee                         5.190%  02/26/2000   1,000,000      999,872
Svenska Handlesbanken NY -
 Yankee                         5.675%  08/09/1999   1,000,000    1,000,621
Westdeutsche Landesbank -
 Yankee                         5.160%  09/17/1999   1,000,000    1,000,119
                                                                -----------
   Total (Cost $6,995,499)                                        6,995,499
                                                                -----------

COMMERCIAL PAPER - 71.3%*
Abbey National (North America)  5.038%  08/18/1999   1,000,000      993,340
Banque Caisse Epargne           4.880%  08/03/1999   1,000,000      995,582
Banque General Luxembourg       4.884%  08/05/1999   1,000,000      995,304
Bell Atlantic Network Funding,
 Inc.                           4.878%  07/02/1999   1,000,000      999,865
CBA (Delaware) Finance          5.057%  11/24/1999   1,000,000      980,005
Deutche Bank AG                 4.920%  08/10/1999   1,000,000      994,634
Dollar Thrifty Funding          4.929%  07/07/1999   1,000,000      999,182
Fleet Funding Corp.             4.895%  07/02/1999   1,000,000      999,864
ING America Insurance Holdings  4.861%  07/15/1999   1,075,000    1,072,989
Morgan Guaranty Trust           5.497%  03/06/2000   1,000,000      963,480
Moriarty Ltd.                   4.902%  08/16/1999   1,000,000      993,815
Province of Quebec              4.929%  10/14/1999     500,000      492,986
Queens Health Systems           4.931%  08/23/1999   1,000,000      992,831
Repsol International Finance    4.994%  07/15/1999   1,000,000      998,107
Riverwoods Funding Corp.        5.000%  07/14/1999   1,000,000      998,201
Sigma Finance Inc.              4.893%  08/10/1999   1,000,000      994,644
Telstra Corp.                   4.959%  08/24/1999   1,000,000      992,650
UBS (Delaware) Finance LLC      4.868%  07/22/1999   1,000,000      997,228

FFTW FUNDS, INC.
  MONEY MARKET PORTFOLIO - SCHEDULE OF INVESTMENTS (CONTINUED)
  JUNE 30, 1999 (UNAUDITED)

                                COUPON                 FACE
                                 RATE    MATURITY     AMOUNT       VALUE
---------------------------------------------------------------------------

COMMERCIAL PAPER (CONTINUED)
Zeneca Wilmington Inc.          4.879%  07/21/1999  $1,000,000  $   997,322
                                                                -----------
   Total (Cost $18,452,029)                                      18,452,029
                                                                -----------

TIME DEPOSIT - 0.4%
Bank of Montreal - Eurodollar
 (Cost $100,000)                5.750%  07/01/1999     100,000      100,000
                                                                -----------
TOTAL INVESTMENTS - 103.2%
(COST - $26,696,097)                                             26,696,097
                                                                -----------
OTHER ASSETS AND LIABILITIES -
(3.2%)                                                             (825,173)
                                                                -----------
NET ASSETS - 100.0%                                             $25,870,924
                                                                -----------
                                                                -----------

Eurodollar - U.S. dollar denominated time deposits issued by a bank outside the U.S. with interest and principal paid in dollars.
Yankee - U.S. dollar denominated certificates of deposit issued by non-U.S. banks in the U.S.
*    Interest rate shown represents yield to maturity at date of purchase.

See Notes to Financial Statements.

FFTW FUNDS, INC.
  U.S. SHORT-TERM PORTFOLIO - SCHEDULE OF INVESTMENTS
  JUNE 30, 1999 (UNAUDITED)

                                COUPON                 FACE
                                 RATE    MATURITY     AMOUNT        VALUE
-----------------------------------------------------------------------------

ASSET- AND MORTGAGE-BACKED SECURITIES - 71.0%
Aames Mortgage Trust, Ser.
 1997-C, Class A1A (FRN)        5.188%  11/15/2027  $   199,636  $    199,349
Advanta Business Corp., Ser.
 1998-1, Class A1               5.770%  04/14/2002      149,393       149,409
Advanta Mortage Line Trust,
 Ser. 1999-2, Class A1 (FRN)    5.193%  05/25/2029    9,794,602     9,767,819
Amresco Residential Securities
 Mortgage Loan Trust, Ser.
 1998-2, Class A8 (FRN)         5.078%  05/25/2028    6,435,020     6,417,066
Banc One Home Equity Trust,
 Ser. 1999-1, Class A1          6.060%  01/25/2012   12,209,120    12,190,806
BankBoston Home Equity Loan
 Trust, Ser. 1998-2, Class A1   6.280%  11/25/2010    6,852,611     6,842,949
Beneficial Mortgage Corp.,
 Ser. 1995-1, Class A1 (FRN)    5.138%  03/28/2025    1,382,637     1,382,388
Beneficial Mortgage Corp.,
 Ser. 1997-1, Class M (FRN)     5.168%  05/28/2037    3,000,000     2,998,410
Block Mortgage Finance, Inc.,
 Ser. 1997-2, Class A6 (FRN)    5.133%  05/25/2027    1,352,888     1,351,373
Budget Fleet Finance Corp.,
 Ser. 1994-A, Class A (FRN)     5.561%  04/25/2000   15,000,000    14,994,141
Case Equipment Loan Trust,
 Ser. 1998-C, Class A2          5.490%  08/15/2002   13,925,930    13,919,245
Caterpillar Financial Asset
 Trust, Ser. 1998-A, Class A2   5.750%  09/25/2001    8,053,431     8,059,229
Chase Manhattan Auto Owner
 Trust, Ser. 1996-C, Class A3   5.950%  11/15/2000    1,414,690     1,416,883
Chase Manhattan RV Owner
 Trust, Ser. 1997-A, Class A5   6.050%  11/15/2004    6,506,780     6,506,780
CIT Marine Trust, Ser. 1999-A,
 Class A2                       5.800%  04/15/2010    4,500,000     4,484,340
Citibank Credit Card Master
 Trust I, Ser. 1998-7, Class B
 (FRN)                          5.113%  05/15/2002   15,000,000    14,985,000
Contimortgage Home Equity Loan
 Trust, Ser. 1996-1,
 Class A8 (FRN)                 5.328%  03/15/2027      649,981       649,760
Contimortgage Home Equity Loan
 Trust, Ser. 1999-3, Class A1   6.420%  04/25/2014   10,000,000     9,982,813
Copelco Capital Funding Corp.,
 Ser. 1998-A, Class A3          5.780%  08/15/2001    7,000,000     7,001,190
Countrywide Home Equity, Ser.
 1999-A, Class A CTFS (FRN)     5.308%  04/15/2025   14,771,528    14,741,523
Criimi Mae CMBS Corp., Ser.
 1998-1, Class A1 - 144A(a)     5.697%  10/20/2001   11,224,437    11,038,533
EQCC Home Equity Loan Trust,
 Ser. 1998-2, Class A1F         6.235%  04/15/2008    5,861,543     5,861,367
FHLMC, Ser. 1587, Class EZ      5.750%  05/15/2007    3,935,300     3,932,230
FHLMC, Ser. 1727, Class E       6.500%  04/15/2018    9,057,075     9,111,780
FNMA, Ser. 1993-54, Class FK
 (FRN)                          5.694%  04/25/2021    2,113,887     2,128,072
FNMA, Ser. 1993-82, Class C     6.000%  07/25/2015    8,481,072     8,457,834
FNMA, Ser. 1993-163, Class BK   6.150%  11/25/2017    4,475,351     4,466,758
FNMA, Ser. 1993-196, Class E    5.500%  02/25/2007    6,152,833     6,126,868
Ford Credit Auto Owner Trust,
 Ser. 1998-B, Class A2          5.800%  10/15/2000    3,469,150     3,474,562
Ford Credit Auto Owner Trust,
 Ser. 1998-C, Class A4          5.810%  03/15/2002    5,000,000     5,006,050
GMAC Mortgage Corp. Loan
 Trust, Ser. 1998-1, Class A -
 144A (FRN)(a)                  5.158%  03/15/2024    7,426,693     7,373,314
Green Tree Home Improvement
 Loan Trust, Ser. 1998-D,
 Class HEA1                     5.980%  08/15/2029    6,095,169     6,104,312
Headlands Mortgage Securities,
 Inc., Ser. 1997-3, Class C1
 (FRN)                          5.188%  07/25/2027       79,798        79,744
HFC Revolving Home Equity Loan
 Trust, Ser. 1994-2,
 Class A1 (FRN)                 5.254%  09/20/2014    4,403,017     4,380,825

FFTW FUNDS, INC.
  U.S. SHORT-TERM PORTFOLIO - SCHEDULE OF INVESTMENTS (CONTINUED)
  JUNE 30, 1999 (UNAUDITED)

                                COUPON                 FACE
                                 RATE    MATURITY     AMOUNT        VALUE
-----------------------------------------------------------------------------

ASSET- AND MORTGAGE-BACKED SECURITIES (CONTINUED)
HFC Revolving Home Equity Loan
 Trust, Ser. 1996-1,
 Class A (FRN)                  5.224%  07/20/2017  $ 6,884,073  $  6,866,175
Keycorp Student Loan Trust,
 Ser. 1995-B, Class A (FRN)     5.370%  09/27/2024    6,209,003     6,205,153
Lakeshore Commercial Loan
 Master Trust, Ser. 1998-AA,
 Class A2 - 144A (FRN)(a)       5.108%  07/25/2004   10,000,000     9,984,375
MBNA Master Credit Card Trust,
 Ser. 1994-C, Class B (FRN)     5.450%  03/15/2004   10,000,000     9,982,600
MBNA Master Credit Card Trust,
 Ser. 1996-D, Class B (FRN)     5.278%  09/15/2003   10,000,000     9,979,900
Merrill Lynch Mortgage
 Investors, Inc., Ser.
 1998-FF1,
 Class A (FRN)                  5.174%  01/20/2028    6,217,985     6,208,534
Metris Master Trust, 1998-1A,
 Class B - 144A (FRN)(a)        5.474%  08/20/2005    5,000,000     4,993,750
Newcourt Equipment Trust
 Securities, Ser. 1998-1,
 Class A2                       5.170%  09/20/2000   12,000,000    11,965,680
Norwest Auto Trust, Ser.
 1996-A, Class CTFS             6.300%  05/15/2003   10,000,000    10,015,625
Premier Auto Trust, Ser.
 1996-3, Class CTFS             6.950%  11/06/2001    5,000,000     5,041,500
Premier Auto Trust, Ser.
 1997-2, Class A3               6.130%  09/06/2000    3,377,483     3,382,313
Premier Auto Trust, Ser.
 1998-4, Class A2               5.560%  04/08/2001    8,780,303     8,785,572
Providian Home Equity Loan
 Trust, Ser. 1999-1, Class A
 (FRN)                          5.196%  06/25/2005   14,941,434    14,908,750
Rental Car Finance Corp., Ser.
 1997-1, Class A1 - 144A(a)     6.250%  06/25/2003   11,650,000    11,588,109
Residential Accredit Loans
 Inc., Ser. 1998-QS2, Class A4
 (FRN)                          5.523%  02/25/2028    5,843,928     5,841,941
Residential Asset
 Securitization Trust, Ser.
 1997-A4,
 Class A9 (FRN)                 5.338%  06/25/2027    1,010,540     1,007,761
Residential Asset
 Securitization Trust, Ser.
 1998-A5, Class A2              6.750%  06/25/2028    7,497,078     7,439,951
Santa Barbara Funding II, Ser.
 A, Class 1 (FRN)               5.650%  03/20/2018      197,705       201,539
Saxon Asset Securities Trust,
 Ser. 1998-2, Class AV2         6.200%  04/25/2017   13,100,000    13,090,044
Secured Asset Securities
 Commercial Mortgage Corp.,
 Ser. 1998-3A, Class A1A -
 144A (FRN)(a)                  5.643%  10/25/1999    5,966,205     5,970,918
Structured Asset Securities
 Corp., Ser. 1998-C2A, Class A
 - 144A (FRN)(a)                5.083%  12/25/2000    5,222,634     5,214,748
Toyota Auto Lease Trust, Ser.
 1998-B, Class A1               5.350%  07/25/2002   10,375,000    10,269,175
Westpac Securitisation Trust,
 Ser. 1998-1G, Class A (FRN)    5.140%  07/19/2029   11,795,069    11,762,042
Westpac Securitisation Trust,
 Ser. 1999-1G, Class A (FRN)    5.204%  05/19/2030   15,000,000    14,958,000
WFS Financial Owner Trust,
 Ser. 1998-B, Class A2          5.777%  01/20/2001    7,225,935     7,228,193
World Omni Automobile Lease,
 Ser. 1998-A, Class A4 (FRN)    5.538%  12/15/2004   15,000,000    15,121,875
                                                                 ------------
   Total (Cost $434,815,956)                                      433,596,945
                                                                 ------------

FFTW FUNDS, INC.
  U.S. SHORT-TERM PORTFOLIO - SCHEDULE OF INVESTMENTS (CONTINUED)
  JUNE 30, 1999 (UNAUDITED)

                                COUPON                 FACE
                                 RATE    MATURITY     AMOUNT        VALUE
-----------------------------------------------------------------------------
BANK OBLIGATION - 0.2%
Investors Bank & Trust Company
 Cash Sweep
 (Cost $1,351,000)              4.164%  07/01/1999    1,351,000     1,351,000
                                                                 ------------

CERTIFICATES OF DEPOSIT - 11.5%
Chase Manhattan Bank            5.365%  05/22/2000   20,000,000    19,995,292
CIBC Mortgage Corp. - Yankee    5.220%  09/02/1999   20,000,000    20,000,341
Landesbank Hessen-Thueringen -
 Yankee                         5.250%  09/07/1999   15,000,000    15,002,081
Rabobank Nederland NV - Yankee  5.520%  06/07/2000   15,000,000    14,994,605
                                                                 ------------
   Total (Cost $69,992,319)                                        69,992,319
                                                                 ------------

COMMERCIAL PAPER - 3.2%*
Morgan Guaranty Trust           5.497%  03/06/2000   10,000,000     9,605,467
Queens Health Systems           4.931%  08/23/1999   10,000,000     9,876,897
                                                                 ------------
   Total (Cost $19,309,531)                                        19,482,364
                                                                 ------------

CORPORATE OBLIGATIONS - 8.5%
CIT Group Holdings, Inc. (MTN)  5.000%  10/06/2000   15,000,000    14,786,385
FCC National Bank (FRN)         5.030%  04/23/2002   15,000,000    14,995,500
Halifax Building Society Plc
 (FRN)                          5.096%  09/10/1999   10,000,000     9,988,600
Salomon, Inc. - Eurodollar
 (FRN) (MTN)                    6.455%  02/14/2000   12,000,000    12,105,000
                                                                 ------------
   Total (Cost $52,246,111)                                        51,875,485
                                                                 ------------

TIME DEPOSITS - 12.0%
Bank of Montreal                5.750%  07/01/1999   33,500,000    33,500,000
Den Danske Bank - Eurodollar    5.813%  07/01/1999   33,500,000    33,500,000
Westdeutsche Landesbank -
 Eurodollar                     5.875%  07/01/1999    6,500,000     6,500,000
                                                                 ------------
   Total (Cost $73,500,000)                                        73,500,000
                                                                 ------------

U.S. GOVERNMENT OBLIGATION - 0.5%
U.S. Treasury Bill @* (Cost
 $2,943,390)                    4.700%  11/26/1999    3,000,000     2,941,788
                                                                 ------------
TOTAL INVESTMENTS - 106.9%
(COST - $654,158,307)                                             652,739,901
                                                                 ------------
OTHER ASSETS AND LIABILITIES -
(6.9%)                                                            (42,250,377)
                                                                 ------------
NET ASSETS - 100.0%                                              $610,489,524
                                                                 ------------
                                                                 ------------

FFTW FUNDS, INC.
  U.S. SHORT-TERM PORTFOLIO - SCHEDULE OF INVESTMENTS (CONTINUED)
  JUNE 30, 1999 (UNAUDITED)

Summary of Abbreviations
------------------------------------------------------------------------------------------------------------------
Eurodollar  U.S. dollar denominated time deposits issued by a bank outside the U.S. with interest and principal paid in dollars
FHLMC       Federal Home Loan Mortgage Corp.
FNMA        Federal National Mortgage Association
FRN         Floating Rate Note
MTN         Medium-Term Note
Yankee      U.S. dollar denominated certificates of deposit issued by non-U.S. banks in the U.S.

@ Security, or a portion thereof, is held in a margin account as collateral for open financial futures contracts.
*    Interest rate shown represents yield to maturity at date of purchase.
(a) Security exempt from registration under rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 1999 these securities were valued at $56,163,747 or 9.2% of net assets.

See Notes to Financial Statements.

FFTW FUNDS, INC.
  LIMITED DURATION PORTFOLIO - SCHEDULE OF INVESTMENTS
  JUNE 30, 1999 (UNAUDITED)

                                COUPON                 FACE
                                 RATE    MATURITY     AMOUNT       VALUE
---------------------------------------------------------------------------

LONG-TERM INVESTMENTS - 124.8%

ASSET- AND MORTGAGE-BACKED SECURITIES - 92.0%
Aames Mortgage Trust, Ser.
 1998-B, Class A1A (FRN)        5.153%  06/15/2028  $  726,998  $   725,683
Advanta Mortgage Loan Trust,
 Ser. 1998-2, Class A13         6.360%  01/25/2025   3,000,000    2,941,380
Allied Capital Commercial
 Mortgage Trust, Ser.1998-1,
 Class A - 144A(a)              6.310%  09/25/2003     918,687      912,018
BankBoston Marine Asset Backed
 Trust, Ser. 1997-2, Class A4   6.410%  10/15/2008   1,398,662    1,400,019
Case Equipment Loan Trust,
 Ser. 1998-A, Class A4          5.830%  02/15/2005   4,000,000    3,975,080
Champion Home Equity Loan
 Trust, Ser. 1998-1, Class A1
 (FRN)                          5.403%  09/25/2028   3,244,950    3,190,597
CIT Marine Trust, Series Ser.
 1999-A, Class A2               5.800%  04/15/2010   1,250,000    1,245,650
CIT RV Trust, Ser. 1997-A,
 Class A4                       6.200%  10/16/2006     838,519      840,808
Contimortgage Home Equity Loan
 Trust, Ser. 1997-4, Class A5   6.440%  12/15/2012   1,200,000    1,195,980
Contimortgage Home Equity Loan
 Trust, Ser. 1998-3, Class A10  5.840%  05/15/2016   4,000,000    3,975,260
Copeico Capital Funding Corp.,
 Ser. 1998-A, Class A3          5.780%  08/15/2001   2,000,000    2,000,340
Crimi Mae CMBS Corp., Ser.
 1998-1, Class A1 - 144A(a)     5.697%  10/20/2001     863,418      849,118
EQCC Home Equity Line Trust,
 Ser. 1999-1, Class A2 (FRN)    5.765%  03/20/2029   2,000,000    1,974,660
FHLMC, Ser. 1873, Class C       7.000%  06/15/2008     964,950      972,684
First Plus Home Loan Trust,
 Ser. 1998-1, Class A2          5.970%  11/10/2010     840,813      840,030
FNMA Whole Loan, Ser. 1996-W4,
 Class A3                       6.719%  12/25/2011   1,000,000    1,003,700
FNMA, Ser. 1993-35, Class G     6.500%  07/25/2006   3,000,000    3,001,830
Ford Credit Auto Owner Trust,
 Ser. 1998-C, Class A4          5.810%  03/15/2002   3,000,000    3,003,630
GMAC Mortgage Corp. Loan
 Trust, Ser. 1998-1, Class A
 (FRN)                          5.158%  03/15/2024   1,485,339    1,474,663
GNMA, Ser. 1998, Class F (FRN)  5.500%  07/16/2028   1,637,455    1,640,844
Green Tree Financial Corp.,
 Ser. 1997-7, Class M1          7.030%  08/15/2027   1,000,000      987,810
Green Tree Home Equity Loan
 Trust, Ser. 1998-A, Class A2   6.040%  06/15/2029   2,000,000    2,004,720
MBNA Master Credit Card Trust,
 Ser. 1996-D, Class B (FRN)     5.278%  09/15/2003   3,000,000    2,993,970
Merrill Lynch Mortgage
 Investors, Inc., Ser.
 1994-M1, Class B (FRN)         8.394%  06/25/2022     613,569      613,784
Navistar Financial Corp. Owner
 Trust, Ser. 1997-A, Class A3   6.750%  03/15/2002   3,029,812    3,051,778
Rental Car Finance Corp., Ser.
 1997-1, Class A1 - 144A(a)     6.250%  06/25/2003   1,500,000    1,492,031
Saxon Asset Securities Trust,
 Ser. 1998-1, Class MF1         7.050%  12/25/2027   2,000,000    1,986,540
Saxon Asset Securities Trust,
 Ser. 1998-2, Class AV2         6.200%  06/01/2003   3,501,000    3,498,339
SMS Student Loan Trust, Series
 1999-A, Class A1 (FRN)         5.100%  07/28/2006   1,000,000    1,000,910
Structured Asset Securities
 Corp., Ser. 1998-9, Class A3
 (FRN)                          5.183%  08/25/2028   1,500,000    1,503,125
Toyota Auto Lease Trust, Ser.
 1998-B, Class A1               5.450%  03/25/2003   3,000,000    2,943,660
Vendee Mortgage Trust, Ser.
 1998-1, Class 2A               7.000%  11/15/2014   1,451,239    1,462,515
Westpac Securitisation Trust,
 Ser. 1998-1G, Class A (FRN)    5.140%  07/19/2029   3,931,690    3,920,681
World Omni Automobile Lease,
 Ser. 1998-A, Class A4 (FRN)    5.538%  12/15/2004   2,000,000    2,016,250
                                                                -----------
   Total (Cost - $67,155,116)                                    66,640,087
                                                                -----------

FFTW FUNDS, INC.
  LIMITED DURATION PORTFOLIO - SCHEDULE OF INVESTMENTS (CONTINUED) JUNE 30, 1999 (UNAUDITED)

                                COUPON                 FACE
                                 RATE    MATURITY     AMOUNT       VALUE
---------------------------------------------------------------------------
CORPORATE OBLIGATIONS - 4.1%
Associates Corp. North America
 Pass-Thru - 144A(a)            6.450%  09/15/2000  $  500,000  $   501,303
Banc One Corp.                  7.250%  08/01/2002     500,000      510,752
Chase Manhattan Corp. (MTN)     6.450%  03/29/2001   1,000,000      996,975
Metropolitan Life Insurance
 Co. - 144A (a)                 6.300%  11/01/2003   1,000,000      982,483
                                                                -----------
   Total (Cost - $3,050,114)                                      2,991,513
                                                                -----------

MORTGAGE (TBAS) - 25.9%
FNMA Dwarf                      6.500%  07/19/2014  15,000,000   14,779,680
FNMA Dwarf                      6.500%  08/01/2014   4,000,000    3,935,000
                                                                -----------
   Total (Cost - $18,622,000)                                    18,714,680
                                                                -----------

U.S. GOVERNMENT OBLIGATION - 2.8%
U.S. Treasury Note
 (Cost - $2,007,031)            5.750%  06/30/2001   2,000,000    2,008,750
                                                                -----------
   Total Long Term Investments
    (Cost - $90,834,261)                                         90,355,030
                                                                -----------

SHORT-TERM INVESTMENTS - 3.2%
Investors Bank & Trust Company
 Cash Sweep                     4.164%  07/01/1999   1,915,000    1,915,000
U.S. Treasury Bill @*           4.700%  11/26/1999     450,000      441,268
                                                                -----------
   Total (Cost - $2,356,509)                                      2,356,268
                                                                -----------
TOTAL INVESTMENTS - 128.0%
(COST - $93,190,770)                                             92,711,298
                                                                -----------
OTHER ASSETS AND LIABILITIES -
(28.0%)                                                         (20,291,689)
                                                                -----------
NET ASSETS - 100.0%                                             $72,419,609
                                                                -----------
                                                                -----------

Summary of Abbreviations
---------------------------------------------------------------------------------------------------------------------
FNMA       Federal National Mortgage Association
FRN        Floating Rate Note
MTN        Medium-Term Note

*    Interest rate shown represents yield to maturity at date of purchase.
@ Security or portion thereof, is held in a margin account as collateral for open future contracts.
(a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally toqualified institutional buyers. At June 30, 1999 these securities were valued at $4,736,953 or 6.5% of net assets.

See Notes to Financial Statements.

FFTW FUNDS, INC.
  MORTGAGE-BACKED PORTFOLIO - SCHEDULE OF INVESTMENTS
  JUNE 30, 1999 (UNAUDITED)

                                    COUPON                       FACE
                                     RATE         MATURITY      AMOUNT         VALUE
-----------------------------------------------------------------------------------------

LONG-TERM INVESTMENTS - 176.2%

ASSET-BACKED SECURITIES - 35.1%
American Residential Eagle
 Certificate Trust,
 Ser. 1998-1, Class M1 (FRN)        5.593%       05/25/2028  $19,000,000   $   18,866,406
Campobello Master Trust, Ser.
 1999-1A, Class B (FRN)             5.538%       12/15/2006    4,000,000        3,995,000
Chase Credit Card Master
 Trust, Ser. 1997-2, Class A        6.300%       04/15/2003    8,565,000        8,623,156
CIT Group Home Equity Loan
 Trust, Ser. 1998-1, Class M1       6.440%       11/15/2027    3,000,000        2,901,480
CIT Group Home Equity Loan
 Trust, Ser. 1998-1, Class M2       6.720%       09/15/2027    3,000,000        2,887,560
Citibank Credit Card Master
 Trust I, Ser. 1998-7,
 Class B (FRN)                      5.113%       05/15/2002   35,000,000       34,965,000
Contimortgage Home Equity Loan
 Trust, Ser. 1997-3, Class A5       7.010%       08/15/2013   12,055,000       12,093,214
EQCC Home Equity Loan Trust,
 Ser. 1997-3, Class A7              6.930%       02/15/2029   10,700,000       10,498,305
Ford Credit Auto Owner Trust,
 Ser. 1998-C, Class C               6.300%       04/15/2003    5,500,000        5,437,266
Green Tree Financial Corp.,
 Ser. 1997-7, Class M1              7.030%       08/15/2027    6,000,000        5,926,860
Green Tree Financial Corp.,
 Ser. 1998-6, Class M2              6.800%       05/01/2028    6,000,000        5,706,840
Green Tree Home Equity Loan
 Trust, Ser. 1998-C, Class M1       6.800%       07/15/2029    7,200,000        7,021,296
Green Tree Home Equity Loan
 Trust, Ser. 1999-A, Class B1       8.970%       11/15/2027    3,500,000        3,451,875
Household Affinity Credit Card
 Master Trust, Ser. 1997-1,
 Class B (FRN)                      5.268%       08/16/2004   23,500,000       23,382,500
MBNA Master Credit Card Trust,
 Ser. 1999-A, Class C               6.650%       07/17/2006    5,000,000        4,981,250
Metris Master Trust, Ser.
 1998-1A, Class B - 144A (FRN)      5.474%       08/20/2005    6,000,000        5,992,500
Polaris Commercial Loan Master
 Trust, Series 1999-1A, Class
 C1 (FRN)                           6.794%       06/15/2006    3,000,000        3,000,000
Saxon Asset Securities Trust,
 Series 1998-1, Class MF1           7.050%       12/25/2027    3,696,000        3,671,126
Saxon Asset Securities Trust,
 Series 1998-2, Class MF1           6.690%       11/01/2005    6,691,000        6,506,596
Secured Lein Home Loan Owner
 Trust, Ser. 1998-1A, Class A1
 - 144A (FRN)                       5.095%       07/15/2010    5,669,325        5,665,781
Westpac Securitisation Trust,
 Ser. 1998-1G,
 Class A (FRN)                      5.140%       07/19/2029    7,863,379        7,841,362
                                                                           --------------
   Total (Cost - $185,520,324)                                                183,415,373
                                                                           --------------

FFTW FUNDS, INC.
  MORTGAGE-BACKED PORTFOLIO - SCHEDULE OF INVESTMENTS (CONTINUED)
  JUNE 30, 1999 (UNAUDITED)

                                    COUPON                       FACE
                                     RATE         MATURITY      AMOUNT         VALUE
-----------------------------------------------------------------------------------------
COLLATERALIZED MORTGAGE OBLIGATIONS (AGENCY) (CMOS) - 11.4%
FHLMC, Ser. 1415, Class M           6.750%       02/15/2006  $12,692,495   $   12,745,690
FHLMC, Ser. 1506, Class FD
 (FRN)                              6.000%       05/15/2008    5,178,413        5,231,621
FHLMC, Ser. 1511, Class L           6.000%       05/15/2008    6,954,794        6,626,945
FHLMC, Ser. 1614, Class K           10.000%      06/15/2020    1,918,790        1,975,108
FHLMC, Ser. 1765-B, Class BA        10.000%      01/15/2017      393,878          396,236
FHLMC, Ser. 1817, Class A           5.900%       03/15/2018    7,222,438        7,205,610
FHLMC, Ser. 2141, Class FC
 (FRN)                              5.288%       04/15/2019    9,512,297        9,565,471
FNMA Grantor Trust, Ser.
 1999-1, Class A2 (FRN)             5.893%       04/28/2029    9,768,822        9,768,822
FNMA, Ser. G1993-10, Class H        5.000%       08/25/2022    4,800,000        4,413,826
FNMA, Ser. 1997-13, Class QA        6.500%       03/18/2009    1,460,271        1,460,678
                                                                           --------------
   Total (Cost - $58,572,951)                                                  59,390,007
                                                                           --------------

COLLATERALIZED MORTGAGE OBLIGATIONS (NON-AGENCY) (CMOS) - 29.9%
Amresco Residential Securities
 Mortgage Loan Trust, Ser.
 1998-2, Class M2F                  7.040%       06/25/2028    6,250,000        5,947,250
Beneficial Residential
 Mortgage Corp., Ser. 1995-1,
 Class A1 (FRN)                     5.138%       03/28/2025    2,592,500        2,592,034
Beneficial Residential
 Mortgage Corp., Ser. 1996-1,
 Class A (FRN)                      5.098%       04/28/2026    1,138,711        1,137,971
Chase Commercial Mortgage
 Securities Corp., Ser.
 1997-2, Class C                    6.600%       12/19/2007    7,000,000        6,691,650
Chase Commercial Mortgage
 Securities Corp., Ser.
 1998-1, Class C                    6.560%       05/18/2008    5,000,000        4,788,700
Crimi Mae Commercial Mortgage
 Trust, Ser. 1998-C1, Class A1
 - 144A                             7.000%       06/02/2006    6,000,000        5,518,500
Enterprise Commercial
 Mortgage, Ser. 1999-1, Class
 A1                                 6.420%       09/15/2008    7,375,234        7,188,548
Enterprise Commercial
 Mortgage, Ser. 1999-1, Class
 A2                                 6.900%       04/15/2013    6,000,000        5,817,188
First Union-Chase Commercial
 Mortage Trust, Ser. 1999-C1,
 Class A1                           5.730%       10/15/2035    4,879,481        4,685,180
First Union-Chase Commercial
 Mortgage, Ser. 1999-C2, Class
 D                                  7.062%       05/15/2009    2,000,000        1,970,740
GE Residential Capital
 Mortgage Services Inc., Ser.
 1998-13, Class A12 (FRN)           5.493%       08/25/2028   21,204,521       20,554,814
GMAC Commercial Mortgage
 Securities Inc., Ser.
 1998-C2, Class A1                  6.150%       11/15/2007    4,775,459        4,661,373
LB Commercial Conduit Mortgage
 Trust, Ser. 1998-C1, Class AB      6.480%       01/18/2008   13,750,000       13,283,600
MLCC Mortgage Investors, Inc.,
 Ser. 1995-B, Class A (FRN)         5.275%       10/15/2020   10,410,265       10,432,439

FFTW FUNDS, INC.
  MORTGAGE-BACKED PORTFOLIO - SCHEDULE OF INVESTMENTS (CONTINUED)
  JUNE 30, 1999 (UNAUDITED)

                                    COUPON                       FACE
                                     RATE         MATURITY      AMOUNT         VALUE
-----------------------------------------------------------------------------------------

COLLATERALIZED MORTGAGE OBLIGATIONS (NON-AGENCY) (CMOS) (CONTINUED)
Morgan Stanley Commercial
 Capital 1, Ser. 1998-WF2,
 Class A1                           6.340%       11/15/2007  $22,500,935   $   22,120,219
Morgan Stanley Commercial
 Capital 1, Ser. 1998-WF2,
 Class C                            6.770%       07/15/2030    6,000,000        5,793,180
Paine Webber Commercial
 Mortgage Acceptance Corp.,
 Series 1999-C1, Class A1           6.480%       12/15/2007    2,000,000        1,970,000
Prudential Home Mortgage
 Securities, Ser. 1993-13,
 Class A3 (FRN)                     5.775%       04/25/2008    6,080,013        6,096,307
Tribeca Mortgage Fund I,
 Series 1999-1, Class A1 (FRN)      5.500%       02/18/2004   20,000,000       19,987,500
Vanderbilt Residential
 Mortgage Finance, Ser.
 1998-B, Class A6                   6.780%       04/07/2010    5,875,000        5,416,045
                                                                           --------------
   Total (Cost - $160,987,472)                                                156,653,238
                                                                           --------------

INTEREST ONLY OBLIGATIONS (IOS) - 9.9% (b)*
DLJ Commercial Mortgage Corp.,
 Ser. 1998-CG1, Class S (FRN)       8.244%       05/10/2023    6,478,829        5,972,198
FHLMC IO, Ser. 188, Class IO        24.245%      10/01/2027      456,326          731,598
FHLMC IO, Ser. 195, Class IO    13.242%-13.517%  04/01/2028    4,853,593        4,880,278
FHLMC IO, Ser. 2113, Class MI       17.616%      04/15/2024    1,697,840        1,956,320
FHLMC Strip, Ser. 192, Class
 IO                             13.418%-13.782%  02/01/2028    2,437,827        2,742,218
FHLMC Strip, Ser. 200, Class
 IO                                 13.109%      01/01/2029    3,454,573        3,859,495
FHLMC, Ser. 183, Class IO           11.772%      04/01/2027    1,031,193          989,323
FHLMC, Ser. 202, Class IO       12.385%-13.751%  04/01/2029    1,006,269        1,104,863
FHLMC, Ser. 2090, Class PI          6.500%       05/15/2027    1,301,829        1,530,037
FHR IO, Ser. 2085, Class PI         13.249%      11/15/2026      607,931          681,927
First Union-Lehman Brothers
 Commercial Mortgage, Ser.
 1997-C1, Class IO (FRN)        10.697%-10.783%  04/18/2027    5,640,904        5,445,209
First Union-Lehman Brothers
 Trust, Ser. 1998-C2, Class IO
 (FRN)                              8.503%       05/18/2028    4,679,389        4,320,752
FNMA IO, Ser. 284, Class 2          16.439%      07/01/2027      160,210          244,414
FNMA IO, Ser. 294, Class 2
 (FRN)                          16.492%-17.894%  02/01/2028    1,234,313        1,625,452
FNMA IO, Ser. 298, Class 2      12.493%-18.100%  11/01/2027    1,533,050        1,873,730
FNMA IO, Ser. 301, Class 2      11.695%-12.099%  04/01/2029    3,506,520        3,617,632
FNMA IO, Ser. 1992-148, Class
 C                               0.216%-3.669%   04/25/2019      274,503          176,917
FNMA IO, Ser. 1998-52, Class
 PI                                 6.500%       03/25/2022      716,158          805,821
Prudential Home Mortgage
 Securities IO,
 Ser. 1994-30, Class A11        12.045%-14.255%  10/25/2024      505,430           90,715
Residential Accredited Loans
 Inc., Ser. 1997-QS13, Class
 A12                                7.250%       12/25/2027    1,776,611        3,633,972

FFTW FUNDS, INC.
  MORTGAGE-BACKED PORTFOLIO - SCHEDULE OF INVESTMENTS (CONTINUED)
  JUNE 30, 1999 (UNAUDITED)

                                    COUPON                       FACE
                                     RATE         MATURITY      AMOUNT         VALUE
-----------------------------------------------------------------------------------------

INTEREST ONLY OBLIGATIONS (IOS) (CONTINUED)
Vendee Mortgage Trust IO, Ser.
 1996-1, Class 1 IO             6.894%-19.766%   02/15/2026  $ 2,731,784   $    2,349,426
Vendee Mortgage Trust IO, Ser.
 1998-2, Class 1 IO (FRN)       3.215%-15.752%   09/15/2024      391,229          330,624
Vendee Mortgage Trust IO, Ser.
 1998-2, Class 1 IO (FRN)       3.908%-16.679%   09/15/2022    1,219,577        1,013,197
Vendee Mortgage Trust IO, Ser.
 1998-2, Class 1 IO (FRN)        7.933%-9.841%   06/15/2026      347,351          306,180
Vendee Mortgage Trust IO, Ser.
 1998-2, Class 1 IO (FRN)       8.235%-18.079%   09/15/2024      991,681          890,356
Vendee Mortgage Trust IO, Ser.
 1998-2, Class 1 IO (FRN)       9.118%-19.331%   06/15/2024      281,991          261,577
Vendee Mortgage Trust IO, Ser.
 1998-2, Class 1 IO (FRN)           9.955%       06/15/2028      149,587          162,071
                                                                           --------------
   Total (Cost - $49,466,498)                                                  51,596,302

MORTGAGE POOLS - 0.8%
FHLMC Pool #C16343                  7.500%       10/01/2028      651,339          659,455
FNMA Pool #340777                   6.500%       03/01/2011       14,393           14,204
FNMA Pool #D82608                   7.500%       09/01/2027    1,024,028        1,037,012
FNMA Pool #D83270                   7.500%       10/01/2027    2,100,667        2,127,303
GNMA Pool #359157                   7.500%       10/15/2023      288,405          292,241
GNMA Pool #000017                   8.000%       08/15/2000        2,883            2,919
                                                                           --------------
   Total (Cost - $4,181,185)                                                    4,133,134
                                                                           --------------

MORTGAGE (TBAS) - 83.3%
FHLMC Gold TBA                      6.500%       07/01/2029   38,000,000       36,765,000
FNMA TBA                            6.500%       08/01/2029   46,000,000       44,318,125
FNMA Dwarf TBA                      6.000%       07/19/2014   33,000,000       31,855,296
FNMA Dwarf TBA                      6.500%       07/19/2014   34,000,000       33,500,608
FNMA Dwarf TBA                      6.500%       07/01/2029  151,000,000      145,950,862
FNMA Dwarf TBA                      7.000%       07/01/2029   29,000,000       28,691,875
FNMA TBA                            7.500%       07/01/2029   34,000,000       34,371,892
GNMA TBA                            6.500%       07/01/2029   26,000,000       25,049,388
GNMA TBA                            8.000%       07/01/2029   54,000,000       55,485,000
                                                                           --------------
   Total (Cost - $435,371,602)                                                435,988,046
                                                                           --------------

PRINCIPAL ONLY OBLIGATIONS (POS) - 4.4% (b)*
FNMA PO, Ser. 1993-100, Class
 J                               7.192%-8.535%   06/25/2023    2,622,073        2,732,684
FNMA PO, Ser. 1993-100, Class
 N                               7.192%-8.517%   06/25/2023    1,995,411        2,078,343
FNMA PO, Ser. 1993-157, Class
 E                               5.952%-9.028%   05/25/2022    4,416,256        4,355,631
FNMA PO, Ser. 1993-222, Class
 D                                  4.498%       07/25/2023    2,508,366        2,311,259
FNMA PO, Ser. 1993-235, Class
 K                                  5.241%       09/25/2023    2,592,236        2,232,136
FNMA PO, Ser. 1993, Class PA     6.576%-7.122%   01/25/2021      324,570          298,715
FNMA PO, Ser. 1994-9, Class D       4.152%       11/25/2023    1,643,249        1,530,716
FNMA PO, Ser. 1996-44, Class J      6.740%       06/25/2023    3,511,569        3,330,204
FNMA PO, Ser. 1996-45, Class N      4.651%       06/25/2023    1,554,738        1,466,362

FFTW FUNDS, INC.
  MORTGAGE-BACKED PORTFOLIO - SCHEDULE OF INVESTMENTS (CONTINUED)
  JUNE 30, 1999 (UNAUDITED)

                                    COUPON                       FACE
                                     RATE         MATURITY      AMOUNT         VALUE
-----------------------------------------------------------------------------------------

PRINCIPAL ONLY OBLIGATIONS (POS) (CONTINUED)
FNMA PO, Ser. 1998-26, Class L      5.033%       03/25/2023  $ 3,228,603   $    2,931,361
                                                                           --------------
   Total (Cost - $24,397,071)                                                  23,267,411
                                                                           --------------

U.S. GOVERNMENT OBLIGATION - 1.4%
U.S. Treasury Note
 (Cost - $7,389,678)                5.500%       05/15/2009    7,660,000        7,480,474
                                                                           --------------

                                    STRIKE                    CONTRACTS

LONG OPTIONS - 0.0%
3 month LIBOR cap                   8.000%       11/14/2001           22           27,319
3 month LIBOR cap                   8.500%       11/14/2002           38          102,901
                                                                           --------------
   Total (Cost $199,150)                                                          130,220
                                                                           --------------
  TOTAL LONG-TERM INVESTMENTS
   (COST - $926,085,931)                                                      922,054,205
                                                                           --------------

                                    COUPON                       FACE
                                     RATE                       AMOUNT

SHORT-TERM INVESTMENTS - 18.3%
Asset Portfolio Funding, CP*        5.750%       07/01/1999   22,435,000       22,431,417
Baker Hughes, CP*                   5.750%       07/01/1999   10,000,000        9,998,403
Investors Bank & Trust Company
 Cash Sweep                         4.164%       07/01/1999   18,333,000       18,333,000
Sigma Finance, CP*                  5.750%       07/01/1999   25,000,000       24,996,007
U.S. Treasury Bill*              4.529%-4.731%   10/21/1999   11,900,000       11,728,212
U.S. Treasury Bill*@             4.700%-4.949%   11/26/1999    8,150,000        7,991,857
                                                                           --------------
   Total (Cost $95,486,747)                                                    95,478,896
                                                                           --------------
TOTAL INVESTMENTS - 194.5%
  (COST - $1,021,572,678)                                                   1,017,533,101
                                                                           --------------
OTHER ASSETS AND LIABILITIES -
(94.5%)                                                                      (494,466,164)
                                                                           --------------
NET ASSETS - 100.0%                                                        $  523,066,937
                                                                           --------------
                                                                           --------------

FFTW FUNDS, INC.
  MORTGAGE-BACKED PORTFOLIO - SCHEDULE OF INVESTMENTS (CONTINUED)
  JUNE 30, 1999 (UNAUDITED)

Summary of Abbreviations
--------------------------------------------------------------------------------------------------------------------
CP         Commercial Paper
FHLMC      Federal Home Loan Mortgage Corp.
FNMA       Federal National Mortgage Association
FRN        Floating Rate Note
GNMA       Government National Mortgage Association
LIBOR      London Interbank Offered Rate

*    Interest rate shown represents yield to maturity at date of purchase.
@ Security or a portion thereof, is held in a margin account to cover open financial futures contracts.
(a) Security exempt from registration under Rule 144A of Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 1999, these securities were valued at $17,176,781 or 3.3% of net assets.
(b)  Face amount shown represents amortized cost.

See Notes to Financial Statements.

FFTW FUNDS, INC.
  GLOBAL TACTICAL EXPOSURE PORTFOLIO - SCHEDULE OF INVESTMENTS
  JUNE 30, 1999 (UNAUDITED)

                                   COUPON
                                    RATE        MATURITY      FACE AMOUNT (a)            VALUE
---------------------------------------------------------------------------------------------------

LONG-TERM INVESTMENTS - 87.5%

ASSET- AND MORTGAGE-BACKED SECURITIES - 23.8%

GERMANY - 1.0%
CORE, Ser. 1998-1, Class A-2A
 (FRN)                             2.759%      01/15/2006  DEM       6,000,000      $     3,153,985
CORE, Ser. 1999-1, Class A-3A
 (FRN)                             2.835%      03/17/2009  EUR       1,000,000            1,031,100
                                                                                    ---------------
                                                                                          4,185,085
                                                                                    ---------------

JAPAN - 1.4%
J-Shop Corp., Ser. II, Class 1
 (FRN)                             0.640%      01/13/2003  JPY     500,000,000            4,136,334
Oscar Funding Corp., Ser. 4,
 Class 2                           3.012%      05/10/2004  EUR       1,363,222            1,407,305
                                                                                    ---------------
                                                                                          5,543,639
                                                                                    ---------------

UNITED KINGDOM - 2.9%
Chester Asset Receivables Deal
 3 (FRN)                           5.449%      11/17/2003  GBP       1,000,000            1,572,858
Chester Asset Receivables Deal
 5                                 6.625%      03/17/2008  GBP       1,440,000            2,331,996
Chester Asset Receivables Deal
 6                                 5.254%      09/15/2003  GBP       2,000,000            3,151,372
Higher Education Securitised
 Investments (The), Ser. 1X,
 Class A1(FRN)                     5.535%      04/10/2028  GBP       2,948,978            4,629,024
                                                                                    ---------------
                                                                                         11,685,250
                                                                                    ---------------

UNITED STATES - 18.5%
Aames Mortgage Trust, Ser.
 1997-C, Class A1A (FRN)           5.188%      11/15/2027            3,593,452            3,588,278
BankBoston Home Equity Loan
 Trust, Ser. 1998-1, Class A1      6.460%      04/25/2012            4,590,043            4,582,871
Beneficial Mortgage Corp.,
 Ser. 1997-2, Class A (FRN)        5.038%      09/28/2037            3,391,527            3,379,928
Bombardier Receivables Master
 Trust I, Ser. 1997-1, Class A
 (FRN)                             5.108%      04/15/2004            4,000,000            3,999,600
Capital Credit Card Corp.,
 Ser. 1996-1, Class A              5.625%      08/15/2001  DEM       6,000,000            3,288,978
Champion Home Equity Loan
 Trust, Ser. 1998-1, Class A1
 (FRN)                             5.403%      09/25/2028            4,867,425            4,785,896
Chase Credit Card Master
 Trust, Ser. 1998-1, Class A3      5.125%      02/15/2005  NLG       5,200,000            2,593,308
Chase Credit Card Master
 Trust, Ser. 1998-4, Class A       5.000%      08/15/2008  DEM       3,700,000            1,944,513
Citibank Credit Card Master
 Trust I, Ser. 1997-5, Class A     5.750%      07/16/2007  DEM       8,000,000            4,436,040

FFTW FUNDS, INC.
  GLOBAL TACTICAL EXPOSURE PORTFOLIO - SCHEDULE OF INVESTMENTS (CONTINUED) JUNE 30, 1999 (UNAUDITED)

                                   COUPON
                                    RATE        MATURITY      FACE AMOUNT (a)            VALUE
---------------------------------------------------------------------------------------------------

UNITED STATES (CONTINUED)
Citibank Credit Card Master
 Trust I, Ser. 1998-7, Class B
 (FRN)                             5.113%      05/15/2002            9,000,000      $     8,991,000
Green Tree Home Improvement
 Loan Trust, Ser. 1998-D,
 Class HEA1                        5.980%      08/15/2029            4,266,619            4,273,019
HFC Revolving Home Equity Loan
 Trust, Ser. 1996-2, Class A
 (FRN)                             5.164%      02/20/2018            4,547,913            4,536,908
Lumiere Funding Corp., Ser.
 1A, Class 1                       5.353%      07/10/2003            1,863,888            1,859,787
MBNA Master Credit Card Trust,
 Ser. 1996-D, Class B (FRN)        5.278%      09/15/2003            5,000,000            4,989,950
MCL Auto Loan Funding Corp.,
 Ser. 1, Class 1                   5.503%      09/10/2003            1,657,446            1,661,178
Newcourt Equipment Trust
 Securities, Ser. 1998-1,
 Class A2                          5.170%      09/20/2000            7,750,000            7,727,835
Novus Home Equity Line of
 Credit Trust, Ser. 1999-1,
 Class A                           5.149%      05/25/2010            7,701,655            7,701,655
                                                                                    ---------------
                                                                                         74,340,744
                                                                                    ---------------
   Total (Cost - $97,510,273)                                                            95,754,718
                                                                                    ---------------

CORPORATE OBLIGATIONS - 5.0%

CANADA - 0.4%
GMAC Canada Ltd.                   5.125%      12/23/2003  DEM       3,000,000            1,643,397
                                                                                    ---------------

SWEDEN - 1.0%
Investor AB                        5.250%      06/30/2008  EUR       1,585,004            1,640,345
Swedbank                           5.500%      07/01/2008  FRF      13,700,000            2,170,450
                                                                                    ---------------
                                                                                          3,810,795
                                                                                    ---------------

UNITED KINGDOM - 3.4%
Argyll Group Plc                   8.125%      10/04/2002  GBP         808,000            1,335,762
BAT International Finance Plc      4.875%      02/25/2009  EUR       1,042,000            1,013,814
BAT International Finance Plc      5.375%      07/28/2006  DEM       3,100,000            1,636,295
British Gas Plc                    8.125%      03/31/2003  GBP         559,000              930,944
Coca-Cola Enterprises Global
 Bond                              6.750%      03/12/2008  GBP       1,000,000            1,608,483
Gallagher Group Plc                5.875%      08/06/2008  DEM       3,832,000            2,000,484
Glaxo Wellcome Plc                 8.750%      12/01/2005  GBP       1,608,000            2,882,895
Safeway Plc                        7.500%      03/11/2004  GBP         404,000              665,102

FFTW FUNDS, INC.
  GLOBAL TACTICAL EXPOSURE PORTFOLIO - SCHEDULE OF INVESTMENTS (CONTINUED) JUNE 30, 1999 (UNAUDITED)

                                   COUPON
                                    RATE        MATURITY      FACE AMOUNT (a)            VALUE
---------------------------------------------------------------------------------------------------

UNITED KINGDOM (CONTINUED)
Tesco Plc                          7.500%      07/30/2007  GBP         890,000      $     1,503,676
                                                                                    ---------------
                                                                                         13,577,455
                                                                                    ---------------

UNITED STATES - 0.2%
General Motors Acceptance
 Corp.                             4.000%      02/09/2006  EUR         500,000              493,897
John Hancock Global Funding
 Corp.                             5.375%      06/10/2008  DEM         850,000              451,413
                                                                                    ---------------
                                                                                            945,310
                                                                                    ---------------
   Total (Cost - $21,748,743)                                                            19,976,957
                                                                                    ---------------

SOVEREIGN DEBT OBLIGATIONS - 56.2%

CANADA - 3.1%
Canadian Government Bond           5.500%      06/01/2009  CAD      18,080,000           12,277,441
                                                                                    ---------------

CROATIA - 0.2%
Croatia Government, Ser. B
 (FRN)                             5.813%      07/31/2006              885,110              737,916
                                                                                    ---------------

DENMARK - 3.7%
Kingdom of Denmark Bond            6.000%      11/15/2009  DKK      65,000,000            9,784,905
Kingdom of Denmark Bond            7.000%      11/10/2024  DKK      31,800,000            5,141,678
                                                                                    ---------------
                                                                                         14,926,583
                                                                                    ---------------

GERMANY - 28.8%
Bundesobligation                   3.750%      08/26/2003  EUR      68,000,000           70,023,474
Bundesrepublic Deutschland
 Bond                              3.750%      01/04/2009  EUR      31,580,000           30,666,958
Bundesrepublic Deutschland
 Bond                              4.125%      07/04/2008  EUR         261,951              262,102
Bundesrepublic Deutschland
 Bond                              4.750%      07/04/2028  EUR      15,000,000           14,023,440
Bundesrepublic Deutschland
 Bond                              5.250%      01/04/2008  EUR         444,202              480,367
Bundesrepublic Deutschland
 Bond                              6.250%      01/04/2024  EUR              96                  111
                                                                                    ---------------
                                                                                        115,456,452
                                                                                    ---------------

FFTW FUNDS, INC.
  GLOBAL TACTICAL EXPOSURE PORTFOLIO - SCHEDULE OF INVESTMENTS (CONTINUED) JUNE 30, 1999 (UNAUDITED)

                                   COUPON
                                    RATE        MATURITY      FACE AMOUNT (a)            VALUE
---------------------------------------------------------------------------------------------------

ITALY - 9.1%
Buoni Poliennali Del Tes           4.500%      05/01/2009  EUR      36,200,000      $    36,530,723
                                                                                    ---------------

SPAIN - 3.7%
Bonos Y Obligation Del Estado      6.000%      01/31/2008  EUR      13,370,716           15,027,308
                                                                                    ---------------

SWEDEN - 3.9%
Kingdom of Sweden Bond             9.000%      04/20/2009  SEK      67,100,000           10,268,984
Swedish Government Bond            8.000%      08/15/2007  SEK      39,100,000            5,529,835
                                                                                    ---------------
                                                                                         15,798,819
                                                                                    ---------------

UNITED KINGDOM - 3.7%
UK Treasury Bond                   6.500%      12/07/2003  GBP       9,100,000           14,964,349
                                                                                    ---------------
   Total (Cost - $241,721,189)                                                          225,719,591
                                                                                    ---------------

U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 2.5%
FNMA Global Bond                   6.875%      06/07/2002        GBP 2,500,000            4,042,127
U.S. Treasury Note                 5.250%      05/15/2004            6,060,000            5,953,950
                                                                                    ---------------
   Total (Cost $10,245,344)                                                               9,996,077
                                                                                    ---------------
TOTAL LONG-TERM INVESTMENTS
 (COST - $371,225,549)                                                                  351,447,343
                                                                                    ---------------

FFTW FUNDS, INC.
  GLOBAL TACTICAL EXPOSURE PORTFOLIO - SCHEDULE OF INVESTMENTS (CONTINUED) JUNE 30, 1999 (UNAUDITED)

                                   COUPON
                                    RATE        MATURITY      FACE AMOUNT (a)            VALUE
---------------------------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS - 7.8%
Investors Bank & Trust Company
 Cash Sweep                        4.164%      07/01/1999            1,689,000      $     1,689,000
U.S. Treasury Bill*@            4.300%-4.505%  09/16/1999            5,500,000            5,446,001
U.S. Treasury Bill*                4.450%      03/30/2000           25,000,000           24,114,650
                                                                                    ---------------
   Total (Cost - $31,292,193)                                                            31,249,651
                                                                                    ---------------
TOTAL INVESTMENTS - 95.3%
(COST - $402,517,742)                                                                   382,696,994
                                                                                    ---------------
OTHER ASSETS AND LIABILITIES -
4.7%                                                                                     18,860,761
                                                                                    ---------------
NET ASSETS - 100.0%                                                                 $   401,557,755
                                                                                    ---------------
                                                                                    ---------------

Summary of Abbreviations
---------------------------------------------------------------------------------------------------------------------
AUD        Australian Dollar
CAD        Canadian Dollar
DEM        Deutsche Mark
DKK        Danish Krone
EUR        European Monetary Unit
FNMA       Federal National Mortgage Association
FRF        French Franc
FRN        Floating Rate Note
GBP        British Pound
JPY        Japanese Yen
NLG        Netherlands Guilder
SEK        Swedish Krona

*    Interest rate shown represents yield to maturity at date of purchase.
@ Security or a portion thereof, is held in a margin account as collateral for open financial futures contracts.
(a)  Face amount shown in U.S. dollars unless otherwise indicated.

See Notes to Financial Statements.

FFTW FUNDS, INC.
  WORLDWIDE PORTFOLIO - SCHEDULE OF INVESTMENTS
  JUNE 30, 1999 (UNAUDITED)

                                   COUPON                        FACE
                                    RATE        MATURITY      AMOUNT (a)          VALUE
-------------------------------------------------------------------------------------------

LONG-TERM INVESTMENTS - 83.6%

ASSET- AND MORTGAGE-BACKED SECURITIES - 21.3%

GERMANY - 1.3%
CORE, Ser. 1999-1, Class A-3A
 (FRN)                             2.835%      03/17/2009  EUR       300,000   $    309,330
CORE, Ser. 1998-1, Class A-2A
 (FRN)                             2.759%      01/15/2006  DEM     1,000,000        525,664
                                                                               ------------
                                                                                    834,994
                                                                               ------------

JAPAN - 0.3%
Oscar Funding Corp., Ser. 4,
 Class 2 (FRN)                     3.012%      05/10/2004  EUR       194,746        201,044

UNITED KINGDOM - 3.2%
Chester Asset Receivables Deal
 3 (FRN)                           5.449%      11/17/2003  GBP       300,000        471,857
Chester Asset Receivables Deal
 5                                 6.625%      03/17/2008  GBP       500,000        809,721
Higher Education Securitised
 Investments (The), Ser. 1X,
 Class A1(FRN)                     5.535%      04/10/2028  GBP       446,815        701,367
                                                                               ------------
                                                                                  1,982,945
                                                                               ------------

UNITED STATES - 16.5%
Advanta Mortgage Loan Trust,
 Ser. 1998-2, Class A15            6.250%      06/25/2028          1,000,000        964,590
Block Mortgage Finance, Inc.,
 Ser. 1999-1,
 Class A7 (FRN)                    5.830%      05/01/2016          1,000,000        987,500
Capital Credit Card Corp.,
 Ser. 1996-A                       5.625%      08/15/2001  DEM       900,000        493,347
Chase Commercial Mortgage
 Securities Corp., Ser. 1998-1
 Class A2                          6.560%      05/18/2008            350,000        342,160
Chase Commercial Mortgage
 Securities Corp., Ser.
 1998-2, Class A1                  6.025%      08/18/2007            481,192        467,805
Citibank Credit Card Master
 Trust I, Ser. 1999-1, Class A     5.750%      07/16/2007  DEM     1,300,000        720,857
DLJ Commercial Mortgage Corp.,
 Ser. 1998-CG1, Class A1B          6.410%      05/10/2008            750,000        722,183
EQCC Home Equity Loan Trust,
 Ser. 1999-1,
 Class A2 (FRN)                    5.765%      03/20/2029            600,000        592,398
First Union Commercial
 Mortgage Trust, Ser. 1999
 C-1, Class A1                     5.730%      10/15/2035            487,948        468,518
FNMA-Aces, Ser. 1997-M5, Class
 C                                 6.740%      08/25/2007            600,000        601,872
GMAC Commercial Mortgage
 Securities Inc.,
 Ser. 1998-C2, Class A1            6.150%      11/15/2007            382,037        372,910

FFTW FUNDS, INC.
  WORLDWIDE PORTFOLIO - SCHEDULE OF INVESTMENTS (CONTINUED)
  JUNE 30, 1999 (UNAUDITED)

                                   COUPON                        FACE
                                    RATE        MATURITY      AMOUNT (a)          VALUE
-------------------------------------------------------------------------------------------

UNITED STATES (CONTINUED)
Green Tree Home Improvement
 Loan Trust,
 Ser. 1997-E, Class HEA6           6.620%      01/15/2029            600,000   $    600,744
Maestro Securitisation Corp.,
 Ser. 1, Class 1 (FRN)             5.451%      07/10/2005          1,000,000        999,800
Nationslink Funding Corp.,
 Ser. 1998-2, Class A2             6.476%      07/20/2008            270,000        262,418
Navistar Finiancial Corp.
 Owner Trust, Ser. 1999-A,
 Class A4                          6.130%      10/15/2005          1,400,000      1,391,688
Paine Webber Mortgage
 Acceptance Corp.,
 Ser. 1999-C1, Class A1            6.480%      12/15/2007            325,000        320,125
                                                                               ------------
                                                                                 10,308,915
                                                                               ------------
   Total (Cost - $13,740,714)                                                    13,327,898
                                                                               ------------

CORPORATE OBLIGATIONS - 9.2%

CANADA - 0.8%
GMAC Canada Ltd.                   5.125%      12/23/2003  DEM       900,000        493,019
                                                                               ------------

SWEDEN - 1.0%
Investor AB                        5.250%      06/30/2008  EUR       409,033        423,314
Swedbank                           5.500%      07/01/2008  FRF     1,500,000        237,641
                                                                               ------------
                                                                                    660,955
                                                                               ------------

UNITED KINGDOM - 2.5%
Argyll Group                       8.125%      10/04/2002  GBP       113,000        186,808
Bat International Finance Plc      4.875%      02/25/2009  EUR       148,000        143,997
Bat International Finance Plc      5.375%      07/28/2006  DEM       600,000        316,702
British Gas Plc                    8.125%      03/31/2003  GBP       121,000        201,510
Coca-Cola Enterprises Global
 Bond                              6.750%      03/12/2008  GBP       140,000        225,188
Glaxo Wellcome Plc                 8.750%      12/01/2005  GBP       224,000        401,597
Safeway Plc                        7.500%      03/11/2004  GBP        56,000         92,192
                                                                               ------------
                                                                                  1,567,994
                                                                               ------------

UNITED STATES - 4.9%
Bank of America Corp.              5.875%      02/15/2009            150,000        137,593
Bank One Corp. (MTN)               5.625%      02/17/2004            400,000        383,360
Commercial Credit Co.              6.500%      08/01/2004            200,000        198,620

FFTW FUNDS, INC.
  WORLDWIDE PORTFOLIO - SCHEDULE OF INVESTMENTS (CONTINUED)
  JUNE 30, 1999 (UNAUDITED)

                                   COUPON                        FACE
                                    RATE        MATURITY      AMOUNT (a)          VALUE
-------------------------------------------------------------------------------------------

UNITED STATES (CONTINUED)
General Motors Acceptance
 Corp.                             4.000%      02/09/2006  EUR       275,000   $    271,643
John Hancock Global Funding
 Corp.                             5.375%      06/10/2008  DEM       160,000         84,972
Morgan Guaranty Trust (FRN)        5.034%      03/19/2001          2,000,000      1,999,138
                                                                               ------------
                                                                                  3,075,326
                                                                               ------------
   Total (Cost - $6,125,904)                                                      5,797,294
                                                                               ------------

SOVEREIGN DEBT OBLIGATIONS - 39.0%

AUSTRALIA - 0.9%
Australian Government Bond         8.750%      08/15/2008  AUD       700,000        541,043
                                                                               ------------

CANADA - 1.9%
Canadian Government Bond           5.500%      06/01/2009  CAD     1,720,000      1,167,987
                                                                               ------------

DENMARK - 2.5%
Kingdom of Denmark Bond            6.000%      11/15/2009  DKK     5,700,000        858,061
Kingdom of Denmark Bond            7.000%      11/10/2024  DKK     4,400,000        711,427
                                                                               ------------
                                                                                  1,569,488
                                                                               ------------

GERMANY - 9.9%
Bundesobligation                   3.750%      08/26/2003  EUR     4,200,000      4,324,979
Bundesrepublic Deutschland
 Bond                              4.750%      07/04/2028  EUR       900,000        841,406
Bundesrepublic Deutschland
 Bond                              6.250%      01/04/2024  EUR       924,842      1,067,844
                                                                               ------------
                                                                                  6,234,229
                                                                               ------------

ITALY - 4.0%
Buoni Poliennali Del Tes           4.500%      05/01/2009  EUR     2,500,000      2,522,840
                                                                               ------------

JAPAN - 9.0%
Japanese Government Bond           1.800%      06/20/2008  JPY   676,000,000      5,614,180
                                                                               ------------

FFTW FUNDS, INC.
  WORLDWIDE PORTFOLIO - SCHEDULE OF INVESTMENTS (CONTINUED)
  JUNE 30, 1999 (UNAUDITED)

                                   COUPON                        FACE
                                    RATE        MATURITY      AMOUNT (a)          VALUE
-------------------------------------------------------------------------------------------

NETHERLANDS - 3.0%
Bank Nederlandse Gemeenten
 (MTN)                             6.750%      10/03/2005  NLG     3,540,000   $  1,859,452
                                                                               ------------

SPAIN - 1.3%
Spanish Government Bond            6.000%      01/31/2008  EUR       722,416        811,921
                                                                               ------------

SWEDEN - 2.9%
Swedish Government Bond            8.000%      08/15/2007  SEK     6,100,000        862,711
Swedish Government Bond            9.000%      04/20/2009  SEK     6,300,000        964,152
                                                                               ------------
                                                                                  1,826,863
                                                                               ------------

UNITED KINGDOM - 3.6%
UK Treasury Bond                   6.500%      12/07/2003  GBP       400,000        657,774
UK Treasury Bond                   9.000%      10/13/2008  GBP       800,000      1,602,176
                                                                               ------------
                                                                                  2,259,950
                                                                               ------------
   Total (Cost - $25,931,639)                                                    24,407,953
                                                                               ------------

U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 14.1%
FNMA Global Bond                   6.875%      06/07/2002  GBP       350,000        565,898
U.S. Treasury Bond                 6.125%      11/15/2027            170,000        168,406
U.S. Treasury Bond                 6.500%      11/15/2026            930,000        962,550
U.S. Treasury Bond                 8.125%      08/15/2019            380,000        457,900
U.S. Treasury Note                 5.250%      05/15/2004          5,910,000      5,806,575
U.S. Treasury Strip*            6.200%-6.260%  02/15/2019          3,100,000        900,423
                                                                               ------------
   Total (Cost - $8,956,062)                                                      8,861,752
                                                                               ------------
TOTAL LONG-TERM INVESTMENTS
 (COST - $54,754,319)                                                            52,394,897
                                                                               ------------

SHORT-TERM INVESTMENTS - 23.3%
Investors Bank & Trust Company
 Cash Sweep                        4.164%      07/01/1999          9,576,000      9,576,000
Morgan Guaranty Trust, CD          4.900%      07/19/1999          2,000,000      2,000,000
Premier Auto Trust, Ser.
 1999-2, Class A1                  4.940%      01/28/2000            738,166        737,893
U.S. Treasury Bill *@           4.460%-4.505%  09/16/1999            300,000        297,055

FFTW FUNDS, INC.
  WORLDWIDE PORTFOLIO - SCHEDULE OF INVESTMENTS (CONTINUED)
  JUNE 30, 1999 (UNAUDITED)

                                   COUPON                        FACE
                                    RATE        MATURITY      AMOUNT (a)          VALUE
-------------------------------------------------------------------------------------------

SHORT-TERM INVESTMENTS (CONTINUED)
Westdeutsche Landesbank,
 Eurodollar CD                     5.040%      11/18/1999  $       2,000,000   $  1,999,892
                                                                               ------------
   Total (Cost $14,611,182)                                                      14,610,840
                                                                               ------------
TOTAL INVESTMENTS - 106.9%
(COST - $69,365,501)                                                             67,005,737
                                                                               ------------
OTHER ASSETS AND LIABILITIES -
(6.9%)                                                                           (4,361,058)
                                                                               ------------
NET ASSETS - 100.0%                                                            $ 62,644,679
                                                                               ------------
                                                                               ------------

Summary of Abbreviations
---------------------------------------------------------------------------------------------------------------------
AUD        Australian Dollar
CAD        Canadian Dollar
CD         Certificates of Deposit
DEM        German Deutschemark
DKK        Danish Krone
EUR        European Monetary Unit
FNMA       Federal National Mortgage Association
FRF        French Franc
FRN        Floating Rate Note
GBP        British Pound
JPY        Japanese Yen
MTN        Medium-Term Note
NLG        Netherlands Guilder
SEK        Swedish Krona

Eurodollar CD - U.S. dollar denominated certificates of deposit issued by a bank outside the U.S., with interest and principal paid in dollars.
(a)  Face amount shown in U.S. dollars unless otherwise indicated.
@ Security, or a portion thereof, is held in a margin account as collateral for open financial futures contracts.
*    Interest rate shown represents yeild to maturity at date of purchase.

See Notes to Financial Statements.

FFTW FUNDS, INC.
  WORLDWIDE-HEDGED PORTFOLIO - SCHEDULE OF INVESTMENTS
  JUNE 30, 1999 (UNAUDITED)

                                   COUPON                          FACE
                                    RATE        MATURITY        AMOUNT (a)            VALUE
-----------------------------------------------------------------------------------------------

LONG-TERM INVESTMENTS - 76.2%

ASSET- AND MORTGAGE-BACKED SECURITIES - 25.2%

GERMANY - 0.9%
CORE, Ser. 1998-1, Class A-2A
 (FRN)                             2.759%      01/15/2006  DEM        2,500,000   $   1,314,161
CORE, Ser. 1999-1, Class A-3A
 (FRN)                             2.835%      03/17/2009  EUR          400,000         412,440
                                                                                  -------------
                                                                                      1,726,601
                                                                                  -------------

JAPAN - 0.3%
Oscar Funding Corp., Ser. 4,
 Class 2 (FRN)                     3.012%      05/10/2004  EUR          584,238         603,131
                                                                                  -------------

UNITED KINGDOM - 1.5%
Chester Asset Receivables Deal
 3 (FRN)                           7.917%      11/17/2003  GBP          400,000         629,143
Chester Asset Receivables Deal
 5                                 5.449%      03/17/2008  GBP          500,000         809,721
Higher Education Securitised
 Investments (The),
 Ser. 1X, Class A1 (FRN)           5.535%      04/10/2028  GBP          804,267       1,262,461
                                                                                  -------------
                                                                                      2,701,325
                                                                                  -------------

UNITED STATES - 22.5%
Advanta Mortgage Loan Trust,
 Ser. 1998-2, Class A15            6.250%      06/25/2028             3,000,000       2,893,770
Advanta Mortgage Loan Trust,
 Ser. 1998-2, Class A1             6.440%      05/25/2013             2,737,999       2,734,330
BankBoston Home Equity Loan
 Trust, Ser. 1998-1, Class A1      6.460%      04/25/2012             2,305,578       2,301,976
Block Mortgage Finance, Inc.
 Ser. 1999-1,
 Class A7 (FRN)                    5.830%      05/01/2016             2,000,000       1,975,000
Capital Credit Card Corp.,
 Ser. 1996-A                       5.625%      08/15/2001  DEM        2,000,000       1,096,326
Chase Commercial Mortgage
 Securities Corp., Ser.
 1998-1, Class A2                  6.560%      05/18/2008               550,000         537,680
Chase Commercial Mortgage
 Securities Corp., Ser.
 1998-2, Class A1                  6.025%      08/18/2007               769,908         748,489
Chase Credit Card Master
 Trust, Ser. 1998, Class 4         5.000%      08/15/2008  DEM        1,600,000         840,870
Citibank Credit Card Master
 Trust I, Ser. 1997-5, Class A     5.750%      07/16/2007  DEM        2,900,000       1,608,065
Discover Card Master Trust I,
 Ser. 1994-2,
 Class A (FRN)                     5.350%      10/16/2004             3,000,000       3,014,010

FFTW FUNDS, INC.
  WORLDWIDE-HEDGED PORTFOLIO - SCHEDULE OF INVESTMENTS (CONTINUED) JUNE 30, 1999 (UNAUDITED)

                                   COUPON                          FACE
                                    RATE        MATURITY        AMOUNT (a)            VALUE
-----------------------------------------------------------------------------------------------

UNITED STATES (CONTINUED)
DLJ Commercial Mortgage Corp.,
 Ser. 1998-CG1, Class A1B          6.410%      05/10/2008             1,250,000   $   1,203,638
EQCC Home Equity Line Trust,
 Ser. 1999-1,
 Class A2 (FRN)                    5.765%      03/20/2029             1,700,000       1,678,461
First Union Commercial
 Mortgage Trust, Ser. 1999-C1,
 Class A1                          5.730%      10/15/2035               731,922         702,777
FNMA-Aces, Ser. 1997-M5, Class
 C                                 6.740%      08/25/2007             1,100,000       1,103,432
GMAC Commercial Mortgage
 Securities Inc.,
 Ser. 1998-C2, Class A1            6.150%      11/15/2007               668,564         652,592
Green Tree Home Improvement
 Loan Trust,
 Ser. 1997-E, Class HEA6           6.620%      01/15/2029             1,477,000       1,478,831
HFC Revolving Home Equity Loan
 Trust, Ser. 1996-1, Class A
 (FRN)                             5.224%      07/20/2017             2,753,629       2,746,470
Ikon Receivables LLC, Ser.
 1999-1, Class A4                  6.230%      05/25/2008             2,275,000       2,254,027
Maestro Securitisation Corp.,
 Ser. 1, Class 1 (FRN)             5.575%      07/10/2005             3,000,000       2,999,400
MBNA American European
 Structure Offering                5.125%      04/19/2008  DEM        2,100,000       1,118,258
MCL Auto Loan Funding Corp.,
 Ser. 1, Class 1 (FRN)             5.503%      09/10/2003               828,723         830,589
Nationslink Funding Corp.,
 Ser. 1998-2, Class A2             6.476%      07/20/2008               470,000         456,802
Navistar Financial Corp.
 Owners Trust, Ser. 1995-B,
 Class A3                          6.050%      04/15/2002             1,755,998       1,756,578
Navistar Financial Corp.
 Owners Trust, Ser. 1999-A,
 Class A4                          6.130%      10/15/2005             4,200,000       4,175,063
Paine Webber Mortgage
 Acceptance Corp.,
 Series 1999-C1, Class A1          6.480%      12/15/2007               508,000         500,380
                                                                                  -------------
                                                                                     41,407,814
                                                                                  -------------
   Total (Cost - $47,322,832)                                                        46,438,871
                                                                                  -------------

CORPORATE OBLIGATONS - 10.1%

CANADA - 0.4%
GMAC Canada Ltd.                   5.125%      12/23/2003  DEM        1,500,000         821,699
                                                                                  -------------

SWEDEN - 1.0%
Investor AB                        5.250%      06/30/2008  EUR          971,454       1,005,372
Swedbank                           5.500%      07/01/2008  FRF        5,500,000         871,349
                                                                                  -------------
                                                                                      1,876,721
                                                                                  -------------

FFTW FUNDS, INC.
  WORLDWIDE-HEDGED PORTFOLIO - SCHEDULE OF INVESTMENTS (CONTINUED) JUNE 30, 1999 (UNAUDITED)

                                   COUPON                          FACE
                                    RATE        MATURITY        AMOUNT (a)            VALUE
-----------------------------------------------------------------------------------------------

UNITED KINGDOM - 2.9%
Argyll Group                       8.125%      10/04/2002  GBP          329,000   $     543,893
Bat International Finance Plc      4.875%      02/25/2009  EUR          428,000         416,423
Bat International Finance Plc      5.375%      07/28/2006  DEM        1,600,000         844,539
British Gas Plc                    8.125%      03/31/2003  GBP          297,000         494,616
Coca-Cola Enterprises Global
 Bond                              6.750%      03/12/2008  GBP          400,000         643,393
Gallagher Group Plc                5.875%      08/06/2008  DEM          600,000         313,228
Glaxo Wellcome Plc                 8.750%      12/01/2005  GBP          649,000       1,163,556
Safeway Plc                        7.500%      03/11/2004  GBP          164,000         269,992
Tesco Plc                          7.500%      07/30/2007  GBP          365,000         616,676
                                                                                  -------------
                                                                                      5,306,316
                                                                                  -------------

UNITED STATES - 5.8%
Bank of America Corp.              5.875%      02/15/2009               450,000         412,779
Bank One Corp. (MTN)               5.625%      02/17/2004             1,100,000       1,054,241
Commercial Credit Co.              6.500%      08/01/2004               600,000         595,859
Exxon Capital Corp.                6.625%      08/15/2002             1,500,000       1,514,015
General Motors Acceptance
 Corp.                             4.000%      02/09/2006  EUR          100,000          98,779
John Hancock Global Funding
 Corp.                             5.375%      06/10/2008  DEM          450,000         238,983
Lumiere Funding Corp. (FRN)        5.353%      07/10/2003               621,296         619,929
Morgan Guaranty Trust Co.
 (FRN)                             5.034%      03/19/2001             6,000,000       5,997,414
                                                                                  -------------
                                                                                     10,531,999
                                                                                  -------------
   Total (Cost - $19,020,250)                                                        18,536,735
                                                                                  -------------

SOVEREIGN DEBT OBLIGATIONS - 26.9%

AUSTRALIA - 0.3%
Australian Government Bond         8.750%      08/15/2008  AUD          650,000         502,397
                                                                                  -------------

CANADA - 1.8%
Canadian Government Bond           5.500%      06/01/2009  CAD        4,970,000       3,374,938
                                                                                  -------------

DENMARK - 2.9%
Kingdom of Denmark Bond            6.000%      11/15/2009  DKK       29,900,000       4,501,056
Kingdom of Denmark Bond            7.000%      11/15/2007  DKK          100,000          15,976

FFTW FUNDS, INC.
  WORLDWIDE-HEDGED PORTFOLIO - SCHEDULE OF INVESTMENTS (CONTINUED) JUNE 30, 1999 (UNAUDITED)

                                   COUPON                          FACE
                                    RATE        MATURITY        AMOUNT (a)            VALUE
-----------------------------------------------------------------------------------------------

DENMARK (CONTINUED)
Kingdom of Denmark Bond            7.000%      11/10/2024  DKK        5,400,000   $     873,115
                                                                                  -------------
                                                                                      5,390,147
                                                                                  -------------

GERMANY - 1.7%
Bundesrepublic Deutschland
 Bond                              4.750%      07/04/2028  EUR        2,100,000       1,963,282
Bundesrepublic Deutschland
 Bond                              6.250%      01/04/2024  EUR          960,976       1,109,565
                                                                                  -------------
                                                                                      3,072,847
                                                                                  -------------

ITALY - 4.2%
Buoni Poliennali Del Tes           4.500%      05/01/2009  EUR        7,600,000       7,669,434
                                                                                  -------------

JAPAN - 9.4%
Japanese Government Bond           1.800%      06/20/2008  JPY    2,079,000,000      17,266,095
                                                                                  -------------

MULTI-NATIONAL - 0.1%
International Bank of
 Reconstruction & Development      7.125%      07/30/2007  GBP          160,000         271,334
                                                                                  -------------

SPAIN - 1.8%
Spanish Government Bond            6.000%      01/31/2008  EUR        2,980,419       3,349,684
                                                                                  -------------

SWEDEN - 2.4%
Swedish Government Bond            8.000%      08/15/2007  SEK        4,700,000         664,712
Swedish Government Bond            9.000%      04/20/2009  SEK       24,900,000       3,810,696
                                                                                  -------------
                                                                                      4,475,408
                                                                                  -------------

UNITED KINGDOM - 2.3%
UK Treasury Bond                   6.500%      12/07/2003  GBP        2,500,000       4,111,085
                                                                                  -------------
   Total (Cost - $52,798,886)                                                        49,483,369
                                                                                  -------------

U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 14.0%
FNMA Global Bond                   5.500%      12/07/2003  GBP          120,000         185,507
FNMA Global Bond                   6.875%      06/07/2002  GBP        1,000,000       1,616,851

FFTW FUNDS, INC.
  WORLDWIDE-HEDGED PORTFOLIO - SCHEDULE OF INVESTMENTS (CONTINUED) JUNE 30, 1999 (UNAUDITED)

                                   COUPON                          FACE
                                    RATE        MATURITY        AMOUNT (a)            VALUE
-----------------------------------------------------------------------------------------------

U.S. GOVERNMENT AND AGENCY OBLIGATIONS (CONTINUED)
U.S. Treasury Bond                 6.125%      11/15/2027             4,250,000   $   4,210,156
U.S. Treasury Note                 5.250%      05/15/2004            17,440,000      17,134,800
U.S.Treasury Strip*             6.200%-6.260%  02/15/2019             8,970,000       2,605,417
                                                                                  -------------
   Total (Cost - $26,137,456)                                                        25,752,731
                                                                                  -------------
TOTAL LONG-TERM INVESTMENTS
 (COST - $145,279,424)                                                              140,211,706
                                                                                  -------------

SHORT-TERM INVESTMENTS - 32.3%
Investors Bank & Trust Company
 Cash Sweep                        4.164%      07/01/1999            31,311,000      31,311,000
Moriarty Ltd., CP*                 4.850%      08/12/1999             6,500,000       6,424,690
Morgan Guaranty Trust, CP*         4.900%      07/19/1999             6,000,000       6,000,000
Premier Auto Trust, Ser.
 1999-2, Class A1                  4.940%      01/28/2000             2,214,499       2,213,679
Revolving Commitment Vehicle,
 CP*                               4.900%      07/19/1999             6,500,000       6,450,456
U.S. Treasury Bill*@               4.510%      09/16/1999             1,000,000         990,182
Westdeutsche Landesbank,
 Eurodollar CD                     5.040%      11/18/1999             6,000,000       5,999,676
                                                                                  -------------
   Total (Cost - $59,390,727)                                                        59,389,683
                                                                                  -------------
TOTAL INVESTMENTS - 108.5%
(COST - $204,670,151)                                                             $ 199,601,389
                                                                                  -------------
OTHER ASSETS AND LIABILITIES -
(8.5%)                                                                              (15,642,838)
                                                                                  -------------
NET ASSETS - 100.0%                                                               $ 183,958,551
                                                                                  -------------
                                                                                  -------------

FFTW FUNDS, INC.
  WORLDWIDE-HEDGED PORTFOLIO - SCHEDULE OF INVESTMENTS (CONTINUED) JUNE 30, 1999 (UNAUDITED)

Summary of Abbreviations
---------------------------------------------------------------------------------------------------------------------
AUD        Australian Dollar
CAD        Canadian Dollar
CP         Commercial Paper
DEM        Deutsche Mark
DKK        Danish Krone
EUR        European Monetary Unit
FNMA       Federal National Mortgage Association
FRF        French Franc
GBP        British Pound
JPY        Japanese Yen
MTN        Medium-Term Note
SEK        Swedish Krona

Eurodollar CD - U.S. dollar denominated certificates of deposit issued by a bank outside the U.S., with interest and principal paid in dollars.
(a)  Face amount shown in U.S. dollars unless otherwise noted.
*    Interest rate shown represents yield to maturity at date of purchase.
@ Security, or a portion thereof, is held in a margin account as collateral for open financial futures contracts.

See Notes to Financial Statements.

FFTW FUNDS, INC.
  INTERNATIONAL PORTFOLIO - SCHEDULE OF INVESTMENTS
  JUNE 30, 1999 (UNAUDITED)

                                COUPON                    FACE
                                 RATE    MATURITY      AMOUNT (a)           VALUE
-------------------------------------------------------------------------------------

LONG-TERM INVESTMENTS - 52.6%

ASSET- AND MORTGAGE-BACKED SECURITIES - 10.0%

GERMANY - 0.9%
CORE, Ser. 1999-1, Class A-3A
 (FRN)                          2.835%  03/17/2009  EUR       300,000   $     309,330
CORE, Ser. 1998-1, Class A-2A
 (FRN)                          2.759%  01/15/2006  DEM     1,000,000         525,664
                                                                        -------------
                                                                              834,994
                                                                        -------------

JAPAN - 1.1%
J-Shop Corp., Ser. II, Class 1
 (FRN)                          0.640%  01/13/2003  JPY   100,000,000         827,267
Oscar Funding Corp., Ser. 4,
 Class 2 (FRN)                  3.012%  05/10/2004  EUR       194,746         201,044
                                                                        -------------
                                                                            1,028,311
                                                                        -------------

UNITED KINGDOM - 0.3%
Chester Asset Receivables Deal
 6 (FRN)                        5.537%  09/15/2003  GBP       200,000         315,137
                                                                        -------------

UNITED STATES - 7.7%
BankBoston Home Equity Loan
 Trust, Ser. 1998-1, Class A1   6.460%  04/25/2012            918,009         916,574
Chase Credit Card Master
 Trust, Ser. 1998-1, Class A    5.125%  02/15/2005  DEM     1,000,000         532,005
Chase Credit Card Master
 Trust, Ser. 1998-4, Class A    5.000%  08/15/2008  DEM       600,000         315,326
MBNA American European
 Structure Offering             5.125%  04/19/2008  DEM     1,500,000         798,756
MCL Auto Loan Funding Corp.,
 Ser. 1, Class 1 (FRN)          5.503%  09/10/2003            828,723         830,589
Novus Home Equity Line of
 Credit Trust, Ser. 1999-1,
 Class A (FRN)                  5.149%  05/25/2010          1,925,414       1,925,414
Providian Home Equity Loan
 Trust, Ser. 1999-1, Class A
 (FRN)                          5.196%  05/06/2025          1,992,191       1,987,833
                                                                        -------------
                                                                            7,306,497
                                                                        -------------
   Total (Cost - $9,670,188)                                                9,484,939
                                                                        -------------

CORPORATE OBLIGATIONS - 5.1%

CANADA - 1.2%
GMAC Canada Ltd.                5.125%  12/23/2003  DEM     2,100,000       1,150,378
                                                                        -------------

FFTW FUNDS, INC.
  INTERNATIONAL PORTFOLIO - SCHEDULE OF INVESTMENTS (CONTINUED)
  JUNE 30, 1999 (UNAUDITED)

                                COUPON                    FACE
                                 RATE    MATURITY      AMOUNT (a)           VALUE
-------------------------------------------------------------------------------------

SWEDEN - 0.7%
Investor AB                     5.250%  06/30/2008  EUR       306,775   $     317,486
Swedbank                        5.500%  07/01/2008  FRF     2,300,000         364,382
                                                                        -------------
                                                                              681,868
                                                                        -------------

UNITED KINGDOM - 2.7%
Abbey National Treasury
 Service                        6.500%  03/05/2004  GBP       258,000         409,883
Argyll Group                    8.125%  10/04/2002  GBP       134,000         221,525
Bat International Finance Plc   4.875%  02/25/2009  EUR       177,000         172,212
Bat International Finance Plc   5.375%  07/28/2006  DEM       600,000         316,702
British Gas Plc                 8.125%  03/31/2003  GBP       110,000         183,191
Coca-Cola Enterprises Global
 Bond                           6.750%  03/12/2008  GBP       200,000         321,697
Gallagher Group Plc             5.875%  08/06/2008  DEM       200,000         104,409
Glaxo Wellcome Plc              8.750%  12/01/2005  GBP       268,000         480,482
Safeway Plc                     7.500%  03/11/2004  GBP        67,000         110,301
Tesco Plc                       7.500%  07/30/2007  GBP       151,000         255,118
                                                                        -------------
                                                                            2,575,520
                                                                        -------------

UNITED STATES - 0.5%
General Motors Acceptance
 Corp.                          4.000%  02/09/2006  EUR       100,000          98,779
John Hancock Global Funding
 Corp.                          5.375%  06/10/2008  DEM       170,000          90,283
Lumiere Funding Corp. (FRN)     5.353%  07/10/2003            310,648         309,965
                                                                        -------------
                                                                              499,027
                                                                        -------------
   Total (Cost - $5,355,419)                                                4,906,793
                                                                        -------------

SOVEREIGN DEBT OBLIGATIONS - 35.7%

CANADA - 2.2%
Canadian Government Bond        5.500%  06/01/2009  CAD     3,070,000       2,084,720
                                                                        -------------

DENMARK - 2.4%
Kingdom of Denmark Bond         6.000%  11/15/2009  DKK     7,200,000       1,083,866
Kingdom of Denmark Bond         7.000%  11/10/2024  DKK     7,500,000       1,212,660
                                                                        -------------
                                                                            2,296,526
                                                                        -------------

FFTW FUNDS, INC.
  INTERNATIONAL PORTFOLIO - SCHEDULE OF INVESTMENTS (CONTINUED)
  JUNE 30, 1999 (UNAUDITED)

                                COUPON                    FACE
                                 RATE    MATURITY      AMOUNT (a)           VALUE
-------------------------------------------------------------------------------------

GERMANY - 8.8%
Bundesobligation                5.000%  11/12/2002  EUR     4,669,378   $   5,014,875
Bundesrepublic Deutschland
 Bond                           3.750%  01/04/2009  EUR     1,100,000       1,068,197
Bundesrepublic Deutschland
 Bond                           4.750%  07/04/2028  EUR       500,000         467,448
Bundesrepublic Deutschland
 Bond                           5.250%  01/04/2008  EUR       166,053         179,573
Bundesrepublic Deutschland
 Bond                           6.250%  01/04/2024  EUR     1,449,684       1,673,838
                                                                        -------------
                                                                            8,403,931
                                                                        -------------

ITALY - 2.3%
Buoni Poliennali Del Tes        4.500%  05/01/2009  EUR     2,200,000       2,220,099
                                                                        -------------

JAPAN - 11.5%
Japanese Government Bond        1.800%  06/20/2008  JPY 1,326,000,000      11,012,430
                                                                        -------------

SPAIN - 3.5%
Spanish Government Bond         6.000%  01/31/2008  EUR     2,948,565       3,313,885
                                                                        -------------

SWEDEN - 2.3%
Swedish Government Bond         8.000%  08/15/2007  SEK     7,500,000       1,060,710
Swedish Government Bond         9.000%  04/20/2009  SEK     7,500,000       1,147,800
                                                                        -------------
                                                                            2,208,510
                                                                        -------------

UNITED KINGDOM - 2.7%
UK Treasury Bond                6.500%  12/07/2003  GBP     1,542,000       2,535,719
                                                                        -------------
   Total (Cost - $36,855,071)                                              34,075,820
                                                                        -------------

U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 1.8%
FNMA Global Bond                6.875%  06/07/2002  GBP       500,000         808,425
U.S. Treasury Note              5.250%  05/15/2004            890,000         874,425
                                                                        -------------
   Total (Cost - $1,734,203)                                                1,682,850
                                                                        -------------
TOTAL LONG-TERM INVESTMENTS
 (COST - $53,614,881)                                                      50,150,402
                                                                        -------------

FFTW FUNDS, INC.
  INTERNATIONAL PORTFOLIO - SCHEDULE OF INVESTMENTS (CONTINUED)
  JUNE 30, 1999 (UNAUDITED)

                                COUPON                    FACE
                                 RATE    MATURITY      AMOUNT (a)           VALUE
-------------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS - 59.5%
ABN-AMRO Finance Co., CP*       4.820%  10/06/1999          2,800,000   $   2,743,016
Bank of Nova Scotia, Yankee CD  5.020%  10/20/1999          2,000,000       1,999,983
Bayerische Landesbank, Yankee
 CD                             4.980%  11/19/1999          3,000,000       2,998,857
CBA (Delaware) Finance, CP*     4.930%  11/24/1999          3,000,000       2,924,407
Investors Bank & Trust Company
 Cash Sweep                     4.164%  07/01/1999         41,412,000      41,412,000
Premier Auto Trust, Ser.
 1999-2, Class A1               4.940%  01/28/2000            738,166         737,893
Revolving Commitment Vehicle,
 CP*                            4.900%  07/19/1999          2,500,000       2,480,944
UBS (Delaware) Finance LLC,
 CP*                            4.860%  12/23/1999          1,000,000         964,090
U.S. Treasury Bill *@           4.510%  09/16/1999            500,000         495,091
                                                                        -------------
   Total (Cost $56,756,643)                                                56,756,281
                                                                        -------------
TOTAL INVESTMENTS - 112.1%
(COST - $110,371,524)                                                     106,906,683
                                                                        -------------
OTHER ASSETS AND LIABILITIES -
(12.1%)                                                                   (11,560,717)
                                                                        -------------
NET ASSETS - 100.0%                                                     $  95,345,966
                                                                        -------------
                                                                        -------------

Summary of Abbreviations
---------------------------------------------------------------------------------------------------------------------
CAD        Canadian Dollar
CP         Commercial Paper
DEM        German Deutschemark
DKK        Danish Krone
EUR        European Monetary Unit
FNMA       Federal National Mortgage Association
FRF        French Franc
FRN        Floating Rate Note
GBP        British Pound
JPY        Japanese Yen
SEK        Swedish Krona

Yankee CD - U.S. dollar denominated certificates of deposit issued by non-U.S. banks in the U.S.
(a)  Face amount shown in U.S. dollars unless otherwise indicated.
*    Interest rate shown represents yield to maturity at date of purchase.
@ Security or a portion thereof, is held in a margin account as collateral for open financial futures contracts.

See Notes to Financial Statements.

FFTW FUNDS, INC.
  EMERGING MARKETS PORTFOLIO - SCHEDULE OF INVESTMENTS
  JUNE 30, 1999 (UNAUDITED)

                                    COUPON                         FACE
                                     RATE         MATURITY      AMOUNT (b)         VALUE
--------------------------------------------------------------------------------------------

LONG-TERM INVESTMENTS - 72.4%

CORPORATE OBLIGATIONS - 3.5%

SOUTH KOREA - 1.5%
Pohang Iron & Steel Co. -
 Yankee                             7.125%       11/01/2006          2,000,000  $  1,860,000
Pohang Iron & Steel Co. -
 Yankee                             7.500%       08/01/2002          1,000,000       980,000
                                                                                ------------
                                                                                   2,840,000
                                                                                ------------

THAILAND - 1.2%
Export-Import Bank of Thailand
 (FRN)                              5.338%       11/20/2000            500,000       495,000
Industrial Finance Corp.            7.375%       01/14/2007          2,000,000     1,811,080
                                                                                ------------
                                                                                   2,306,080
                                                                                ------------

UNITED STATES - 0.8%
Pera Financial Services - 144A
 (a)                                9.375%       10/15/2002          1,717,000     1,502,375
                                                                                ------------
   Total (Cost $6,859,289)                                                         6,648,455
                                                                                ------------

SOVEREIGN DEBT OBLIGATIONS - 68.9%

ARGENTINA - 5.8%
Republic of Argentina (FRN)         6.000%       03/31/2023          4,000,000     2,495,000
Republic of Argentina (MTN)         11.750%      02/12/2007  ARS     5,000,000     4,013,062
Republic of Argentina               11.750%      04/07/2009          5,000,000     4,500,000
                                                                                ------------
                                                                                  11,008,062
                                                                                ------------

BRAZIL - 2.7%
Republic of Brazil                  5.000%       04/15/2014          7,769,320     5,011,211
Republic of Brazil                  3.000%       04/15/2014             48,558        31,320
                                                                                ------------
                                                                                   5,042,531
                                                                                ------------

BULGARIA - 2.8%
Bulgaria Discount Bond Ser. A
 (FRN)                              5.875%       07/28/2024          3,750,000     2,540,625

FFTW FUNDS, INC.
  EMERGING MARKETS PORTFOLIO - SCHEDULE OF INVESTMENTS (CONTINUED) JUNE 30, 1999 (UNAUDITED)

                                    COUPON                         FACE
                                     RATE         MATURITY      AMOUNT (b)         VALUE
--------------------------------------------------------------------------------------------

BULGARIA (CONTINUED)
Bulgaria Government Bond, Ser.
 A (FRN)                            2.500%       07/28/2012          4,500,000  $  2,677,500
                                                                                ------------
                                                                                   5,218,125
                                                                                ------------

COLOMBIA - 5.4%
Republic of Colombia                8.375%       02/15/2027          4,000,000     2,800,000
Republic of Colombia                9.750%       04/23/2009          9,000,000     7,425,000
                                                                                ------------
                                                                                  10,225,000
                                                                                ------------

COSTA RICA - 2.6%
Republic of Costa Rica              9.335%       05/15/2009          5,000,000     4,875,000
                                                                                ------------

CROATIA - 0.8%
Croatia Government, Ser. A
 (FRN)                              5.813%       07/31/2010          1,000,000       795,800
Croatia Government, Ser. B
 (FRN)                              5.813%       07/31/2006            885,110       737,916
                                                                                ------------
                                                                                   1,533,716
                                                                                ------------

ECUADOR - 3.2%
Republic of Ecuador (FRN)           6.000%       02/28/2025         10,000,000     4,625,000
Republic of Ecuador (FRN)           3.250%       02/27/2015          4,028,395     1,299,157
Republic of Ecuador (FRN)           2.750%       02/27/2015             31,220        10,068
                                                                                ------------
                                                                                   5,934,225
                                                                                ------------

GREECE - 4.2%
Hellenic Republic Bond              8.600%       03/26/2008  GRD 1,700,000,000     6,206,606
Hellenic Republic Bond              11.000%      02/25/2000  GRD   500,000,000     1,619,025
                                                                                ------------
                                                                                   7,825,631
                                                                                ------------

HUNGARY - 2.9%
Hungary Government Bond             16.000%      04/12/2000  HUF 1,300,000,000     5,424,951
                                                                                ------------

MALAYSIA - 1.1%
Malaysia Global Government
 Bond                               8.750%       06/01/2009          2,000,000     2,006,800
                                                                                ------------

FFTW FUNDS, INC.
  EMERGING MARKETS PORTFOLIO - SCHEDULE OF INVESTMENTS (CONTINUED) JUNE 30, 1999 (UNAUDITED)

                                    COUPON                         FACE
                                     RATE         MATURITY      AMOUNT (b)         VALUE
--------------------------------------------------------------------------------------------

MEXICO - 6.9%
United Mexican States Par
 Bonds, Ser. A                      6.250%       12/31/2019         11,000,000  $  8,112,500
United Mexican States Par
 Bonds, Ser. B                      6.250%       12/31/2019          6,500,000     4,793,750
                                                                                ------------
                                                                                  12,906,250
                                                                                ------------

MOROCCO - 3.0%
Morocco Reconstruction &
 Consolidation, Ser. A (FRN)        5.906%       01/01/2009          7,142,857     5,714,286
                                                                                ------------

NIGERIA - 2.1%
Central Bank of Nigeria Bond+       6.250%       11/15/2020          6,500,000     3,965,000
                                                                                ------------

PANAMA - 4.9%
Republic of Panama                  8.875%       09/30/2027          9,000,000     7,380,000
Republic of Panama                  9.375%       04/01/2029          2,000,000     1,902,600
                                                                                ------------
                                                                                   9,282,600
                                                                                ------------

PERU - 3.9%
Peru - Past Due Interest (FRN)      4.500%       03/07/2017          8,000,000     4,910,400
Republic of Peru (FRN)              4.500%       03/07/2017          4,000,000     2,455,200
                                                                                ------------
                                                                                   7,365,600
                                                                                ------------

PHILIPPINE ISLANDS - 3.6%
Republic of Philippines             8.875%       04/15/2008          7,000,000     6,842,500
                                                                                ------------

POLAND - 2.3%
Poland Government Bond              12.000%      06/12/2003  PLN     7,000,000     1,837,411
Poland Government Bond              14.000%      02/12/2000  PLN    10,000,000     2,553,517
                                                                                ------------
                                                                                   4,390,928
                                                                                ------------

RUSSIA - 2.1%
City of Moscow Bond                 9.500%       05/31/2000          3,000,000     1,792,500

FFTW FUNDS, INC.
  EMERGING MARKETS PORTFOLIO - SCHEDULE OF INVESTMENTS (CONTINUED) JUNE 30, 1999 (UNAUDITED)

                                    COUPON                         FACE
                                     RATE         MATURITY      AMOUNT (b)         VALUE
--------------------------------------------------------------------------------------------

RUSSIA (CONTINUED)
Ministry of Finance Russia
 Bond                               12.750%      06/24/2028          4,000,000  $  2,240,000
                                                                                ------------
                                                                                   4,032,500
                                                                                ------------

SOUTH KOREA - 1.8%
Korea Development Bank Bond         6.500%       11/15/2002          2,000,000     1,905,000
Republic of Korea                   8.875%       04/15/2008          1,500,000     1,566,000
                                                                                ------------
                                                                                   3,471,000
                                                                                ------------

TURKEY - 2.3%
Turkey Treasury Bill                93.220%      05/17/2000  TRL 1,850,000,000     2,256,087
Turkey Treasury Bill               117.380%      08/23/2000  TRL 1,000,000,000     1,013,015
Turkey Treasury Bill               126.250%      02/09/2000  TRL   768,000,000     1,133,401
                                                                                ------------
                                                                                   4,402,503
                                                                                ------------

URUGUAY - 0.6%
Banco Central del Uruguay,
 Ser. B                             6.750%       02/19/2021          1,250,000     1,087,500
                                                                                ------------

VENEZUELA - 3.9%
Republic of Venezuela (FRN)+        5.875%       03/31/2020          6,250,000     4,296,875
Republic of Venezuela (FRN)         6.313%       12/18/2007          4,047,600     3,091,557
                                                                                ------------
                                                                                   7,388,432
                                                                                ------------
   Total (Cost - $136,517,924)                                                   129,943,140
                                                                                ------------
TOTAL LONG TERM INVESTMENTS
 (COST $143,377,213)                                                             136,591,595
                                                                                ------------

SHORT-TERM INVESTMENTS - 24.4%
Investors Bank & Trust Company
 Cash Sweep                         4.164%       07/01/1999         35,258,000    35,258,000
Korea Electric Power                9.250%       11/17/1999          2,000,000     2,017,600
Poland Treasury Bill                12.100%      04/12/2000  PLN    20,000,000     4,645,770
Turkey Treasury Bill            97.659%-99.835%  07/21/1999  TRL 1,240,000,000     2,819,184
Turkey Treasury Bill               107.790%      10/06/1999  TRL   570,000,000     1,102,677

FFTW FUNDS, INC.
  EMERGING MARKETS PORTFOLIO - SCHEDULE OF INVESTMENTS (CONTINUED) JUNE 30, 1999 (UNAUDITED)

                                    COUPON                         FACE
                                     RATE         MATURITY      AMOUNT (b)         VALUE
--------------------------------------------------------------------------------------------

SHORT-TERM INVESTMENTS (CONTINUED)
U.S. Treasury Bill @*               4.510%       09/16/1999            250,000  $    247,546
                                                                                ------------
TOTAL (COST $47,321,830)                                                          46,090,777
                                                                                ------------
TOTAL INVESTMENTS - 96.8%
(COST - $190,699,043)                                                            182,682,372
                                                                                ------------
OTHER ASSETS AND LIABILITIES -
3.2%                                                                               5,971,697
                                                                                ------------
NET ASSETS - 100.0%                                                             $188,654,069
                                                                                ------------
                                                                                ------------

Summary of Abbreviations
------------------------------------------------------------------------------------------------------------------
ARS         Argentinian Peso
FRN         Floating Rate Note
GRD         Greek Drachma
HUF         Hungarian Forint
MTN         Medium-Term Note
PLN         Polish Zloty
TRL         Turkish Lira

(a) Security Exempt from registration under Rule 144A of Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 1999, these securities were valued at $1,502,375 or 0.8% of net assets.
(b)  Face Amount shown in U.S. Dollars unless otherwise indicated.
@ Security or a portion thereof, is held in a margin account as collateral for open financial futures contracts.
*    Interest rate shown represents yield to maturity at date of purchase.
+ Security issued with detachable warrants. The current value of each warrant is zero.

See Notes to Financial Statements.

FFTW FUNDS, INC.
  INTERNATIONAL OPPORTUNITIES PORTFOLIO - SCHEDULE OF INVESTMENTS
  JUNE 30, 1999 (UNAUDITED)

                                   COUPON                        FACE
                                    RATE        MATURITY      AMOUNT (a)          VALUE
-------------------------------------------------------------------------------------------

LONG-TERM INVESTMENTS - 69.4%

ASSET- AND MORTGAGE-BACKED SECURITIES - 13.2%

UNITED STATES - 13.2%
Caterpillar Financial Asset,
 Ser. 1997-A, Class A3             6.450%      05/25/2003            264,409   $    265,292
Chase Credit Card Master
 Trust, Ser. 1998, Class A1        5.125%      02/15/2005  DEM       600,000        319,203
MBNA Master Credit Card Trust,
 Ser. 1997-G, Class B (FRN)        5.348%      11/15/2006            700,000        698,141
Novus Home Equity Line of
 Credit Trust, Ser. 1999-1,
 Class A (FRN)                     5.149%      05/25/2010            962,707        962,707
Providian Home Equity Loan
 Trust, Series 1999-1,
 Class A (FRN)                     5.196%      05/06/2025            996,096        993,917
                                                                               ------------
   Total (Cost - $3,272,414)                                                      3,239,260
                                                                               ------------

SOVEREIGN DEBT OBLIGATIONS - 54.8%

CANADA - 2.7%
Canada Government Bond             5.500%      06/01/2009  CAD       990,000        672,270
                                                                               ------------

DENMARK - 3.6%
Kingdom of Denmark Bond            6.000%      11/15/2009  DKK     5,900,000        888,168
                                                                               ------------

FRANCE - 14.8%
French Government Bond             5.250%      04/25/2008  EUR     3,353,878      3,620,713
                                                                               ------------

GERMANY - 7.9%
Bundesrepublic Deutschland
 Bond                              5.250%      01/04/2008  EUR       741,464        801,830
Bundesrepublic Deutschland
 Bond                              6.250%      01/04/2024  EUR       971,454      1,121,663
                                                                               ------------
                                                                                  1,923,493
                                                                               ------------

JAPAN - 17.5%
Japanese Government Bond           1.800%      06/20/2008  JPY   515,000,000      4,277,075
                                                                               ------------

FFTW FUNDS, INC.
  INTERNATIONAL OPPORTUNITIES PORTFOLIO - SCHEDULE OF INVESTMENTS (CONTINUED) JUNE 30, 1999 (UNAUDITED)

                                   COUPON                        FACE
                                    RATE        MATURITY      AMOUNT (a)          VALUE
-------------------------------------------------------------------------------------------

SWEDEN - 2.3%
Swedish Government Bond            9.000%      04/20/2009  SEK     3,700,000   $    566,248
                                                                               ------------

UNITED KINGDOM - 6.0%
UK Treasury Bond                   6.500%      12/07/2003  GBP       900,000      1,479,991
                                                                               ------------
   Total (Cost - $14,762,823)                                                    13,427,958
                                                                               ------------

U.S. GOVERNMENT OBLIGATIONS - 1.4%
U.S. Treasury Note
 Total (Cost - $342,262)           5.250%      05/15/2004            350,000        343,875
                                                                               ------------
TOTAL LONG-TERM INVESTMENTS
 (COST - $18,377,499)                                                            17,011,093
                                                                               ------------

SHORT-TERM INVESTMENTS - 47.7%
ABN-AMRO Finance, Co., CP*         4.820%      10/06/1999            900,000        881,684
Bank of Nova Scotia, Yankee CD     5.020%      10/20/1999          1,000,000        999,992
CBA (Delaware) Finance, CP*        4.930%      11/24/1999          1,000,000        974,802
FNMA Discount Note                 4.900%      09/07/1999          1,000,000        988,431
Investors Bank & Trust Company
 Cash Sweep                        4.164%      07/01/1999          6,780,000      6,780,000
Premier Auto Trust, Ser.
 1999-2, Class A1                  4.940%      01/28/2000            369,083        368,947
UBS (Delaware) Finance LLC,
 CP*                               4.860%      12/23/1999            500,000        482,045
U.S. Treasury Bill*@            4.420%-4.505%  09/16/1999            200,000        198,036
                                                                               ------------
   Total (Cost - $11,674,135)                                                    11,673,937
                                                                               ------------
TOTAL INVESTMENTS - 117.1%
(COST - $30,051,634)                                                             28,685,030
                                                                               ------------
OTHER ASSETS AND LIABILITIES -
(17.1%)                                                                          (4,183,687)
                                                                               ------------
NET ASSETS - 100.0%                                                            $ 24,501,343
                                                                               ------------
                                                                               ------------

FFTW FUNDS, INC.
  INTERNATIONAL OPPORTUNITIES PORTFOLIO - SCHEDULE OF INVESTMENTS (CONTINUED) JUNE 30, 1999 (UNAUDITED)

Summary of Abbreviations
---------------------------------------------------------------------------------------------------------------------
CAD        Canadian Dollar
CP         Commercial Paper
DEM        German Deutschemark
DKK        Danish Krone
EUR        European Monetary Unit
FNMA       Federal National Mortgage Association
FRN        Floating Rate Note
GBP        British Pound Sterling
JPY        Japanese Yen
SEK        Swedish Krona

Yankee CD - U.S. dollar denominated certificates of deposit issued by non-U.S. banks in the U.S.
(a)  Face Amount shown in U.S. Dollars unless otherwise indicated.
*    Interest rate shown represents yield to maturity at date of purchase.
@ Security or portion thereof, is held in a margin account as collateral for open futures contracts.

See Notes to Financial Statements.

FFTW FUNDS, INC.
  STATEMENTS OF ASSETS AND LIABILITIES
  JUNE 30, 1999 (UNAUDITED)                                      U.S. PORTFOLIOS

                                          MONEY MARKET    U.S. SHORT-TERM
                                            PORTFOLIO        PORTFOLIO
--------------------------------------------------------------------------

ASSETS
----------------------------------------
Investments in securities, at value
 (Cost - $26,696,097 and
 $654,158,307, respectively)               $26,696,097      $652,739,901
Cash                                               482                79
Interest receivable                            173,215         2,311,321
Receivable for securities sold                       -           667,671
Receivable for fund shares sold                    208                 -
Variation margin receivable                          -            69,700
Other receivables                                  939            69,722
                                          -------------   ----------------
 Total assets                               26,870,941       655,858,394
                                          -------------   ----------------

LIABILITIES
----------------------------------------
Payable for securities purchased             1,000,017        44,796,318
Payable for fund shares purchased                    -           478,000
Distribution payable                                 -            94,552
                                          -------------   ----------------
 Total liabilities                           1,000,017        45,368,870
                                          -------------   ----------------

NET ASSETS                                 $25,870,924      $610,489,524
----------------------------------------
                                          -------------   ----------------
                                          -------------   ----------------

SHARES OUTSTANDING (PAR VALUE $0.001)       25,870,958        63,071,008
----------------------------------------
                                          -------------   ----------------
                                          -------------   ----------------

NET ASSET VALUE PER SHARE                  $      1.00      $       9.68
----------------------------------------
                                          -------------   ----------------
                                          -------------   ----------------

COMPONENTS OF NET ASSETS AS OF JUNE 30,
1999 WERE AS FOLLOWS:
----------------------------------------
Paid-in capital                            $25,870,340      $627,198,729
Undistributed investment income, net                 -           243,592
Accumulated net realized gain (loss) on
 investments, financial futures and
 options contracts                                 584       (15,554,327)
Net unrealized depreciation on
 investments and financial futures
 contracts                                           -        (1,398,470)
                                          -------------   ----------------
                                           $25,870,924      $610,489,524
                                          -------------   ----------------
                                          -------------   ----------------

See Notes to Financial Statements.

FFTW FUNDS, INC.
  STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)
  JUNE 30, 1999 (UNAUDITED)                                      U.S. PORTFOLIOS

                                          LIMITED DURATION    MORTGAGE-BACKED
                                              PORTFOLIO          PORTFOLIO
------------------------------------------------------------------------------

ASSETS
----------------------------------------
Investments in securities, at value
 (Cost - $93,200,145 and
 $1,021,572,678, respectively)               $92,711,298       $1,017,533,101
Cash                                                 434                  392
Receivable for securities sold                 3,938,625          116,018,093
Interest receivable                              437,768            4,025,482
Other receivables                                  5,420              206,401
                                          -----------------   ----------------
 Total assets                                 97,093,545        1,137,783,469
                                          -----------------   ----------------

LIABILITIES
----------------------------------------
Payable for securities purchased              24,629,281          552,467,195
Payable for fund shares redeemed                  13,436           61,141,060
Variation margin payable                          31,219              480,279
Distribution payable                                   -              536,072
Accrued expenses and other liabilities                 -               91,926
                                          -----------------   ----------------
 Total liabilities                            24,673,936          614,716,532
                                          -----------------   ----------------

NET ASSETS                                   $72,419,609       $  523,066,937
----------------------------------------
                                          -----------------   ----------------
                                          -----------------   ----------------

SHARES OUTSTANDING (PAR VALUE $0.001)          7,418,393           53,001,791
----------------------------------------
                                          -----------------   ----------------
                                          -----------------   ----------------

NET ASSET VALUE PER SHARE                    $      9.76       $         9.87
----------------------------------------
                                          -----------------   ----------------
                                          -----------------   ----------------

COMPONENTS OF NET ASSETS AS OF JUNE 30,
1999 WERE AS FOLLOWS:
----------------------------------------
Paid-in capital                              $74,113,202       $  542,410,429
Undistributed investment income, net                   -            1,498,565
Accumulated net realized loss on
 investments, shorts sales, financial
 futures,
 and options contracts                        (1,190,734)         (16,839,080)
Net unrealized depreciation on
 investments and financial futures
 contracts                                      (502,859)          (4,002,977)
                                          -----------------   ----------------
                                             $72,419,609       $  523,066,937
                                          -----------------   ----------------
                                          -----------------   ----------------

See Notes to Financial Statements.

FFTW FUNDS, INC.
  STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)
  JUNE 30, 1999 (UNAUDITED)                    GLOBAL & INTERNATIONAL PORTFOLIOS

                                          GLOBAL TACTICAL EXPOSURE        WORLDWIDE
                                                  PORTFOLIO               PORTFOLIO
---------------------------------------------------------------------------------------

ASSETS
----------------------------------------
Investments in securities, at value
 (Cost - $402,517,742 and
 $69,365,501, respectively)                      $382,696,994         $      67,005,737
Cash                                                      153                       683
Foreign cash (Cost - $4,468,579 and
 $1,435,340, respectively)                          4,323,019                 1,337,662
Interest receivable                                 6,929,517                   896,267
Receivable for securities sold                     15,832,568                 4,729,692
Receivable on swap contracts                       13,245,257                         -
Other receivables                                      71,774                     1,407
                                          -------------------------   -----------------
 Total assets                                     423,099,282                73,971,448
                                          -------------------------   -----------------

LIABILITIES
----------------------------------------
Payable for securities purchased                      906,450                10,573,176
Payable for fund shares redeemed                   14,734,247                         -
Variation margin payable                            3,667,548                   413,371
Net unrealized depreciation of forward
 foreign exchange contracts                         2,126,456                   225,005
Distribution payable                                   59,508                   106,666
Accrued expenses and other liabilities                 47,318                     8,551
                                          -------------------------   -----------------
 Total liabilities                                 21,541,527                11,326,769
                                          -------------------------   -----------------

NET ASSETS                                       $401,557,755         $      62,644,679
----------------------------------------
                                          -------------------------   -----------------
                                          -------------------------   -----------------

SHARES OUTSTANDING (PAR VALUE $0.001)              39,396,423                 6,706,530
----------------------------------------
                                          -------------------------   -----------------
                                          -------------------------   -----------------

NET ASSET VALUE PER SHARE                        $      10.19         $            9.34
----------------------------------------
                                          -------------------------   -----------------
                                          -------------------------   -----------------

COMPONENTS OF NET ASSETS AS OF JUNE 30,
1999 WERE AS FOLLOWS:
----------------------------------------
Paid-in capital                                  $394,182,554         $      70,250,972
Undistributed (distributions in excess
 of) investment income, net                          (183,350)                1,633,254
Accumulated net realized gain (loss) on
 investments, financial futures
 and swap contracts, and foreign
 currency-related transactions                     33,579,561                (6,394,751)
Net unrealized depreciation on
 investments, financial futures
 contracts, and
 on translation of other assets and
 liabilities denominated in foreign
 currency                                         (26,021,010)               (2,844,796)
                                          -------------------------   -----------------
                                                 $401,557,755         $      62,644,679
                                          -------------------------   -----------------
                                          -------------------------   -----------------

See Notes to Financial Statements.

FFTW FUNDS, INC.
  STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)
  JUNE 30, 1999 (UNAUDITED)                    GLOBAL & INTERNATIONAL PORTFOLIOS

                                          WORLDWIDE-HEDGED    INTERNATIONAL
                                              PORTFOLIO         PORTFOLIO
----------------------------------------------------------------------------

ASSETS
----------------------------------------
Investments in securities, at value
 (Cost - $204,670,151 and
 $110,371,524, respectively)                 $199,601,389      $ 106,906,683
Cash                                                  352                684
Foreign cash (Cost - $783,760 and
 $729,783, respectively)                          686,553            674,370
Receivable for fund shares sold                    87,500                  -
Receivable for securities sold                 13,391,914          6,553,562
Interest receivable                             1,932,671          1,059,253
Net unrealized appreciation of forward
 foreign exchange contracts                     1,573,740                  -
                                          -----------------   --------------
 Total assets                                 217,274,119        115,194,552
                                          -----------------   --------------

LIABILITIES
----------------------------------------
Payable for securities purchased               32,279,451         18,727,770
Payable for fund shares redeemed                        -              1,814
Variation margin payable                        1,003,827            536,260
Net unrealized depreciation of forward
 foreign exchange contracts                             -            575,359
Distribution payable                                  794                  -
Accrued expenses and other liabilities             31,496              7,383
                                          -----------------   --------------
 Total liabilities                             33,315,568         19,848,586
                                          -----------------   --------------

NET ASSETS                                   $183,958,551      $  95,345,966
----------------------------------------
                                          -----------------   --------------
                                          -----------------   --------------

SHARES OUTSTANDING (PAR VALUE $0.001)          16,943,774         10,984,305
----------------------------------------
                                          -----------------   --------------
                                          -----------------   --------------

NET ASSET VALUE PER SHARE                    $      10.86      $        8.68
----------------------------------------
                                          -----------------   --------------
                                          -----------------   --------------

COMPONENTS OF NET ASSETS AS OF JUNE 30,
1999 WERE AS FOLLOWS:
----------------------------------------
Paid-in capital                              $190,110,562      $ 104,411,452
Distributions in excess of investment
 income, net                                   (1,122,393)          (934,988)
Accumulated net realized loss on
 investments, financial futures
 contracts
 and foreign currency-related
 transactions                                    (636,731)        (3,444,843)
Net unrealized depreciation on
 investments, financial futures
 contracts, and
 on translation of other assets and
 liabilities denominated in foreign
 currency                                      (4,392,887)        (4,685,655)
                                          -----------------   --------------
                                             $183,958,551      $  95,345,966
                                          -----------------   --------------
                                          -----------------   --------------

See Notes to Financial Statements.

FFTW FUNDS, INC.
  STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)
  JUNE 30, 1999 (UNAUDITED)                    GLOBAL & INTERNATIONAL PORTFOLIOS

                                                              INTERNATIONAL
                                          EMERGING MARKETS    OPPORTUNITIES
                                              PORTFOLIO         PORTFOLIO
----------------------------------------------------------------------------
ASSETS
----------------------------------------
Investments in securities, at value
 (Cost - $190,699,043 and
 $30,051,634, respectively)                  $182,682,372       $28,685,030
Cash                                                  146               360
Foreign cash (Cost - $132,808)                  1,703,608                 -
Interest receivable                             3,121,795           201,228
Receivable for fund shares sold                         -         2,660,110
Variation margin receivable                             -           177,906
Net unrealized appreciation of forward
 foreign exchange contracts                     1,092,201                 -
Other receivables                                 194,741             8,004
                                          -----------------   --------------
 Total assets                                 188,794,863        31,732,638
                                          -----------------   --------------
LIABILITIES
----------------------------------------
Payable to bank                                         -            65,201
Payable for securities purchased                        -         7,028,524
Variation margin payable                          100,313                 -
Net unrealized depreciation of forward
 foreign exchange contracts                             -           137,570
Accrued expenses and other liabilities             40,481                 -
                                          -----------------   --------------
 Total liabilities                                140,794         7,231,295
                                          -----------------   --------------
NET ASSETS                                   $188,654,069       $24,501,343
----------------------------------------
                                          -----------------   --------------
                                          -----------------   --------------
SHARES OUTSTANDING (PAR VALUE $0.001)          25,160,813         2,739,799
----------------------------------------
                                          -----------------   --------------
                                          -----------------   --------------
NET ASSET VALUE PER SHARE                    $       7.50       $      8.94
----------------------------------------
                                          -----------------   --------------
                                          -----------------   --------------
COMPONENTS OF NET ASSETS AS OF JUNE 30,
1999 WERE AS FOLLOWS:
----------------------------------------
Paid-in capital                              $235,525,199       $27,063,828
Distributions in excess of investment
 income, net                                   (1,273,559)         (532,291)
Accumulated net realized loss on
 investments, financial futures
 contracts
 and foreign currency-related
 transactions                                 (38,427,599)         (414,411)
Net unrealized depreciation on
 investments, financial futures
 contracts, and
 on translation of other assets and
 liabilities denominated in foreign
 currency                                      (7,169,972)       (1,615,783)
                                          -----------------   --------------
                                             $188,654,069       $24,501,343
                                          -----------------   --------------
                                          -----------------   --------------

See Notes to Financial Statements.

FFTW FUNDS, INC.
  STATEMENTS OF OPERATIONS
  FOR THE SIX MONTHS ENDED JUNE 30, 1999 (UNAUDITED)             U.S. PORTFOLIOS

                                          MONEY MARKET    U.S. SHORT-TERM
                                            PORTFOLIO        PORTFOLIO
--------------------------------------------------------------------------

INVESTMENT INCOME
----------------------------------------
Interest                                     $658,629        $18,841,225
                                          -------------   ----------------

EXPENSES
----------------------------------------
Investment advisory fees                       13,134          1,042,245
Administration fees                             6,544            173,385
Custodian fees                                  7,041            128,212
Audit fees                                      9,200             18,725
Transfer agent fees                             1,378             19,208
Legal fees                                        246              6,547
Directors' fees and expenses                      594             15,222
Registration fees                                 997            102,088
Other fees and expenses                         3,155             41,715
                                          -------------   ----------------
 Total operating expenses                      42,289          1,547,347
Waiver of investment advisory and
 administration fees                           (9,455)          (677,244)
                                          -------------   ----------------
 Operating expenses, net                       32,834            870,103
                                          -------------   ----------------
Investment income, net                        625,795         17,971,122
                                          -------------   ----------------

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS,
FINANCIAL FUTURES AND OPTIONS CONTRACTS
----------------------------------------
Net realized loss on investments                    -         (3,561,814)
Net realized loss on financial futures
 and options contracts                              -         (2,030,701)
Net change in unrealized appreciation
 (depreciation) on investments                      -           (137,764)
Net change in unrealized appreciation
 (depreciation) on financial
 futures contracts                                  -            412,961
                                          -------------   ----------------
Net realized and unrealized loss on
 investments, financial futures and
 options contracts                                  -         (5,317,318)
                                          -------------   ----------------
Net Increase in Net Assets Resulting
 From Operations                             $625,795        $12,653,804
                                          -------------   ----------------
                                          -------------   ----------------

See Notes to Financial Statements.

FFTW FUNDS, INC.
  STATEMENTS OF OPERATIONS (CONTINUED)
  FOR THE SIX MONTHS ENDED JUNE 30, 1999 (UNAUDITED)             U.S. PORTFOLIOS

                                          LIMITED DURATION    MORTGAGE-BACKED
                                              PORTFOLIO          PORTFOLIO
------------------------------------------------------------------------------

INVESTMENT INCOME
----------------------------------------
Interest                                     $ 2,417,815        $ 25,415,111
                                          -----------------   ----------------

EXPENSES
----------------------------------------
Investment advisory fees                         146,659           1,071,278
Administration fees                               20,907             199,141
Custodian fees                                    19,414             139,257
Audit fees                                        13,825              23,200
Transfer agent fees                                1,719               2,147
Legal fees                                           775               6,882
Directors' fees and expenses                       1,782              15,613
Registration fees                                 18,192              49,657
Other fees and expenses                            7,448              43,996
                                          -----------------   ----------------
 Total operating expenses                        230,721           1,551,171
Waiver of investment advisory fees              (104,883)           (692,596)
                                          -----------------   ----------------
 Operating expenses, net                         125,838             858,575
                                          -----------------   ----------------
Investment income, net                         2,291,977          24,556,536
                                          -----------------   ----------------

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS,
SHORT SALES, FINANCIAL FUTURES AND
OPTIONS CONTRACTS, AND
FOREIGN CURRENCY-RELATED TRANSACTIONS
----------------------------------------
Net realized loss on investments                (929,158)        (19,945,230)
Net realized gain on short sales                       -             267,932
Net realized gain on financial futures
 and options contracts                            31,972           2,115,358
Net change in unrealized appreciation
 (depreciation) on investments                  (496,563)         (1,926,272)
Net change in unrealized appreciation
 (depreciation) on financial futures and
 options contracts                               (25,944)           (362,693)
                                          -----------------   ----------------
Net realized and unrealized loss on
 investments, short sales, financial
 futures and options contracts                (1,419,693)        (19,850,905)
                                          -----------------   ----------------
Net Increase in Net Assets Resulting
 From Operations                             $   872,284        $  4,705,631
                                          -----------------   ----------------
                                          -----------------   ----------------

See Notes to Financial Statements.

FFTW FUNDS, INC.
  STATEMENTS OF OPERATIONS (CONTINUED)
  FOR THE SIX MONTHS ENDED JUNE 30, 1999 (UNAUDITED)
                                               GLOBAL & INTERNATIONAL PORTFOLIOS

                                          GLOBAL TACTICAL EXPOSURE        WORLDWIDE
                                                  PORTFOLIO               PORTFOLIO
---------------------------------------------------------------------------------------
INVESTMENT INCOME
----------------------------------------
Interest                                         $ 19,497,357         $       1,660,569
                                                -------------         -----------------
EXPENSES
----------------------------------------
Investment advisory fees                              830,045                   131,962
Administration fees                                   114,219                    16,434
Custodian fees                                        126,927                    31,531
Audit fees                                             18,775                    18,775
Legal fees                                              2,581                       627
Directors' fees and expenses                            9,386                     1,478
Transfer agent fees                                     2,351                     2,694
Registration fees                                      40,745                     3,271
Other fees and expenses                                26,719                     7,892
                                                -------------         -----------------
 Total operating expenses                           1,171,748                   214,664
Waiver of investment advisory fees                   (611,728)                  (16,722)
                                                -------------         -----------------
 Operating expenses, net                              560,020                   197,942
Interest expense                                   10,109,309                         -
                                                -------------         -----------------
 Total expenses                                    10,669,329                   197,942
                                                -------------         -----------------
Investment income, net                              8,828,028                 1,462,627
                                                -------------         -----------------
NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS,
FINANCIAL FUTURES AND SWAPS CONTRACTS,
AND
FOREIGN CURRENCY-RELATED TRANSACTIONS
----------------------------------------
Net realized loss on investments                   (3,412,395)                 (785,959)
Net realized loss on financial futures
 and swaps contracts                               46,607,822                  (577,890)
Net realized loss on foreign
 currency-related transactions                     (5,520,978)                 (433,135)
Net change in unrealized appreciation
 (depreciation) on investments                    (25,459,040)               (3,203,079)
Net change in unrealized appreciation
 (depreciation) on financial
 futures contracts                                 (3,513,028)                  189,649
Net change in unrealized appreciation
 (depreciation) on translation
 of other assets and liabilities
 denominated in foreign currency                  (10,209,792)               (1,524,701)
                                                -------------         -----------------
Net realized and unrealized loss on
 investments, financial futures, swaps
 and
 options contracts and foreign
 currency-related transactions                     (1,507,411)               (6,335,115)
                                                -------------         -----------------
Net Increase (Decrease) in Net Assets
 Resulting From Operations                       $  7,320,617         $      (4,872,488)
                                                -------------         -----------------
                                                -------------         -----------------

See Notes to Financial Statements.

FFTW FUNDS, INC.
  STATEMENTS OF OPERATIONS (CONTINUED)
  FOR THE SIX MONTHS ENDED JUNE 30, 1999 (UNAUDITED)
                                               GLOBAL & INTERNATIONAL PORTFOLIOS

                                          WORLDWIDE-HEDGED    INTERNATIONAL
                                              PORTFOLIO         PORTFOLIO
----------------------------------------------------------------------------
INVESTMENT INCOME
----------------------------------------
Interest                                     $ 4,471,316        $ 1,921,290
                                          -----------------   --------------
EXPENSES
----------------------------------------
Investment advisory fees                         360,908            166,555
Administration fees                               50,077             20,745
Custodian fees                                    53,820             33,850
Audit fees                                        18,775             18,775
Transfer agent fees                                3,401              2,832
Legal fees                                         1,709                803
Directors' fees and expenses                       4,113              1,996
Registration fees                                 29,017              4,541
Other fees and expenses                           14,286              8,858
                                          -----------------   --------------
 Total operating expenses                        536,106            258,955
Waiver of investment advisory fees              (130,306)            (9,122)
                                          -----------------   --------------
 Operating expenses, net                         405,800            249,833
                                          -----------------   --------------
Investment income, net                         4,065,516          1,671,457
                                          -----------------   --------------
NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS,
FINANCIAL FUTURES CONTRACTS, AND FOREIGN
CURRENCY-RELATED TRANSACTIONS
----------------------------------------
Net realized loss on investments              (2,755,812)        (1,179,904)
Net realized loss on financial futures
 contracts                                    (1,664,240)          (628,438)
Net realized gain (loss) on foreign
 currency-related transactions                 4,053,479         (1,593,944)
Net change in unrealized appreciation
 (depreciation) on investments                (6,491,990)        (3,799,400)
Net change in unrealized appreciation
 (depreciation) on financial
 futures contracts                               (27,992)          (126,719)
Net change in unrealized appreciation
 (depreciation) on other assets
 and liabilities denominated in foreign
 currency                                      1,186,612         (2,044,873)
                                          -----------------   --------------
Net realized and unrealized loss on
 investments, financial futures
 contracts, and foreign currency-related
 transactions                                 (5,699,943)        (9,373,278)
                                          -----------------   --------------
Net Increase (Decrease) in Net Assets
 Resulting From Operations                   $(1,634,427)       $(7,701,821)
                                          -----------------   --------------
                                          -----------------   --------------

See Notes to Financial Statements.

FFTW FUNDS, INC.
  STATEMENTS OF OPERATIONS (CONTINUED)
  FOR THE SIX MONTHS ENDED JUNE 30, 1999 (UNAUDITED)
                                               GLOBAL & INTERNATIONAL PORTFOLIOS

                                                              INTERNATIONAL
                                          EMERGING MARKETS    OPPORTUNITIES
                                              PORTFOLIO         PORTFOLIO
----------------------------------------------------------------------------
INVESTMENT INCOME
----------------------------------------
Interest                                     $  9,436,264       $   546,082
                                          -----------------   --------------
EXPENSES
----------------------------------------
Investment advisory fees                          593,767            49,048
Administration fees                                39,448             6,109
Custodian fees                                     89,704            19,500
Transfer agent                                      2,112               180
Legal fees                                            980               236
Audit fees                                         18,775            18,725
Directors' fees and expenses                        3,706               556
Registration fees                                  27,781            10,043
Other fees and expenses                            15,417             5,582
                                          -----------------   --------------
 Total Operating expense                          791,690           109,979
Waiver of investment advisory                           -           (36,407)
                                          -----------------   --------------
 Operating expenses, net                          791,690            73,572
                                          -----------------   --------------
Investment income, net                          8,644,574           472,510
                                          -----------------   --------------
NET REALIZED AND UNREALIZED GAIN (LOSS)
ON
INVESTMENTS, FINANCIAL FUTURES CONTRACTS
AND FOREIGN
CURRENCY-RELATED TRANSACTIONS
----------------------------------------
Net realized loss on investments              (12,906,564)         (173,254)
Net realized loss on financial futures
 contracts                                              -          (195,472)
Net realized gain (loss) on foreign
 currency-related transactions                 (3,091,366)            1,800
Net change in unrealized appreciation
 (depreciation) on investments                  9,518,767        (1,549,632)
Net change in unrealized appreciation
 (depreciation) on financial
 futures contracts                               (138,097)          (64,466)
Net change in unrealized appreciation
 (depreciation) on other assets
 and liabilities denominated in foreign
 currency                                          87,314          (621,450)
                                          -----------------   --------------
Net realized and unrealized loss on
 investments, financial futures
 contracts and foreign currency-related
 transactions                                  (6,529,946)       (2,602,474)
                                          -----------------   --------------
Net Increase (Decrease) in Net Assets
 Resulting From Operations                   $  2,114,628       $(2,129,964)
                                          -----------------   --------------
                                          -----------------   --------------

See Notes to Financial Statements.

FFTW FUNDS, INC.
  STATEMENTS OF CHANGES IN NET ASSETS
  JUNE 30, 1999 (UNAUDITED)                                      U.S. PORTFOLIOS

                                       MONEY MARKET PORTFOLIO                 U.S. SHORT-TERM PORTFOLIO
                                -------------------------------------   -------------------------------------
                                     SIX MONTHS                              SIX MONTHS
                                ENDED JUNE 30, 1999      YEAR ENDED     ENDED JUNE 30, 1999      YEAR ENDED
                                    (UNAUDITED)        DEC. 31, 1998        (UNAUDITED)        DEC. 31, 1998
-------------------------------------------------------------------------------------------------------------

INCREASE (DECREASE) IN NET
ASSETS FROM OPERATIONS
------------------------------
Investment income, net               $   625,795         $ 1,530,257        $  17,971,122       $ 35,014,319
Net realized loss on
 investments, financial
 futures and options contracts                 -                   -           (5,592,515)          (726,442)
Net change in unrealized
 appreciation (depreciation)
 on investments and financial
 futures                                       -                   -              275,197         (1,500,109)
                                --------------------   --------------   --------------------   --------------
Net increase in net assets
 resulting from operations                     -           1,530,257           12,653,804         32,787,768
                                --------------------   --------------   --------------------   --------------

DISTRIBUTIONS TO SHAREHOLDERS
------------------------------
From investment income, net              625,795           1,530,257           17,971,122         35,026,323
In excess of investment
 income, net                                   -              21,387                    -                  -
                                --------------------   --------------   --------------------   --------------
Total Distributions                      625,795           1,551,644           17,971,122         35,026,323
                                --------------------   --------------   --------------------   --------------

CAPITAL SHARE TRANSACTIONS,
 NET                                  (3,580,493)          3,320,586         (224,559,164)       355,698,913
                                --------------------   --------------   --------------------   --------------
Total increase (decrease) in
net assets                            (4,206,288)          3,299,199         (229,876,482)       353,460,358

NET ASSETS
------------------------------
Beginning of Year                     29,451,417          26,152,218          843,049,831        489,589,473
                                --------------------   --------------   --------------------   --------------
End of Year                          $25,245,129         $29,451,417        $ 613,173,349       $843,049,831
                                --------------------   --------------   --------------------   --------------
                                --------------------   --------------   --------------------   --------------

UNDISTRIBUTED INVESTMENT
INCOME, NET                          $         -         $         -        $     243,592       $    243,592
------------------------------

See Notes to Financial Statements.

FFTW FUNDS, INC.
  STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)
  JUNE 30, 1999 (UNAUDITED)                                      U.S. PORTFOLIOS

                                     LIMITED DURATION PORTFOLIO               MORTGAGE-BACKED PORTFOLIO
                                -------------------------------------   -------------------------------------
                                     SIX MONTHS                              SIX MONTHS
                                ENDED JUNE 30, 1999      YEAR ENDED     ENDED JUNE 30, 1999      YEAR ENDED
                                    (UNAUDITED)        DEC. 31, 1998        (UNAUDITED)        DEC. 31, 1998
-------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET
ASSETS FROM OPERATIONS
------------------------------
Investment income, net              $  2,291,977         $ 4,449,079        $  24,556,536       $ 53,345,649
Net realized gain (loss) on
 investments, short sales, and
 financial futures, swaps and
 options contracts                      (897,186)            807,566          (17,561,940)        15,692,844
Net change in unrealized
 appreciation (depreciation)
 on investments, short sales
 and financial futures, swaps
 and option contracts and
 financial futures contracts            (522,507)            (68,170)          (2,288,965)        (8,277,832)
                                --------------------   --------------   --------------------   --------------
Net increase in net assets
 resulting from operations               872,284           5,188,475            4,705,631         60,760,661
                                --------------------   --------------   --------------------   --------------
DISTRIBUTIONS TO SHAREHOLDERS
------------------------------
From investment income, net            2,291,977           4,449,079           24,556,536         52,124,492
In excess of investment
 income, net                                   -              26,882                    -                  -
From net realized gain on
 investments, short sales,
 financial futures, swap and
 options contracts, and
 foreign currency-related
 transactions                                  -           1,041,363                    -         16,884,432
                                --------------------   --------------   --------------------   --------------
 Total Distributions                   2,291,977           5,517,324           24,556,536         69,008,924
                                --------------------   --------------   --------------------   --------------

CAPITAL SHARE TRANSACTIONS,
 NET                                 (15,681,683)         49,820,618         (272,448,767)       168,343,622
                                --------------------   --------------   --------------------   --------------
Total increase (decrease) in
net assets                           (17,108,376)         49,491,769         (292,299,672)       160,095,359
NET ASSETS
------------------------------
Beginning of Year                     89,520,985          40,029,216          815,366,610        655,271,251
                                --------------------   --------------   --------------------   --------------
End of Year                         $ 72,419,609         $89,520,985        $ 523,066,938       $815,366,610
                                --------------------   --------------   --------------------   --------------
                                --------------------   --------------   --------------------   --------------
UNDISTRIBUTED INVESTMENT
INCOME, NET                         $          -         $         -        $   1,498,565       $  1,498,565
------------------------------

See Notes to Financial Statements.

FFTW FUNDS, INC.
  STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)
                                               GLOBAL & INTERNATIONAL PORTFOLIOS

                                 GLOBAL TACTICAL EXPOSURE PORTFOLIO              WORLDWIDE PORTFOLIO
                                -------------------------------------   -------------------------------------
                                     SIX MONTHS                              SIX MONTHS
                                ENDED JUNE 30, 1999      YEAR ENDED     ENDED JUNE 30, 1999      YEAR ENDED
                                    (UNAUDITED)        DEC. 31, 1998        (UNAUDITED)        DEC. 31, 1998
-------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET
ASSETS
FROM OPERATIONS
------------------------------
Investment income, net              $  8,828,028        $ 17,207,229         $ 1,462,627        $  3,964,055
Net realized gain (loss) on
 investments, financial
 futures and swap contracts,
 and foreign currency-related
 transactions                         37,674,449         (12,347,912)         (1,796,984)          6,457,926
Net change in unrealized
 appreciation (depreciation)
 on investments, financial
 futures contracts, and on
 translation of assets and
 liabilities denominated in
 foreign currency                    (39,181,860)         22,153,203          (4,538,131)          2,451,967
                                --------------------   --------------   --------------------   --------------
Net increase (decrease) in net
 assets resulting from
 operations                            7,320,617          27,012,520          (4,872,488)         12,873,948
                                --------------------   --------------   --------------------   --------------
DISTRIBUTIONS TO SHAREHOLDERS
------------------------------
From investment income, net            9,517,452          17,207,229           1,462,626           3,964,055
In excess of investment
 income, net                                   -              74,921                   -               2,391
From net realized gain on
 investments, financial
 futures and swaps contracts,
 and foreign currency-related
 transactions                                  -                   -                   -             648,984
In excess of net realized gain
 on investments, financial
 futures and swap contracts,
 and foreign currency-related
 transactions                                  -           2,764,626                   -                   -
                                --------------------   --------------   --------------------   --------------
 Total Distributions                   9,517,452          20,046,776           1,462,626           4,615,430
                                --------------------   --------------   --------------------   --------------

CAPITAL SHARE TRANSACTIONS,
 NET                                 (20,211,119)        133,994,685            (672,961)        (20,841,508)
                                --------------------   --------------   --------------------   --------------
Total increase (decrease) in
net assets                           (22,407,954)        140,960,429          (7,008,075)        (12,582,990)
NET ASSETS
------------------------------
Beginning of Year                    423,965,709         283,005,280          69,652,754          82,235,744
                                --------------------   --------------   --------------------   --------------
End of Year                         $401,557,755        $423,965,709         $62,644,679        $ 69,652,754
                                --------------------   --------------   --------------------   --------------
                                --------------------   --------------   --------------------   --------------
UNDISTRIBUTED (DISTRIBUTIONS
IN EXCESS OF) INVESTMENT
INCOME, NET                         $   (183,350)       $    506,074         $ 1,633,254        $  1,633,253
------------------------------

See Notes to Financial Statements.

FFTW FUNDS, INC.
  STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)
                                               GLOBAL & INTERNATIONAL PORTFOLIOS

                                     WORLDWIDE-HEDGED PORTFOLIO                INTERNATIONAL PORTFOLIO
                                -------------------------------------   -------------------------------------
                                     SIX MONTHS                              SIX MONTHS
                                ENDED JUNE 30, 1999      YEAR ENDED     ENDED JUNE 30, 1999      YEAR ENDED
                                    (UNAUDITED)        DEC. 31, 1998        (UNAUDITED)        DEC. 31, 1998
-------------------------------------------------------------------------------------------------------------

INCREASE (DECREASE) IN NET
ASSETS
FROM OPERATIONS
------------------------------
Investment income, net              $  4,065,516        $  7,500,941         $ 1,671,457         $ 3,336,012
Net realized gain (loss) on
 investments, financial
 futures contracts, and
 foreign currency-related
 transactions                           (366,573)         10,263,492          (3,402,286)          7,774,505
Net change in unrealized
 appreciation (depreciation)
 on investments, financial
 futures contracts, and
 translation of assets and
 liabilities denominated in
 foreign currency                     (5,333,370)           (242,936)         (5,970,992)          2,505,110
                                --------------------   --------------   --------------------   --------------
Net increase (decrease) in net
 assets resulting from
 operations                           (1,634,427)         17,521,497          (7,701,821)         13,615,627
                                --------------------   --------------   --------------------   --------------

DISTRIBUTIONS TO SHAREHOLDERS
------------------------------
From investment income, net            4,065,516           7,500,941           1,671,457           3,336,012
In excess of investment
 income, net                                   -           2,012,026                   -           3,005,070
From net realized gain on
 investments, financial
 futures contracts, and
 foreign currency-related
 transactions                                  -           8,917,381                   -           5,026,290
                                --------------------   --------------   --------------------   --------------
 Total Distributions                   4,065,516          18,430,348           1,671,457          11,367,372
                                --------------------   --------------   --------------------   --------------

CAPITAL SHARE TRANSACTIONS,
 NET                                  14,853,959          95,323,789          23,014,372          11,803,979
                                --------------------   --------------   --------------------   --------------
Total increase in net assets           9,154,016          94,414,938          13,641,094          14,052,234

NET ASSETS
------------------------------
Beginning of Year                    174,804,535          80,389,597          81,704,872          67,652,638
                                --------------------   --------------   --------------------   --------------
End of Year                         $183,958,551        $174,804,535         $95,345,966         $81,704,872
                                --------------------   --------------   --------------------   --------------
                                --------------------   --------------   --------------------   --------------

DISTRIBUTIONS IN EXCESS OF
INVESTMENT INCOME, NET              $ (1,122,393)       $ (1,122,393)        $  (934,988)        $  (934,988)
------------------------------

See Notes to Financial Statements.

FFTW FUNDS, INC.
  STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)
                                               GLOBAL & INTERNATIONAL PORTFOLIOS

                                     EMERGING MARKETS PORTFOLIO          INTERNATIONAL OPPORTUNITIES PORTFOLIO
                                -------------------------------------   ----------------------------------------
                                     SIX MONTHS                              SIX MONTHS           PERIOD FROM
                                ENDED JUNE 30, 1999      YEAR ENDED     ENDED JUNE 30, 1999    OCT. 8, 1998* TO
                                    (UNAUDITED)        DEC. 31, 1998        (UNAUDITED)          DEC. 31, 1998
----------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET
ASSETS
FROM OPERATIONS
------------------------------
Investment income, net              $  8,644,574        $ 16,723,142         $   472,510          $   203,910
Net realized loss on
 investments, financial
 futures contracts and foreign
 currency-related transactions       (15,997,930)        (25,017,053)           (366,926)            (423,463)
Net change in unrealized
 appreciation (depreciation)
 on investments financial
 futures contracts and on
 translation of assets and
 liabilities denominated in
 foreign currency                      9,467,984         (15,139,020)         (2,235,548)             619,765
                                --------------------   --------------   --------------------   -----------------
Net increase (decrease) in net
 assets resulting from
 operations                            2,114,628         (23,432,931)         (2,129,964)             400,212
                                --------------------   --------------   --------------------   -----------------
DISTRIBUTIONS TO SHAREHOLDERS
------------------------------
From investment income, net            8,642,770          14,481,049             472,510              203,662
In excess of net realized gain
 on investments, financial
 futures contracts, and
 foreign currency-related
 transactions                                  -                   -                   -              156,561
From capital stock in excess
 of par value                                  -           2,252,464                   -                    -
                                --------------------   --------------   --------------------   -----------------
 Total Distributions                   8,642,770          16,733,513             472,510              360,223
                                --------------------   --------------   --------------------   -----------------

CAPITAL SHARE TRANSACTIONS,
 NET                                  30,473,496          93,831,710           1,527,771           25,536,057
                                --------------------   --------------   --------------------   -----------------
Total increase (decrease) in
net assets                            23,945,354          53,665,266          (1,074,703)          25,576,046
NET ASSETS
------------------------------
Beginning of Period                  164,708,715         111,043,449          25,576,046                    -
                                --------------------   --------------   --------------------   -----------------
End of Period                       $188,654,069        $164,708,715         $24,501,343          $25,576,046
                                --------------------   --------------   --------------------   -----------------
                                --------------------   --------------   --------------------   -----------------
UNDISTRIBUTED (DISTRIBUTIONS
IN
EXCESS OF) INVESTMENT INCOME,
NET                                 $ (1,273,559)       $ (1,275,363)        $  (532,291)         $  (532,291)
------------------------------

* Commencement of Operations.

See Notes to Financial Statements.

FFTW FUNDS, INC.
  FINANCIAL HIGHLIGHTS
                                                          MONEY MARKET PORTFOLIO

                                                                     FOR THE YEAR ENDED,
                            FOR THE SIX MONTHS    ---------------------------------------------------------
FOR A SHARE OUTSTANDING    ENDED JUNE 30, 1999    DEC. 31,    DEC. 31,    DEC. 31,    DEC. 31,    DEC. 31,
THROUGHOUT THE PERIOD:         (UNAUDITED)          1998        1997        1996        1995        1994
-----------------------------------------------------------------------------------------------------------

PER SHARE DATA
-------------------------
Net asset value,
beginning of period               $  1.00          $  1.00     $  1.00     $  1.00     $  1.00     $  1.00

INCREASE (DECREASE) FROM
INVESTMENT OPERATIONS
-------------------------
Investment income, net               0.02*            0.05        0.05        0.05        0.06        0.04
Net realized gain on
investments                             -                -           -        0.00**      0.00**      0.00**
                                 --------         ---------   ---------   ---------   ---------   ---------
Total from investment
operations                           0.02             0.05        0.05        0.05        0.06        0.04
                                 --------         ---------   ---------   ---------   ---------   ---------

LESS DISTRIBUTIONS
-------------------------
From investment income,
net                                  0.02             0.05        0.05        0.05        0.06        0.04
From net realized gain on
investments                             -                -           -        0.00**         -           -
In excess of net realized
gain on investments                     -                -           -           -           -        0.00**
                                 --------         ---------   ---------   ---------   ---------   ---------
Total distributions                  0.02             0.05        0.05        0.05        0.06        0.04
                                 --------         ---------   ---------   ---------   ---------   ---------
Net asset value, end of
period                            $  1.00          $  1.00     $  1.00     $  1.00     $  1.00     $  1.00
                                 --------         ---------   ---------   ---------   ---------   ---------
                                 --------         ---------   ---------   ---------   ---------   ---------
TOTAL RETURN                        2.39%            5.51%       5.46%       5.18%       5.74%       4.13%
-------------------------

RATIOS/SUPPLEMENTAL DATA
-------------------------
Net assets, end of period
(000's)                           $25,871          $29,451     $26,152     $25,047     $25,870     $22,006
Ratio of operating
expenses to average net
assets (a)                          0.25%(b)         0.25%       0.30%       0.40%       0.40%       0.40%
Ratio of investment
income, net to average
net assets (a)                      4.77%(b)         5.29%       5.33%       5.05%       5.58%       4.16%
Decrease in above expense
ratios due to waiver of
investment advisory and
administration fees and
reimbursement of other
expenses                            0.07%(b)         0.11%       0.16%       0.30%       0.37%       0.64%

--------------------------------------------------------------------------------

(a)  Net of waivers and reimbursements.
(b)  Annualized.
*    Calculation done based on average shares outstanding.
**   Rounds to less than $.01.

See Notes to Financial Statements.

FFTW FUNDS, INC.
  FINANCIAL HIGHLIGHTS (CONTINUED)
                                                       U.S. SHORT-TERM PORTFOLIO

                                                                           FOR THE YEAR ENDED
                            FOR THE SIX MONTHS      -----------------------------------------------------------------
FOR A SHARE OUTSTANDING    ENDED JUNE 30, 1999      DEC. 31,      DEC. 31,      DEC. 31,      DEC. 31,      DEC. 31,
THROUGHOUT THE PERIOD:         (UNAUDITED)            1998          1997          1996          1995          1994
 ------------------------------------------------------------------------------------------------------------------
PER SHARE DATA
-------------------------
Net asset value,
beginning of period              $   9.76           $    9.77     $    9.85     $    9.88     $    9.89     $    9.98
INCREASE (DECREASE) FROM
INVESTMENT OPERATIONS
-------------------------
Investment income, net               0.25*               0.54          0.57          0.55          0.56          0.44
Net realized and
unrealized (loss) on
investments, financial
futures and options
contracts, and foreign
currency-related
transactions                        (0.08)              (0.01)        (0.08)        (0.03)        (0.01)        (0.08)
                               ----------           ---------     ---------     ---------     ---------     ---------
Total from investment
operations                           0.17                0.53          0.49          0.52          0.55          0.36
                               ----------           ---------     ---------     ---------     ---------     ---------
LESS DISTRIBUTIONS
-------------------------
From investment income,
net                                  0.25                0.54          0.57          0.55          0.56          0.45
In excess of investment
income, net                             -                   -             -             -          0.00**        0.00**
                               ----------           ---------     ---------     ---------     ---------     ---------
Total distributions                  0.25                0.54          0.57          0.55          0.56          0.45
                               ----------           ---------     ---------     ---------     ---------     ---------
Net asset value, end of
period                           $   9.68           $    9.76     $    9.77     $    9.85     $    9.88     $    9.89
                               ----------           ---------     ---------     ---------     ---------     ---------
                               ----------           ---------     ---------     ---------     ---------     ---------
TOTAL RETURN                        1.75%               5.59%         5.09%         5.45%         5.71%         3.71%
-------------------------
RATIOS/SUPPLEMENTAL DATA
-------------------------
Net assets, end of period
(000's)                          $610,490           $ 840,366     $ 486,906     $ 355,257     $ 457,425     $ 290,695
Ratio of operating
expenses to average net
assets, exclusive of
interest expense (a)                0.25%(b)            0.25%         0.25%         0.27%         0.40%         0.40%
Ratio of operating
expenses to average net
assets, inclusive of
interest expense (a)                0.25%(b)            0.25%         0.26%         0.40%         0.51%         0.43%
Ratio of investment
income, net to average
net assets (a)                      5.17%(b)            5.48%         5.78%         5.62%         5.64%         4.14%
Decrease in above expense
ratios due to waiver of
investment advisory and
administration fees                 0.19%(b)            0.17%         0.18%         0.05%         0.07%         0.08%

--------------------------------------------------------------------------------

(a)  Net of waivers and reimbursements.
(b)  Annualized.
*    Calculation done based on average shares outstanding.
**   Rounds to less than $0.01.

See Notes to Financial Statements.

FFTW FUNDS, INC.
  FINANCIAL HIGHLIGHTS (CONTINUED)
                                                      LIMITED DURATION PORTFOLIO

                                                                     FOR THE YEAR ENDED
                            FOR THE SIX MONTHS    --------------------------------------------------------
FOR A SHARE OUTSTANDING    ENDED JUNE 30, 1999    DEC. 31,    DEC. 31,    DEC. 31,    DEC. 31,   DEC. 31,
THROUGHOUT THE PERIOD:         (UNAUDITED)          1998        1997        1996        1995       1994
----------------------------------------------------------------------------------------------------------
PER SHARE DATA
-------------------------
Net asset value,
beginning of period               $  9.93          $  9.93     $  9.93     $ 10.00    $  9.55      $ 9.95
INCREASE (DECREASE) FROM
INVESTMENT OPERATIONS
-------------------------
Investment income, net               0.27*            0.55        0.62        0.55       0.60        0.43
Net realized and
unrealized gain (loss) on
investments, financial
futures contracts and
foreign currency-related
transactions                        (0.17)            0.11        0.08       (0.04)      0.45       (0.40)
                                 --------         ---------   ---------   ---------   --------   ---------
Total from investment
operations                           0.10             0.66        0.70        0.51       1.05        0.03
                                 --------         ---------   ---------   ---------   --------   ---------
LESS DISTRIBUTIONS
-------------------------
From investment income,
net                                  0.27             0.55        0.62        0.55       0.60        0.43
In excess of investment
income, net                             -             0.00**         -        0.00**        -           -
From net realized and
unrealized gain (loss) on
investments, financial
futures contracts and
foreign currency-related
transactions                            -             0.11        0.08        0.03          -           -
                                 --------         ---------   ---------   ---------   --------   ---------
Total distributions                  0.27             0.66        0.70        0.58       0.60        0.43
                                 --------         ---------   ---------   ---------   --------   ---------
Net asset value, end of
period                            $  9.76          $  9.93     $  9.93     $  9.93    $ 10.00      $ 9.55
                                 --------         ---------   ---------   ---------   --------   ---------
                                 --------         ---------   ---------   ---------   --------   ---------
TOTAL RETURN                        1.00%            6.79%       7.21%       5.29%     11.26%       0.29%
-------------------------
RATIOS/SUPPLEMENTAL DATA
-------------------------
Net assets, end of period
(000's)                           $72,420          $89,521     $40,029     $42,100    $ 5,080      $4,338
Ratio of operating
expenses to average net
assets, exclusive of
interest expense (a)                0.30%(b)         0.30%       0.30%       0.31%      0.50%       0.50%
Ratio of operating
expenses to average net
assets, inclusive of
interest expense (a)                0.30%(b)         0.30%       0.60%       0.49%      1.41%       1.74%
Ratio of investment
income, net to average
net assets (a)                      5.47%(b)         5.48%       6.10%       5.79%      6.09%       4.43%
Decrease in above expense
ratios due to waiver of
investment advisory fees
and reimbursement of
other expenses                      0.25%(b)         0.22%       0.31%       0.15%      0.53%       0.57%
Portfolio Turnover                   316%           1,059%      1,292%      1,387%     1,075%        343%

--------------------------------------------------------------------------------

(a)  Net of waivers and reimbursements.
(b)  Annualized.
*    Calculation done based on average shares outstanding.
**   Rounds to less than $0.01.

See Notes to Financial Statements.

FFTW FUNDS, INC.
  FINANCIAL HIGHLIGHTS (CONTINUED)
                                                       MORTGAGE-BACKED PORTFOLIO

                                   FOR THE SIX MONTHS ENDED      YEAR ENDED    YEAR ENDED      PERIOD FROM
FOR A SHARE OUTSTANDING                 JUNE 30, 1999             DEC. 31,      DEC. 31,     APRIL 20, 1996*
THROUGHOUT THE PERIOD:                   (UNAUDITED)                1998          1997       TO DEC. 31 1996
-------------------------------------------------------------------------------------------------------------
PER SHARE DATA
------------------------------
Net asset value, beginning of
period                                     $  10.18                $  10.30      $  10.16        $  10.00
INCREASE (DECREASE) FROM
INVESTMENT OPERATIONS
------------------------------
Investment income, net                         0.35**                  0.68          0.68            0.41
Net realized and unrealized
gain on investments, short
sales, and financial futures,
swaps and options contracts                   (0.31)                   0.07          0.32            0.23
                                         ----------              -----------   -----------   ----------------
Total from investment
operations                                     0.04                    0.75          1.00            0.64
                                         ----------              -----------   -----------   ----------------
LESS DISTRIBUTIONS
------------------------------
From investment income, net                    0.35                    0.65          0.63            0.41
In excess of investment
income, net                                       -                       -          0.05            0.06
From net realized gain on
investments, short sales, and
financial futures, swaps and
options contracts                                 -                    0.22          0.18            0.01
                                         ----------              -----------   -----------   ----------------
Total distributions                            0.35                    0.87          0.86            0.48
                                         ----------              -----------   -----------   ----------------
Net asset value, end of period             $   9.87                $  10.18      $  10.30        $  10.16
                                         ----------              -----------   -----------   ----------------
                                         ----------              -----------   -----------   ----------------
TOTAL RETURN                                  0.34%                   7.42%        10.19%           6.54%(c)
------------------------------
RATIOS/SUPPLEMENTAL DATA
------------------------------
Net assets, end of period
(000's)                                    $523,067                $815,367      $655,271        $220,990
Ratio of operating expenses to
average net assets, exclusive
of interest expense (a)                       0.24%(b)                0.23%         0.38%           0.45%(b)
Ratio of operating expenses to
average net assets, inclusive
of interest expense (a)                       0.24%(b)                0.37%         0.47%           0.88%(b)
Ratio of investment income,
net to average net assets (a)                 6.88%(b)                6.33%         6.07%           7.61%(b)
Decrease in above expense
ratios due to waiver of
investment advisory fees and
reimbursement of other
expenses                                      0.19%(b)                0.20%         0.07%           0.10%(b)
Portfolio Turnover                             405%                    843%        3,396%            590%

--------------------------------------------------------------------------------

(a)  Net of waivers and reimbursements.
(b)  Annualized.
(c)  Not annualized.
*    Commencement of Operations.
**   Calculation done using average shares outstanding.

See Notes to Financial Statements.

FFTW FUNDS, INC.
  FINANCIAL HIGHLIGHTS (CONTINUED)
                                              GLOBAL TACTICAL EXPOSURE PORTFOLIO

                                                                                FOR THE YEAR ENDED
                            FOR THE SIX MONTHS        -----------------------------------------------------------------------
FOR A SHARE OUTSTANDING    ENDED JUNE 30, 1999         DEC. 31,         DEC. 31,         DEC. 31,        DEC. 31,    DEC. 31,
THROUGHOUT THE PERIOD:         (UNAUDITED)               1998             1997             1996            1995        1994
     ------------------------------------------------------------------------------------------------------------------
PER SHARE DATA
-------------------------
Net asset value,
beginning of period              $  10.25             $    10.05       $     9.80       $    10.19        $ 10.00*   $ 10.39
INCREASE (DECREASE) FROM
INVESTMENT OPERATIONS
-------------------------
Investment income, net               0.22**                 0.52**           0.41             0.47           0.19       0.20
Net realized and
unrealized gain (loss) on
investments, financial
futures, swaps and
options contracts, and
foreign currency-related
transactions                        (0.05)                  0.28             0.43            (0.15)          0.19      (0.46)
                               ----------             ----------       ----------       ----------       ---------   --------
Total from investment
operations                           0.17                   0.80             0.84             0.32           0.38      (0.26)
                               ----------             ----------       ----------       ----------       ---------   --------
LESS DISTRIBUTIONS
-------------------------
From investment income,
net                                  0.23                   0.53             0.36             0.47           0.19       0.20
In excess of investment
income, net                             -                   0.00(c)          0.17                -           0.00(c)       -
From net realized gain on
investments, financial
futures, swaps and
options contracts, and
foreign currency-related
transactions                            -                      -             0.06             0.05              -       0.50
In excess of net realized
gain on investments,
financial futures, swaps
and options contracts,
and foreign
currency-related
transactions                            -                   0.07                -             0.09              -          -
From capital stock in
excess of par value                     -                      -                -             0.10              -          -
                               ----------             ----------       ----------       ----------       ---------   --------
Total distributions                  0.23                   0.60             0.59             0.71           0.19       0.70
                               ----------             ----------       ----------       ----------       ---------   --------
Net asset value, end of
period                           $  10.19             $    10.25       $    10.05       $     9.80        $ 10.19    $  9.43***
                               ----------             ----------       ----------       ----------       ---------   --------
                               ----------             ----------       ----------       ----------       ---------   --------
TOTAL RETURN                        1.70%                  8.20%            8.77%            3.18%          3.80%     (2.53%)
-------------------------
RATIOS/SUPPLEMENTAL DATA
-------------------------
Net assets, end of period
(000's)                          $401,558             $  423,966       $  283,005       $  126,645        $34,005          -
Ratio of operating
expenses to average net
assets, exclusive of
interest expense (a)                0.27%(b)               0.27%            0.42%            0.60%          0.60%(b)   0.57%
Ratio of operating
expenses to average net
assets, inclusive of
interest expense (a)                5.14%(b)               5.54%            0.42%            0.60%          0.60%(b)   0.57%
Ratio of investment
income, net to average
net assets (a)                      4.25%(b)               5.14%            3.67%            4.65%          6.12%(b)   2.87%
Decrease in above expense
ratios due to waiver of
investment advisory fees
and reimbursement of
other expenses                      0.29%(b)               0.30%            0.16%            0.06%          0.17%(b)   0.49%
Portfolio Turnover                   138%                   766%             712%             784%           764%     1,282%

--------------------------------------------------------------------------------

(a)  Net of waivers and reimbursements.
(b)  Annualized.
(c)  Rounds to less than $0.01.
*    The portfolio recommenced operations on September 14, 1995.
**   Calculations done based on average shares outstanding.
*** Represents net asset value per share at December 30, 1994. The Portfolio was fully liquidated on December 30, 1994 based on this net asset value.

See Notes to Financial Statements.

FFTW FUNDS, INC.
  FINANCIAL HIGHLIGHTS (CONTINUED)
                                                             WORLDWIDE PORTFOLIO

                                                                     FOR THE YEAR ENDED
                            FOR THE SIX MONTHS    ---------------------------------------------------------
FOR A SHARE OUTSTANDING    ENDED JUNE 30, 1999    DEC. 31,    DEC. 31,    DEC. 31,    DEC. 31,    DEC. 31,
THROUGHOUT THE PERIOD:         (UNAUDITED)          1998        1997        1996        1995        1994
-----------------------------------------------------------------------------------------------------------
PER SHARE DATA
-------------------------
Net asset value,
beginning of period               $ 10.28          $  9.42     $  9.64     $  9.83     $  9.27     $ 10.02
                                 --------         ---------   ---------   ---------   ---------   ---------
INCREASE (DECREASE) FROM
INVESTMENT OPERATIONS
-------------------------
Investment income, net               0.22*            0.46        0.49        0.53        0.58        0.50
Net realized and
unrealized gain (loss) on
investments, financial
futures contracts and
foreign currency-related
transactions                        (0.94)            0.96       (0.22)       0.01        0.56       (0.74)
                                 --------         ---------   ---------   ---------   ---------   ---------
Total from investment
operations                          (0.72)            1.42        0.27        0.54        1.14       (0.24)
                                 --------         ---------   ---------   ---------   ---------   ---------
LESS DISTRIBUTIONS
-------------------------
From investment income,
net                                  0.22             0.46        0.19        0.53        0.30        0.20
In excess of investment
income, net                             -                -        0.11           -           -        0.01
From net realized gain on
investments, financial
futures contracts and
foreign currency-related
transactions                            -             0.10           -        0.09           -           -
From capital stock in
excess of par value                     -                -        0.19        0.11        0.28        0.30
                                 --------         ---------   ---------   ---------   ---------   ---------
Total distributions                  0.22             0.56        0.49        0.73        0.58        0.51
                                 --------         ---------   ---------   ---------   ---------   ---------
Net asset value, end of
period                            $  9.34          $ 10.28     $  9.42     $  9.64     $  9.83     $  9.27
                                 --------         ---------   ---------   ---------   ---------   ---------
                                 --------         ---------   ---------   ---------   ---------   ---------
TOTAL RETURN                       (7.11%)          15.58%       2.93%       5.77%      12.60%      (2.25%)
-------------------------
RATIOS/SUPPLEMENTAL DATA
-------------------------
Net assets, end of period
(000's)                           $62,645          $69,653     $82,236     $74,939     $86,186     $53,721
Ratio of operating
expenses to average net
assets, exclusive of
interest expense (a)                0.60%(b)         0.60%       0.60%       0.60%       0.60%       0.60%
Ratio of operating
expenses to average net
assets, inclusive of
interest expense (a)                0.60%(b)         0.60%       0.60%       0.60%       0.60%       0.63%
Ratio of investment
income, net to average
net assets (a)                      4.44%(b)         4.76%       5.21%       5.52%       6.13%       5.11%
Decrease in above expense
ratios due to waiver of
investment advisory fees
and reimbursement of
other expenses                      0.05%(b)         0.01%       0.02%       0.05%       0.30%       0.02%
Portfolio Turnover                   147%             668%        713%      1,126%      1,401%      1,479%

--------------------------------------------------------------------------------

(a)  Net of waivers and reimbursements.
(b)  Annualized.
*    Calculation done based on average shares outstanding.

See Notes to Financial Statements.

FFTW FUNDS, INC.
  FINANCIAL HIGHLIGHTS (CONTINUED)
                                                       WOLDWIDE-HEDGED PORTFOLIO

                                                                       FOR THE YEAR ENDED
                            FOR THE SIX MONTHS    -------------------------------------------------------------
FOR A SHARE OUTSTANDING    ENDED JUNE 30, 1999       DEC. 31,      DEC. 31,    DEC. 31,    DEC. 31,    DEC. 31,
THROUGHOUT THE PERIOD:         (UNAUDITED)             1998          1997        1996        1995        1994
---------------------------------------------------------------------------------------------------------------
PER SHARE DATA
-------------------------
Net asset value,
beginning of period              $  11.19         $        11.23    $ 10.91     $ 10.85     $ 10.41    $ 10.08
INCREASE (DECREASE) FROM
INVESTMENT OPERATIONS
-------------------------
Investment income, net               0.25*                  0.59       0.53        0.62        0.45       0.34
Net realized and
unrealized gain on
investments, financial
futures contracts and
foreign currency-related
transactions                        (0.33)                  0.68       0.80        0.43        0.66       0.43
                               ----------         --------------   ---------   ---------   ---------   --------
Total from investment
operations                          (0.08)                  1.27       1.33        1.05        1.11       0.77
                               ----------         --------------   ---------   ---------   ---------   --------
LESS DISTRIBUTIONS
-------------------------
From investment income,
net                                  0.25                   0.70       0.59        0.62        0.67       0.44
In excess of investment
income, net                             -                      -          -        0.37           -       0.00**
From net realized gain on
investments, financial
futures contracts and
foreign currency-related
transactions                            -                   0.61       0.42           -           -          -
                               ----------         --------------   ---------   ---------   ---------   --------
Total distributions                  0.25                   1.31       1.01        0.99        0.67       0.44
                               ----------         --------------   ---------   ---------   ---------   --------
Net asset value, end of
period                           $  10.86         $        11.19    $ 11.23     $ 10.91     $ 10.85    $ 10.41
                               ----------         --------------   ---------   ---------   ---------   --------
                               ----------         --------------   ---------   ---------   ---------   --------
TOTAL RETURN                       (0.76%)                11.53%     12.60%      10.03%      11.00%      7.84%
-------------------------
RATIOS/SUPPLEMENTAL DATA
-------------------------
Net assets, end of period
(000's)                          $183,959         $      174,805    $80,390     $30,024     $28,255    $   273
Ratio of operating
expenses to average net
assets, exclusive of
interest expense (a)                0.45%(b)               0.45%      0.45%       0.45%       0.45%      0.60%
Ratio of operating
expenses to average net
assets, inclusive of
interest expense (a)                0.45%(b)               0.45%      0.45%       0.45%       0.45%      0.65%
Ratio of investment
income, net to average
net assets (a)                      4.51%(b)               4.85%      5.29%       5.71%       5.84%      4.72%
Decrease in above expense
ratios due to waiver of
investment advisory fees
and reimbursement of
other expenses                      0.14%(b)               0.13%      0.20%       0.24%       0.54%      0.17%
Portfolio Turnover                   140%                   745%       704%      1,087%        500%     1,622%

--------------------------------------------------------------------------------

(a)  Net of waivers and reimbursements.
(b)  Annualized.
*    Calculation done based on average shares outstanding.
**   Rounds to less than $0.01.

See Notes to Financial Statements.

FFTW FUNDS, INC.
  FINANCIAL HIGHLIGHTS (CONTINUED)
                                                         INTERNATIONAL PORTFOLIO

                                                        FOR THE YEAR ENDED
                                 FOR THE SIX MONTHS    ---------------------     PERIOD FROM
FOR A SHARE OUTSTANDING         ENDED JUNE 30, 1999    DEC. 31,    DEC. 31,    MAY 9, 1996* TO
THROUGHOUT THE PERIOD:              (UNAUDITED)          1998        1997       DEC. 31, 1996
-----------------------------------------------------------------------------------------------

PER SHARE DATA
------------------------------
Net asset value, beginning of
period                                 $  9.68          $  9.50     $ 10.20         $ 10.00

INCREASE (DECREASE) FROM
INVESTMENT OPERATIONS
------------------------------
Investment income, net                    0.18**           0.48        0.50            0.38
Net realized and unrealized
gain (loss) on investments,
financial futures contracts
and foreign currency-related
transactions                             (1.00)            1.21       (0.56)           0.28
                                      --------         ---------   ---------       --------
Total from investment
operations                               (0.82)            1.69       (0.06)           0.66
                                      --------         ---------   ---------       --------

LESS DISTRIBUTIONS
------------------------------
From investment income, net               0.18             0.45        0.14            0.38
In excess of net investment
income, net                                  -             0.40           -               -
From net realized gain on
investments, financial futures
contracts and foreign
currency-related transactions                -             0.66        0.14            0.08
From capital stock in excess
of par value                                 -                -        0.36               -
                                      --------         ---------   ---------       --------
Total distributions                       0.18             1.51        0.64            0.46
                                      --------         ---------   ---------       --------
Net asset value, end of period         $  8.68          $  9.68     $  9.50         $ 10.20
                                      --------         ---------   ---------       --------
                                      --------         ---------   ---------       --------
TOTAL RETURN                            (8.52%)          18.35%      (0.43%)          6.66%(c)
------------------------------

RATIOS/SUPPLEMENTAL DATA
------------------------------
Net assets, end of period
(000's)                                $95,346          $81,705     $67,653         $35,746
Ratio of operating expenses to
average net assets (a)                   0.60%(b)         0.60%       0.60%           0.60%(b)
Ratio of investment income,
net to average net assets (a)            4.01%(b)         4.56%       5.19%           5.73%(b)
Decrease in above expense
ratios due to waiver of
investment advisory fees                 0.02%(b)         0.03%       0.10%           0.32%(b)
Portfolio Turnover                        146%           1,049%        809%            539%

--------------------------------------------------------------------------------

(a)  Net of waivers.
(b)  Annualized.
(c)  Not annualized.
*    Commencement of Operations.
**   Calculations done based on average shares outstanding.

See Notes to Financial Statements.

FFTW FUNDS, INC.
  FINANCIAL HIGHLIGHTS (CONTINUED)
                                                      EMERGING MARKETS PORTFOLIO

                                      FOR THE SIX MONTHS    YEAR ENDED        PERIOD FROM
FOR A SHARE OUTSTANDING              ENDED JUNE 30, 1999     DEC. 31,     AUGUST 12, 1997* TO
THROUGHOUT THE PERIOD:                   (UNAUDITED)           1998          DEC. 31, 1997
----------------------------------------------------------------------------------------------

PER SHARE DATA
-----------------------------------
Net asset value, beginning of
period                                     $   7.72           $   9.59          $  10.00

INCREASE (DECREASE) FROM
INVESTMENT OPERATIONS
-----------------------------------
Investment income, net                         0.41**             0.88              0.29
Net realized and unrealized (loss)
on investments, financial futures
contracts and foreign
currency-related transactions                 (0.22)             (1.86)            (0.41)
                                         ----------         -----------       ----------
Total from investment operations               0.19              (0.98)            (0.12)
                                         ----------         -----------       ----------

LESS DISTRIBUTIONS
-----------------------------------
From investment income, net                    0.41               0.76              0.29
From capital stock in excess of par
value                                             -               0.13                 -
                                         ----------         -----------       ----------
Total distributions                            0.41               0.89              0.29
                                         ----------         -----------       ----------
Net asset value, end of period             $   7.50           $   7.72          $   9.59
                                         ----------         -----------       ----------
                                         ----------         -----------       ----------
TOTAL RETURN                                  2.57%            (10.50%)           (1.20%) (b)
-----------------------------------

RATIOS/SUPPLEMENTAL DATA
-----------------------------------
Net assets, end of period (000's)          $188,654           $164,709          $111,043
Ratio of operating expenses to
average net assets, exclusive of
interest expense                              1.00%(a)           1.00%             1.03%(a)
Ratio of operating expenses to
average net assets, inclusive of
interest expense                              1.00%(a)           1.15%             1.03%(a)
Ratio of investment income, net to
average net assets                           10.91%(a)          10.52%             7.87%(a)
Portfolio Turnover                              50%               157%               16%

--------------------------------------------------------------------------------

(a)  Annualized.
(b)  Not annualized.
*    Commencement of Operations.
**   Calculations done based on average shares outstanding.

See Notes to Financial Statements.

FFTW FUNDS, INC.
  FINANCIAL HIGHLIGHTS (CONTINUED)
                                           INTERNATIONAL OPPORTUNITIES PORTFOLIO

                                          FOR THE SIX MONTHS ENDED        PERIOD FROM
FOR A SHARE OUTSTANDING                         JUNE 30, 1999         OCTOBER 8, 1998* TO
THROUGHOUT THE PERIOD:                           (UNAUDITED)             DEC. 31, 1998
------------------------------------------------------------------------------------------

PER SHARE DATA
----------------------------------------
Net asset value, beginning of period               $  9.94                   $ 10.00

INCREASE (DECREASE) FROM
INVESTMENT OPERATIONS
----------------------------------------
Investment income, net                                0.18**                    0.09
Net realized and unrealized loss on
investments, financial futures contracts
and foreign currency-related
transactions                                         (1.00)                        -
                                                  --------                  --------
Total from investment operations                     (0.82)                     0.09
                                                  --------                  --------

LESS DISTRIBUTIONS
----------------------------------------
From investment income, net                           0.18                      0.09
From net realized gain on investments,
financial futures contracts and foreign
currency-related transactions                            -                      0.06
                                                  --------                  --------
Total distributions                                   0.18                      0.15
                                                  --------                  --------
Net asset value, end of period                     $  8.94                   $  9.94
                                                  --------                  --------
                                                  --------                  --------
TOTAL RETURN                                        (8.31%)                    0.89%(c)
----------------------------------------

RATIOS/SUPPLEMENTAL DATA
----------------------------------------
Net assets, end of period (000's)                  $24,501                   $25,576
Ratio of operating expenses to average
net assets (a)                                       0.60%(b)                  0.60%(b)
Ratio of investment income, net to
average net assets (a)                               3.85%(b)                  3.78%(b)
Decrease in above expense ratios due to
waiver of investment advisory fees                   0.30%(b)                  0.29%(b)
Portfolio Turnover                                     66%                      238%

--------------------------------------------------------------------------------

(a)  Net of waivers.
(b)  Annualized.
(c)  Not annualized.
*    Commencement of Operations.
**   Calculations done based on average shares outstanding.

See Notes to Financial Statements.

FFTW Funds, Inc.
  Notes to Financial Statements
  JUNE 30, 1999 (UNAUDITED)

1.  ORGANIZATION

FFTW Funds, Inc. (the "Fund") was organized as a Maryland corporation on February 23, 1989 and is registered under the Investment Company Act of 1940, as amended, as an open-end, management investment company. The Fund currently has thirteen Portfolios, ten of which were active as of June 30, 1999. The ten active Portfolios are: Money Market Portfolio ("Money Market"); U.S. Short-Term Portfolio ("U.S. Short-Term"); Limited Duration Portfolio ("Limited Duration"), formerly Stable Return Portfolio; Mortgage-Backed Portfolio ("Mortgage"), formerly Mortgage Total Return Portfolio; Global Tactical Exposure Portfolio ("Global Tactical Exposure"), formerly International-Hedged Portfolio; Worldwide Portfolio ("Worldwide"); Worldwide-Hedged Portfolio ("Worldwide-Hedged"); International Portfolio ("International"); Emerging Markets Portfolio ("Emerging Markets"); and International Opportunities Portfolio ("International Opportunities"). International Opportunities commenced operations on October 8, 1998. The Fund is managed by Fischer Francis Trees & Watts, Inc. (the "Investment Adviser"). The Portfolio name changes were effective on September 11, 1998.

2.  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

NET ASSET VALUE

The net asset value per share ("NAV") of each Portfolio is determined by adding the value of all of the assets of the Portfolio, subtracting all of the Portfolio's liabilities, dividing by the number of shares outstanding and adjusting to the nearest cent. The NAV is calculated by the Fund's Accounting Agent as of 4:00 p.m. Eastern time on each Business Day (as that term is defined in the Fund's registration statement) for each Portfolio, other than Money Market, Mortgage, Global Tactical Exposure and Emerging Markets. The NAV of Money Market is calculated by the Fund's Accounting Agent as of 12:00 p.m. Eastern time on each Business Day. The NAV of Mortgage, Global Tactical Exposure and Emerging Markets is calculated by the Fund's Accounting Agent as of 4:00 p.m. Eastern time on the last Business Day of each month, on any other Business Days in which the Investment Adviser approves a purchase, and on each Business Day for which a redemption order has been placed.

SECURITIES

All securities transactions are recorded on a trade date basis. Interest income and expense are recorded on the accrual basis. The Fund amortizes discount or premium on a daily basis to interest income. The Fund uses the specific identification method for determining gain or loss on sales of securities.

VALUATION

Except for Money Market, all investments are valued daily at their market price, which results in unrealized gains or losses. Readily marketable fixed-income securities are valued on the basis of prices provided by a pricing service when such prices are believed by the Investment Adviser to reflect the fair value of such securities. Securities traded on an exchange are valued at their last sales price on that exchange. Securities for which over-the-counter market quotations are available are valued at the latest bid price (asked price for short sales). Time deposits and repurchase agreements are generally valued at their cost plus accrued interest. Securities for which market quotations are not readily available will be valued in good faith by methods approved by the Board of Directors. Securities with maturities less than 60 days are valued at amortized cost, which approximates market value, unless this method does not represent fair value.

All investments in Money Market are valued daily using the amortized cost valuation method, which approximates market value and is consistent with Rule 2a-7 of the Investment Company Act of 1940.

FFTW FUNDS, INC.
  NOTES TO FINANCIAL STATEMENTS (CONTINUED)
  JUNE 30, 1999 (UNAUDITED)

2.  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)
EXPENSES

Expenses directly attributed to each Portfolio in the Fund are charged to that Portfolio's operations; expenses which are applicable to all Portfolios are allocated among them.

INCOME TAX

There is no provision for Federal income or excise tax since each Portfolio distributes all of its taxable income and qualifies or intends to qualify as a regulated investment company ("RIC") by complying with the requirements of Subchapter M of the Internal Revenue Code applicable to RICs.

DIVIDENDS TO SHAREHOLDERS

It is the policy of the Portfolios, other than Mortgage, to declare dividends daily from net investment income. Mortgage declares dividends monthly from net investment income on the last Business Day of each month. Dividends are paid in cash or reinvested monthly for all Portfolios. Distributions from net capital gains of each Portfolio, if any, are normally declared and paid annually, but each Portfolio may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code. To the extent that a net realized capital gain can be reduced by a capital loss carryover, such gain may not be distributed.

Dividends from net investment income and distributions from realized gains from investment transactions have been determined in accordance with U.S. Federal income tax regulations and may differ from net investment income and realized gains recorded by a Portfolio for financial reporting purposes. Differences result primarily from foreign currency transactions and timing differences related to recognition of income, and gains and losses from investment transactions. To the extent that those differences which are permanent in nature result in overdistributions to shareholders, amounts are reclassified within the capital accounts based on their U.S. Federal tax basis treatment. Temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for financial reporting purposes but not for tax purposes are reported as distributions in excess of net investment income and net realized capital gains, respectively. To the extent that they exceed net investment income and net realized gains for tax purposes, they are reported as distributions of capital stock in excess of par.

CURRENCY TRANSLATION

Assets and liabilities denominated in foreign currencies and commitments under forward foreign exchange contracts are translated into U.S. dollars at the mean of the quoted bid and asked prices of such currencies against the U.S. dollar. Purchases and sales of portfolio securities are translated at the rates of exchange prevailing when such securities were acquired or sold. Income and expenses are translated at exchange rates prevailing when accrued. The Portfolios do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Reported net realized gains or losses on foreign currency-related transactions arise from sales of foreign currency, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Portfolio's books, and the U.S. dollar equivalent of the amounts actually received. Net unrealized appreciation or depreciation on other assets and liabilities denominated in foreign currency arise from changes in the value of assets and liabilities other than investments in securities at fiscal year end, resulting from changes in the exchange rates.

FFTW FUNDS, INC.
  NOTES TO FINANCIAL STATEMENTS (CONTINUED)
  JUNE 30, 1999 (UNAUDITED)

2.  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)
ESTIMATES

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

3.  INVESTMENT ADVISORY AGREEMENTS AND AFFILIATED TRANSACTIONS

The Fund's Board of Directors has approved investment advisory agreements (the "Agreements") with the Investment Adviser. The investment advisory fees to be paid to the Investment Adviser are computed daily at annual rates set forth below. The fees are payable quarterly for U.S. Short-Term, Worldwide, and Worldwide-Hedged, and monthly for Money Market, Limited Duration, Mortgage, Global Tactical Exposure, International, Emerging Markets and International Opportunities.

From time to time, the Investment Adviser has agreed to waive its investment advisory fee and reimburse the Portfolios for any expenses (exclusive of interest, taxes, brokerage commissions and other extraordinary expenses) in excess of certain specified amounts. The table below summarizes the current investment advisory fee arrangement (reflecting certain waivers), the investment advisory fee per the Agreements and the current expense cap as percentages of average daily net assets. All waiver and expense cap agreements are in effect until further notice.

-------------------------------------------------------------------------------
                                       CURRENT         INVESTMENT       CURRENT
                                      INVESTMENT        ADVISORY        EXPENSE
             PORTFOLIO               ADVISORY FEE   FEE PER AGREEMENT     CAP
-------------------------------------------------------------------------------
Money Market                              0.10%            0.10%          0.25%
U.S. Short-Term                           0.15%            0.30%          0.25%
Limited Duration                          0.15%            0.35%          0.30%
Mortgage                                  0.11%            0.30%          0.25%
Global Tactical Exposure                  0.11%            0.40%          0.30%
Worldwide                                 0.40%            0.40%          0.60%
Worldwide-Hedged                          0.26%            0.40%          0.45%
International                             0.40%            0.40%          0.60%
Emerging Markets                          0.75%            0.75%          1.50%
International Opportunities               0.40%            0.40%          0.60%

Directors who are not employees of the Investment Adviser receive an annual retainer of $35,000 payable quarterly. Directors' fees of $52,500 (including $17,500 in fees paid to an Advisory Director) were allocated among the Portfolios and paid for the six months ended June 30, 1999. On May 29, 1998, Investors Capital Services, Inc. became a wholly-owned subsidiary of Investors Bank & Trust Company (IBT), which is a wholly-owned subsidiary of Investors Financial Services Co., Inc. IBT serves as the Funds' custodian and accounting agent. Fees paid for services rendered by IBT are based upon assets of the Portfolios and on transactions entered into by the Portfolios during the year. Fees paid to IBT by the Portfolios are reflected as accounting and custody fees in the statement of operations.

As of June 30, 1999, the Investment Adviser had discretionary investment advisory agreements with shareholders of the Fund that represent 76% of the Fund's total net assets and therefore, the investment adviser may be deemed a control person.

FFTW FUNDS, INC.
  NOTES TO FINANCIAL STATEMENTS (CONTINUED)
  JUNE 30, 1999 (UNAUDITED)

3. INVESTMENT ADVISORY AGREEMENTS AND AFFILIATED TRANSACTIONS (CONTINUED) The cost of investments for Federal income tax purposes and the components of net realized appreciation on investments at June 30, 1999, for each of the Portfolios were as follows:

-----------------------------------------------------------------------------------------------
                                 UNREALIZED      UNREALIZED
          PORTFOLIO             APPRECIATION    DEPRECIATION         NET             COST
-----------------------------------------------------------------------------------------------
U.S. Short-Term                   $   77,326     $  1,495,732   $  (1,418,406)  $   654,158,307
Limited Duration                     116,611          605,458        (488,847)       93,200,145
Mortgage                           8,554,282       12,593,859      (4,039,577)    1,021,572,678
Global Tactical Exposure             137,900       19,958,648     (19,820,748)      402,517,742
Worldwide                             65,434        2,425,198      (2,359,764)       69,365,501
Worldwide-Hedged                      80,950        5,149.712      (5,068,762)      204,670,151
International                          4,166        3,469,007      (3,464,841)      110,371,524
Emerging Markets                   3,192,805       11,209,476      (8,016,671)      190,699,043
International Opportunities            1,613        1,368,217      (1,366,604)       30,051,634

4.  INVESTMENT TRANSACTIONS

Purchase cost and proceeds from sales of investment securities (including U.S. Government securities), other than short-term investments, for the year ended, June 30, 1999 for each of the Portfolios were as follows:

------------------------------------------------------------------------------------------
                                             PURCHASE COST OF      PROCEEDS FROM SALES OF
               PORTFOLIO*                 INVESTMENT SECURITIES     INVESTMENT SECURITIES
------------------------------------------------------------------------------------------
Limited Duration                              $  365,328,787            $  380,148,080
Mortgage                                       5,758,531,104             5,391,228,214
Global Tactical Exposure                         680,228,857               549,599,672
Worldwide                                        129,115,244               100,505,327
Worldwide-Hedged                                 345,260,021               266,975,615
International                                    145,848,940               130,531,493
Emerging Markets                                 169,328,438                79,509,283
International Opportunities                       57,651,725                64,896,527

*    Long Transactions unless otherwise indicated

Mortgage (the "Portfolio") is engaged in short-selling which obligates the Portfolio to replace the security borrowed by purchasing the security at current market value. The Portfolio would incur a loss if the price of the security increases between the date of the short sale and the date on which the Portfolio replaces the borrowed security. The Portfolio would realize a gain if the price of the security declines between those dates. Until the Portfolio replaces the borrowed security, the Fund will maintain daily, a segregated account with a broker and/or custodian, of cash and/or liquid securities sufficient to cover its short position. At June 30, 1999, there were no securities sold short outstanding.

5.  FORWARD FOREIGN EXCHANGE CONTRACTS

Each Portfolio, except Money Market, may enter into forward foreign exchange contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign currency denominated portfolio holdings. A forward foreign exchange contract is a commitment to purchase or sell a foreign currency at a future date at a

FFTW FUNDS, INC.
  NOTES TO FINANCIAL STATEMENTS (CONTINUED)
  JUNE 30, 1999 (UNAUDITED)

5. FORWARD FOREIGN EXCHANGE CONTRACTS (CONTINUED) negotiated forward rate. The gain or loss arising from the difference between the original contracts and the closing of such contracts is included in net realized gains or losses on foreign currency-related transactions. Fluctuations in the value of forward foreign exchange contracts are recorded for book purposes as unrealized gains or losses by the Portfolio. The Portfolio's custodian will place and maintain cash not available for investment, U.S. Government securities, or other appropriate liquid, unencumbered securities in a separate account of the Portfolio having a value equal to the aggregate amount of the Portfolio's commitments under certain open forward foreign exchange contracts. Risks may arise from the potential inability of a counter party to meet the terms of a contract and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar.

At June 30, 1999, Global Tactical Exposure had outstanding forward foreign exchange contracts, both to purchase and sell foreign currencies as follows:

-------------------------------------------------------------------------------------------
                                                                              UNREALIZED
   CONTRACT                                        COST/                     APPRECIATION
    AMOUNT                                        PROCEEDS       VALUE      (DEPRECIATION)
-------------------------------------------------------------------------------------------

FORWARD FOREIGN EXCHANGE BUY CONTRACTS
----------------------------------------------
                Australian Dollar closing
    54,985,180  8/24/99                         $ 36,383,929  $ 36,368,394    $   (15,535)
    15,237,087  British Pound closing 8/24/99     24,651,321    24,035,237       (616,084)
                Canadian Dollar closing
    77,925,320  8/24/99                           53,028,782    52,982,849        (45,933)
                European Monetary Unit closing
   115,030,268  8/24/99                          122,931,406   119,097,956     (3,833,450)
12,404,143,346  Japanese Yen closing 8/24/99     103,972,259   103,456,949       (515,310)
   219,819,018  Swedish Krona closing 8/24/99     26,185,229    26,005,570       (179,659)

FORWARD FOREIGN EXCHANGE SELL CONTRACTS
----------------------------------------------
    12,025,707  British Pound closing 8/24/99     19,472,927    18,969,552        503,375
                Canadian Dollar closing
    52,996,196  8/24/99                           36,078,319    36,033,082         45,237
    49,747,825  Danish Krone closing 8/24/99       7,160,020     6,924,647        235,373
                European Monetary Unit closing
   100,530,802  8/24/99                          105,275,673   104,092,608      1,183,065
   480,344,000  Japanese Yen closing 8/24/99       4,000,000     4,006,317         (6,317)
    62,460,698  Swedish Krona closing 8/24/99      7,490,011     7,389,379        100,632
    55,750,001  Swiss Franc closing 8/24/99       37,125,506    36,107,356      1,018,150
                                                                            ---------------
                                                                              $(2,126,456)
                                                                            ---------------
                                                                            ---------------

FFTW FUNDS, INC.
  NOTES TO FINANCIAL STATEMENTS (CONTINUED)
  JUNE 30, 1999 (UNAUDITED)

5.  FORWARD FOREIGN EXCHANGE CONTRACTS (CONTINUED)
At June 30, 1999, Worldwide had outstanding forward foreign exchange contracts, both to purchase and sell foreign currencies as follows:

-----------------------------------------------------------------------------------------------------------
                                                                                              UNREALIZED
   CONTRACT                                                          COST/                   APPRECIATION
    AMOUNT                                                         PROCEEDS       VALUE     (DEPRECIATION)
-----------------------------------------------------------------------------------------------------------

FORWARD FOREIGN EXCHANGE BUY CONTRACTS
----------------------------------------------------------------
     3,800,000 Australian Dollar closing 8/24/99                  $ 2,510,824  $ 2,513,403     $   2,579
     6,149,924 Canadian Dollar closing 8/24/99                      4,190,498    4,181,446        (9,052)
    14,264,472 European Monetary Unit closing 8/24/99              15,153,977   14,769,454      (384,523)
 1,303,393,789 Japanese Yen closing 8/24/99                        10,910,759   10,870,976       (39,783)
    17,426,325 Swedish Krona closing 8/24/99                        2,076,826    2,061,612       (15,214)

FORWARD FOREIGN EXCHANGE SELL CONTRACTS
----------------------------------------------------------------
    400,000.00 Australian Dollar closing 8/24/99                      269,800      264,569         5,231
     1,504,464 British Pound closing 8/24/99                        2,429,949    2,373,166        56,783
     4,222,036 Canadian Dollar closing 8/24/99                      2,872,827    2,870,639         2,188
     6,597,085 Danish Krone closing 8/24/99                           949,494      918,218        31,213
     5,248,345 European Monetary Unit closing 8/24/99               5,475,793    5,434,294        41,499
    10,788,793 Swedish Krona closing 8/24/99                        1,293,744    1,276,362        17,382
     3,899,999 Swiss Franc closing 8/24/99                          2,592,587    2,525,895        66,692
                                                                                            ---------------
                                                                                               $(225,005)
                                                                                            ---------------
                                                                                            ---------------

FFTW FUNDS, INC.
  NOTES TO FINANCIAL STATEMENTS (CONTINUED)
  JUNE 30, 1999 (UNAUDITED)

5.  FORWARD FOREIGN EXCHANGE CONTRACTS (CONTINUED)
At June 30, 1999, Worldwide-Hedged had outstanding forward foreign exchange contracts, both to purchase and sell foreign currencies as follows:

----------------------------------------------------------------------------------------------------------
                                                                                             UNREALIZED
  CONTRACT                                                          COST/                   APPRECIATION
   AMOUNT                                                         PROCEEDS       VALUE     (DEPRECIATION)
----------------------------------------------------------------------------------------------------------

FORWARD FOREIGN EXCHANGE BUY CONTRACTS
---------------------------------------------------------------
   10,850,000 Australian Dollar closing 8/24/99                  $ 7,169,315  $ 7,176,426     $    7,111
      549,405 British Pound closing 8/24/99                          879,048      866,641        (12,407)
   11,734,738 Canadian Dollar closing 8/24/99                      7,950,000    7,978,662         28,662
   10,150,566 European Monetary Unit closing 8/24/99              10,757,087   10,508,569       (248,518)
1,844,175,710 Japanese Yen closing 8/24/99                        15,486,933   15,381,376       (105,557)
   40,437,943 Swedish Krona closing 8/24/99                        4,817,046    4,783,989        (33,057)

FORWARD FOREIGN EXCHANGE SELL CONTRACTS
---------------------------------------------------------------
    1,050,000 Australian Dollar closing 8/24/99                      708,225      694,493         13,732
    8,913,347 British Pound closing 8/24/99                       14,418,615   14,060,063        358,552
   12,474,977 Canadian Dollar closing 8/24/99                      8,488,926    8,481,965          6,961
   44,320,081 Danish Krone closing 8/24/99                         6,378,826    6,169,133        209,693
   32,442,782 European Monetary Unit closing 8/24/99              34,725,396   33,592,229      1,133,167
  217,799,850 Japanese Yen closing 8/24/99                        16,065,336   16,105,981        (40,645)
   39,511,059 Swedish Krona closing 8/24/99                        4,737,991    4,674,334         63,657
   11,300,000 Swiss Franc closing 8/24/99                          7,511,010    7,318,621        192,389
                                                                                           ---------------
                                                                                              $1,573,740
                                                                                           ---------------
                                                                                           ---------------

FFTW FUNDS, INC.
  NOTES TO FINANCIAL STATEMENTS (CONTINUED)
  JUNE 30, 1999 (UNAUDITED)

5.  FORWARD FOREIGN EXCHANGE CONTRACTS (CONTINUED)
At June 30, 1999, International had outstanding forward foreign exchange contracts, both to purchase and sell foreign currencies as follows:

----------------------------------------------------------------------------------------------------------
                                                                                             UNREALIZED
  CONTRACT                                                          COST/                   APPRECIATION
   AMOUNT                                                         PROCEEDS       VALUE     (DEPRECIATION)
----------------------------------------------------------------------------------------------------------

FORWARD FOREIGN EXCHANGE BUY CONTRACTS
---------------------------------------------------------------
    6,612,667 Australian Dollar                                  $ 4,386,456  $ 4,373,762     $ (12,694)
    2,434,019 British Pound closing 8/24/99                        3,937,877    3,839,462       (98,415)
    9,692,339 Canadian Dollar closing 8/24/99                      6,607,047    6,589,998       (17,049)
   19,978,802 European Monetary Unit closing 8/24/99              21,389,209   20,686,244      (702,965)
2,359,960,487 Japanese Yen closing 8/24/99                        19,736,503   19,683,058       (53,445)
   24,114,527 Swedish Krona closing 8/24/99                        2,872,790    2,852,856       (19,934)

FORWARD FOREIGN EXCHANGE SELL CONTRACTS
---------------------------------------------------------------
    1,876,772 British Pound closing 8/24/99                        3,031,617    2,960,452        71,165
    6,752,559 Canadian Dollar closing 8/24/99                      4,593,359    4,591,188         2,171
    6,207,212 Danish Krone closing 8/24/99                           893,381      864,013        29,368
    2,941,524 European Monetary Unit closing 8/24/99               3,103,820    3,045,742        58,078
  264,200,165 Japanese Yen closing 8/24/99                         2,254,268    2,203,566        50,702
    7,831,339 Swedish Krona closing 8/24/99                          939,100      926,483        12,617
    5,749,999 Swiss Franc closing 8/24/99                          3,829,118    3,724,076       105,042
                                                                                           ---------------
                                                                                              $(575,359)
                                                                                           ---------------
                                                                                           ---------------

FFTW FUNDS, INC.
  NOTES TO FINANCIAL STATEMENTS (CONTINUED)
  JUNE 30, 1999 (UNAUDITED)

5.  FORWARD FOREIGN EXCHANGE CONTRACTS (CONTINUED)
At June 30, 1999, Emerging Markets had outstanding forward foreign exchange contracts, both to purchase and sell foreign currencies as follows:

---------------------------------------------------------------------------------------------------------
                                                                                            UNREALIZED
   CONTRACT                                                         COST/                  APPRECIATION
    AMOUNT                                                         PROCEEDS     VALUE     (DEPRECIATION)
---------------------------------------------------------------------------------------------------------

FORWARD FOREIGN EXCHANGE BUY CONTRACTS
----------------------------------------------------------------
       5455000 Argentinean Peso closing 6/26/00                   $5,000,000  $4,982,190     $  (17,810)
   300,000,000 Czech Republic Koruna closing 7/14/99               8,543,536   8,506,472        (37,064)
     4,380,561 European Monetary Unit closing 7/21/99              5,060,051   4,523,942       (536,109)
    15,608,741 German Deutschemark closing 7/14/99                 8,914,187   8,237,487       (676,700)
 1,600,000,000 Greek Drachma closing 7/21/99                       5,402,157   5,070,062       (332,095)
25,680,000,000 Indonesian Rupiah closing 7/6/99                    3,000,000   3,713,666        713,666
    10,247,000 Israeli Shekel closing 7/19/99                      2,500,000   2,504,603          4,603
   234,000,000 Phillipine Peso closing 7/7/99                      6,013,072   6,153,361        140,289
    50,000,000 South African Rand closing 7/13/99                  7,089,987   8,264,691      1,174,704

FORWARD FOREIGN EXCHANGE SELL CONTRACTS
----------------------------------------------------------------
   300,000,000 Czech Republic Koruna closing 7/14/99               8,914,187   8,506,471        407,716
     4,565,168 European Monetary Unit closing 7/21/99              5,402,157   4,714,591        687,566
    15,608,741 German Deutschemark closing 7/14/99                 8,765,682   8,237,487        528,195
 1,600,000,000 Greek Drachma closing 7/21/99                       5,060,051   5,070,062        (10,011)
    50,000,000 South African Rand closing 7/13/99                  7,309,942   8,264,691       (954,749)
                                                                                          ---------------
                                                                                             $1,092,199
                                                                                          ---------------
                                                                                          ---------------

FFTW FUNDS, INC.
  NOTES TO FINANCIAL STATEMENTS (CONTINUED)
  JUNE 30, 1999 (UNAUDITED)

5.  FORWARD FOREIGN EXCHANGE CONTRACTS (CONTINUED)
At June 30, 1999, International Opportunities had outstanding forward foreign exchange contracts, both to purchase and sell foreign currencies as follows:

---------------------------------------------------------------------------------------------------------
                                                                                            UNREALIZED
   CONTRACT                                                         COST/                  APPRECIATION
    AMOUNT                                                         PROCEEDS     VALUE     (DEPRECIATION)
---------------------------------------------------------------------------------------------------------

FORWARD FOREIGN EXCHANGE BUY CONTRACTS
----------------------------------------------------------------
  2,200,000.00 Australian Dollar closing 8/24/99                  $1,458,323  $1,455,128     $  (3,195)
       745,557 British Pound closing 8/24/99                       1,206,199   1,176,054       (30,145)
     2,917,195 Canadian Dollar closing 8/24/99                     1,987,331   1,983,454        (3,877)
     6,055,969 European Monetary Unit closing 8/24/99              6,491,971   6,270,532      (221,439)
   630,101,452 Japanese Yen closing 8/24/99                        5,276,685   5,255,158       (21,527)
     5,979,374 Swedish Krona closing 8/24/99                         712,108     707,387        (4,721)

FORWARD FOREIGN EXCHANGE SELL CONTRACTS
----------------------------------------------------------------
       531,004 British Pound closing 8/24/99                         857,964     837,615        20,349
     2,168,450 Canadian Dollar closing 8/24/99                     1,475,058   1,474,369           689
     3,250,241 Danish Krone closing 8/24/99                          467,795     452,417        15,378
     3,192,483 European Monetary Unit closing 8/24/99              3,375,830   3,305,592        70,238
   119,263,000 Japanese Yen closing 8/24/99                        1,000,000     994,715         5,285
     2,049,998 Swiss Franc closing 8/24/99                         1,363,108   1,327,713        35,395
                                                                                          ---------------
                                                                                             $(137,570)
                                                                                          ---------------
                                                                                          ---------------

Each Portfolio, other than Money Market, may enter into foreign currency transactions on the spot markets in order to pay for foreign investment purchases or to convert to U.S. dollars the proceeds from foreign investment sales or coupon interest receipts. At June 30, 1999, no Portfolio had an outstanding purchase or sale of foreign currency on the spot markets.

6.  FINANCIAL FUTURES CONTRACTS

Each Portfolio, other than Money Market, may enter into financial futures contracts to hedge its interest rate and foreign currency risk. A Portfolio is exposed to market risk as a result of changes in the value of the underlying financial instruments.

Investments in financial futures contracts require the Portfolio to "mark to market" open financial futures contracts on a daily basis, which reflects the change in the market value of the contract at the close of each day's trading. Accordingly, variation margin is paid or received to reflect daily unrealized gains or losses. When the contracts are closed, the Portfolio recognizes a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the time it was closed. These investments require initial margin deposits which consist of cash or eligible securities. At June 30, 1999, the Portfolios placed U.S. Treasury Bills, other liquid securities or cash in

FFTW FUNDS, INC.
  NOTES TO FINANCIAL STATEMENTS (CONTINUED)
  JUNE 30, 1999 (UNAUDITED)

6.  FINANCIAL FUTURES CONTRACTS (CONTINUED)
segregated accounts for the benefit of the futures clearing broker at the Portfolio's custodian with respect to their financial futures contracts as follows:

---------------------------------------------------------------------
                                                      JUNE 30, 1999
                     PORFOLIO                       COLLATERAL VALUE
---------------------------------------------------------------------
U.S. Short-Term                                         $2,941,788
Limited Duration                                           441,268
Mortgage                                                 7,991,857
Global Tactical Exposure                                 5,446,001
Worldwide                                                  297,055
Worldwide-Hedged                                           990,182
International                                              495,091
Emerging Markets                                           247,546
International Opportunities                                198,036

As of June 30, 1999, U.S. Short-Term had the following open financial futures contracts:

----------------------------------------------------------------------------------
                                                      VALUE          UNREALIZED
                                                   COVERED BY       APPRECIATION
CONTRACTS                                           CONTRACTS      (DEPRECIATION)
----------------------------------------------------------------------------------

LONG FUTURES CONTRACTS:
-----------------------------------------------
   323      June 2000 EuroDollars                $    75,937,300       $ 67,004

SHORT FUTURES CONTRACTS:
-----------------------------------------------
   280      September 1999 EuroDollars               (66,216,500)       (47,068)
                                                                   ---------------
                                                                       $ 19,936
                                                                   ---------------
                                                                   ---------------

As of June 30, 1999, Limited Duration had the following open financial futures contracts:

-----------------------------------------------------------------------------------------------
                                                                   VALUE
                                                                COVERED BY        UNREALIZED
CONTRACTS                                                        CONTRACTS      (DEPRECIATION)
-----------------------------------------------------------------------------------------------

SHORT FUTURES CONTRACTS:
------------------------------------------------------------
    54    September 1999 2-Year U.S. Treasury Notes           $   (11,228,625)      $(23,387)
                                                                                ---------------
                                                                                ---------------

FFTW FUNDS, INC.
  NOTES TO FINANCIAL STATEMENTS (CONTINUED)
  JUNE 30, 1999 (UNAUDITED)

6.  FINANCIAL FUTURES CONTRACTS (CONTINUED)
As of June 30, 1999, Mortgage had the following open financial futures contracts:

-----------------------------------------------------------------------------------------------
                                                                   VALUE          UNREALIZED
                                                                COVERED BY       APPRECIATION
CONTRACTS                                                        CONTRACTS      (DEPRECIATION)
-----------------------------------------------------------------------------------------------

SHORT FUTURES CONTRACTS:
------------------------------------------------------------
   562    September 1999 5-Year U.S. Treasury Notes           $   (61,258,000)      $126,111
   147    September 1999 10-Year U.S. Treasury Notes              (16,344,563)       (89,511)
                                                                                ---------------
                                                                                    $ 36,600
                                                                                ---------------
                                                                                ---------------

As of June 30, 1999, Global Tactical Exposure had the following open financial futures contracts:

----------------------------------------------------------------------------------------------
                                                                  VALUE          UNREALIZED
                                                                COVERED BY      APPRECIATION
CONTRACTS                                                       CONTRACTS      (DEPRECIATION)
----------------------------------------------------------------------------------------------

LONG FUTURES CONTRACTS:
------------------------------------------------------------
    84    September 1999 TSE Japanese Gov't. 10-Year Bonds    $   89,816,347     $(3,506,205)
    67    September 1999 British Long Gilts                       21,061,495        (900,622)

SHORT FUTURES CONTRACTS:
------------------------------------------------------------
   333    September 1999 Euro Bundes                              37,911,456       1,117,933
                                                                               ---------------
                                                                                 $(3,288,894)
                                                                               ---------------
                                                                               ---------------

As of June 30, 1999, Worldwide had the following open financial futures contracts:

---------------------------------------------------------------------------------------------
                                                                  VALUE         UNREALIZED
                                                               COVERED BY      APPRECIATION
CONTRACTS                                                       CONTRACTS     (DEPRECIATION)
---------------------------------------------------------------------------------------------

LONG FUTURES CONTRACTS:
------------------------------------------------------------
     2    September 1999 TSE Japanese Gov't 10-Year Bonds     $   2,138,484       $(83,482)
    15    September 1999 U.S. Long Bonds                          1,738,594          6,479
     5    September 1999 Euro Bundes                                535,378         41,983

SHORT FUTURES CONTRACTS:
------------------------------------------------------------
     7    September 1999 British Long Gilts                       1,228,587         46,161
                                                                              ---------------
                                                                                  $ 11,141
                                                                              ---------------
                                                                              ---------------

FFTW FUNDS, INC.
  NOTES TO FINANCIAL STATEMENTS (CONTINUED)
  JUNE 30, 1999 (UNAUDITED)

6.  FINANCIAL FUTURES CONTRACTS (CONTINUED)
As of June 30, 1999, Worldwide-Hedged had the following open financial futures contracts:

----------------------------------------------------------------------------------------------
                                                                  VALUE          UNREALIZED
                                                                COVERED BY      APPRECIATION
CONTRACTS                                                       CONTRACTS      (DEPRECIATION)
----------------------------------------------------------------------------------------------

LONG FUTURES CONTRACTS:
------------------------------------------------------------
     4    September 1999 TSE Japanese Gov't. 10-Year Bonds    $    4,276,969      $(166,962)
    71    September 1999 U.S. Long Bonds                           8,229,344        (25,191)
   203    September 1999 Euro Bobl                                22,437,173       (447,666)
    23    September 1999 British Long Gilts                        4,036,787       (175,734)
     4    September 1999 Euro Bundes                                 455,393         (6,519)
                                                                               ---------------
                                                                                  $(822,072)
                                                                               ---------------
                                                                               ---------------

As of June 30, 1999, International had the following open financial futures contracts:

---------------------------------------------------------------------------------------------
                                                                  VALUE         UNREALIZED
                                                               COVERED BY      APPRECIATION
CONTRACTS                                                       CONTRACTS     (DEPRECIATION)
---------------------------------------------------------------------------------------------

LONG FUTURES CONTRACTS:
------------------------------------------------------------
     4    September 1999 TSE Japanese Gov't. 10-Year Bonds    $   4,276,969      $(166,962)
    88    September 1999 Euro Bobl                                9,726,459       (277,451)
    19    September 1999 British Long Gilts                       3,334,737       (140,666)
    19    September 1999 Euro Bundes                              2,163,116        (30,876)
                                                                              ---------------
                                                                                 $(615,955)
                                                                              ---------------
                                                                              ---------------

As of June 30, 1999, Emerging Markets had the following open financial futures contracts:

---------------------------------------------------------------------------------------------
                                                                  VALUE         UNREALIZED
                                                               COVERED BY      APPRECIATION
CONTRACTS                                                       CONTRACTS     (DEPRECIATION)
---------------------------------------------------------------------------------------------

SHORT FUTURES CONTRACTS:
------------------------------------------------------------
    70    September 1999 U.S. Long Bonds                      $   8,113,438      $ (83,517)
    34    September 1999 U.S. 10-Year Notes                       3,780,375        (41,628)
    11    September 1999 U.S. 5-Year Notes                        1,199,000        (12,952)
                                                                              ---------------
                                                                                 $(138,097)
                                                                              ---------------
                                                                              ---------------

FFTW FUNDS, INC.
  NOTES TO FINANCIAL STATEMENTS (CONTINUED)
  JUNE 30, 1999 (UNAUDITED)

6.  FINANCIAL FUTURES CONTRACTS (CONTINUED)
As of June 30, 1999, International Opportunities had the following open financial futures contracts:

---------------------------------------------------------------------------------------------
                                                                  VALUE         UNREALIZED
                                                               COVERED BY      APPRECIATION
CONTRACTS                                                       CONTRACTS     (DEPRECIATION)
---------------------------------------------------------------------------------------------

LONG FUTURES CONTRACTS:
------------------------------------------------------------
     7    September 1999 British Gilt                         $   1,228,477       $(50,154)
    13    September 1999 Euro Bobl                                1,436,863        (14,169)
    15    September 1999 Euro Bundes                              1,707,723        (24,341)
                                                                              ---------------
                                                                                  $(88,664)
                                                                              ---------------
                                                                              ---------------

7.  CAPITAL STOCK TRANSACTIONS

As of June 30, 1999, there were 5,000,000,000 shares of $0.001 par value capital stock authorized.

Transactions in capital stock for Money Market were as follows for the periods indicated:

----------------------------------------------------------------------------------------
                                     SIX MONTHS ENDED                YEAR ENDED
                                 JUNE 30, 1999 (UNAUDITED)        DECEMBER 31, 1998
                                ---------------------------  ---------------------------
                                  SHARES         AMOUNT        SHARES         AMOUNT
----------------------------------------------------------------------------------------
Shares sold                        131,800   $     131,800   13,249,156   $  13,249,156
Shares issued related to
  reinvestment of dividends        623,692         623,692    1,547,822       1,547,822
                                -----------  --------------  -----------  --------------
                                   755,492         755,492   14,796,978      14,796,978
Shares redeemed                  4,335,985       4,335,985   11,476,392      11,476,392
                                -----------  --------------  -----------  --------------
Net increase (decrease)         (3,580,493 ) $  (3,580,493 )  3,320,586   $   3,320,586
                                -----------  --------------  -----------  --------------
                                -----------  --------------  -----------  --------------

Transactions in capital stock for U.S. Short-Term were as follows for the periods indicated:

----------------------------------------------------------------------------------------
                                     SIX MONTHS ENDED                YEAR ENDED
                                 JUNE 30, 1999 (UNAUDITED)        DECEMBER 31, 1998
                                ---------------------------  ---------------------------
                                  SHARES         AMOUNT        SHARES         AMOUNT
----------------------------------------------------------------------------------------
Shares sold                     320,203,037  $3,114,805,574  883,180,967  $8,636,306,700
Shares issued related to
  reinvestment of dividends      1,834,176      17,837,345    3,557,660      34,776,941
                                -----------  --------------  -----------  --------------
                                322,037,213  3,132,642,919   886,738,627  8,671,083,641
Shares redeemed                 345,052,386  3,357,202,083   850,486,394  8,315,384,728
                                -----------  --------------  -----------  --------------
Net increase (decrease)         (23,015,173) $(224,559,164 ) 36,252,233   $ 355,698,913
                                -----------  --------------  -----------  --------------
                                -----------  --------------  -----------  --------------

FFTW FUNDS, INC.
  NOTES TO FINANCIAL STATEMENTS (CONTINUED)
  JUNE 30, 1999 (UNAUDITED)

7.  CAPITAL STOCK TRANSACTIONS (CONTINUED)
Transactions in capital stock for Limited Duration were as follows for the periods indicated:

----------------------------------------------------------------------------------------
                                     SIX MONTHS ENDED                YEAR ENDED
                                 JUNE 30, 1999 (UNAUDITED)        DECEMBER 31, 1998
                                ---------------------------  ---------------------------
                                  SHARES         AMOUNT        SHARES         AMOUNT
----------------------------------------------------------------------------------------
Shares sold                      4,042,982   $  40,123,592   10,680,290   $ 106,723,144
Shares issued related to
  reinvestment of dividends        232,236       2,291,994      545,455       5,446,193
                                -----------  --------------  -----------  --------------
                                 4,275,218      42,415,586   11,225,745     112,169,337
Shares redeemed                  5,868,812      58,097,269    6,243,321      62,348,719
                                -----------  --------------  -----------  --------------
Net increase (decrease)         (1,593,594 ) $ (15,681,683 )  4,982,424   $  49,820,618
                                -----------  --------------  -----------  --------------
                                -----------  --------------  -----------  --------------

Transactions in capital stock for Mortgage were as follows for the periods indicated:

------------------------------------------------------------------------------------
                                     SIX MONTHS ENDED              YEAR ENDED
                                JUNE 30, 1999 (UNAUDITED)      DECEMBER 31, 1998
                                --------------------------  ------------------------
                                  SHARES        AMOUNT        SHARES       AMOUNT
------------------------------------------------------------------------------------
Shares sold                              -   $          -   39,025,398  $403,050,000
Shares issued related to
  reinvestment of dividends      2,321,889     23,391,108   6,638,891    68,466,878
                                -----------  -------------  ----------  ------------
                                 2,321,889     23,391,108   45,664,289  471,516,878
Shares redeemed                 29,405,479    295,839,875   29,176,443  303,173,256
                                -----------  -------------  ----------  ------------
Net increase (decrease)         (27,083,590) $(272,448,767) 16,487,846  $168,343,622
                                -----------  -------------  ----------  ------------
                                -----------  -------------  ----------  ------------

Transactions in capital stock for Global Tactical Exposure were as follows for the periods indicated:

----------------------------------------------------------------------------------
                                    SIX MONTHS ENDED
                                     JUNE 30, 1999               YEAR ENDED
                                      (UNAUDITED)            DECEMBER 31, 1998
                                ------------------------  ------------------------
                                  SHARES       AMOUNT       SHARES       AMOUNT
----------------------------------------------------------------------------------
Shares sold                     3,417,969   $35,000,000   13,695,844  $139,000,000
Shares issued related to
  reinvestment of dividends       915,325     9,362,070   1,972,986    20,020,277
                                ----------  ------------  ----------  ------------
                                4,333,294    44,362,070   15,668,830  159,020,277
Shares redeemed                 6,307,839    64,573,189   2,457,580    25,025,592
                                ----------  ------------  ----------  ------------
Net increase (decrease)         (1,974,545) $(20,211,119) 13,211,250  $133,994,685
                                ----------  ------------  ----------  ------------
                                ----------  ------------  ----------  ------------

FFTW FUNDS, INC.
  NOTES TO FINANCIAL STATEMENTS (CONTINUED)
  JUNE 30, 1999 (UNAUDITED)

7.  CAPITAL STOCK TRANSACTIONS (CONTINUED)
Transactions in capital stock for Worldwide were as follows for the periods indicated:

--------------------------------------------------------------------------------
                                   SIX MONTHS ENDED
                                    JUNE 30, 1999              YEAR ENDED
                                     (UNAUDITED)           DECEMBER 31, 1998
                                ----------------------  ------------------------
                                 SHARES      AMOUNT       SHARES       AMOUNT
--------------------------------------------------------------------------------
Shares sold                      182,243   $1,778,400   1,355,632   $13,503,235
Shares issued related to
  reinvestment of dividends       84,423      822,945     351,950     3,437,295
                                ---------  -----------  ----------  ------------
                                 266,667    2,601,345   1,707,582    16,940,530
Shares redeemed                  334,696    3,274,306   3,666,125    37,782,038
                                ---------  -----------  ----------  ------------
Net increase (decrease)          (68,030 ) $ (672,961 ) (1,958,543) $(20,841,508)
                                ---------  -----------  ----------  ------------
                                ---------  -----------  ----------  ------------

Transactions in capital stock for Worldwide-Hedged were as follows for the periods indicated:

--------------------------------------------------------------------------------
                                   SIX MONTHS ENDED
                                    JUNE 30, 1999              YEAR ENDED
                                     (UNAUDITED)           DECEMBER 31, 1998
                                ----------------------  ------------------------
                                 SHARES      AMOUNT       SHARES       AMOUNT
--------------------------------------------------------------------------------
Shares sold                     1,798,059  $20,025,268  8,577,164   $97,208,680
Shares issued related to
  reinvestment of dividends      366,747    4,061,729   1,624,885    18,421,804
                                ---------  -----------  ----------  ------------
                                2,164,806  24,086,997   10,202,049  115,630,484
Shares redeemed                  840,965    9,233,038   1,740,289    20,306,695
                                ---------  -----------  ----------  ------------
Net increase (decrease)         1,323,841  $14,853,959  8,461,760   $95,323,789
                                ---------  -----------  ----------  ------------
                                ---------  -----------  ----------  ------------

Transactions in capital stock for International were as follows for the periods indicated:

------------------------------------------------------------------------------
                                   SIX MONTHS ENDED
                                    JUNE 30, 1999             YEAR ENDED
                                     (UNAUDITED)          DECEMBER 31, 1998
                                ----------------------  ----------------------
                                 SHARES      AMOUNT      SHARES      AMOUNT
------------------------------------------------------------------------------
Shares sold                     2,828,100  $25,617,378  4,369,703  $43,727,753
Shares issued related to
  reinvestment of dividends      184,765    1,670,593   1,164,157  11,290,681
                                ---------  -----------  ---------  -----------
                                3,012,865  27,287,971   5,533,860  55,018,434
Shares redeemed                  466,342    4,273,599   4,220,805  43,214,455
                                ---------  -----------  ---------  -----------
Net increase (decrease)         2,546,523  $23,014,372  1,313,055  $11,803,979
                                ---------  -----------  ---------  -----------
                                ---------  -----------  ---------  -----------

FFTW FUNDS, INC.
  NOTES TO FINANCIAL STATEMENTS (CONTINUED)
  JUNE 30, 1999 (UNAUDITED)

7.  CAPITAL STOCK TRANSACTIONS (CONTINUED)
Transactions in capital stock for Emerging Markets were as follows for the periods indicated:

----------------------------------------------------------------------------------------
                                     SIX MONTHS ENDED                YEAR ENDED
                                 JUNE 30, 1999 (UNAUDITED)        DECEMBER 31, 1998
                                ---------------------------  ---------------------------
                                  SHARES         AMOUNT        SHARES         AMOUNT
----------------------------------------------------------------------------------------
Shares sold                      6,319,176   $  49,100,000    8,316,238   $  81,000,000
Shares issued related to
  reinvestment of dividends      1,145,532       8,604,682    2,032,162      16,696,296
                                -----------  --------------  -----------  --------------
                                 7,464,708      57,704,682   10,348,400      97,696,296
Shares redeemed                  3,652,984      27,231,186      576,713       3,864,586
                                -----------  --------------  -----------  --------------
Net increase (decrease)          3,811,724   $  30,473,496    9,771,687   $  93,831,710
                                -----------  --------------  -----------  --------------
                                -----------  --------------  -----------  --------------

Transactions in capital stock for International Opportunities were as follows for the periods indicated:

----------------------------------------------------------------------------------------
                                                                     PERIOD FROM
                                     SIX MONTHS ENDED            OCTOBER 8, 1998* TO
                                 JUNE 30, 1999 (UNAUDITED)        DECEMBER 31, 1998
                                ---------------------------  ---------------------------
                                  SHARES         AMOUNT        SHARES         AMOUNT
----------------------------------------------------------------------------------------
Shares sold                        213,522   $   2,005,266    2,537,825   $  25,175,844
Shares issued related to
  reinvestment of dividends         50,632         472,505       36,432         360,224
                                -----------  --------------  -----------  --------------
                                   264,154       2,477,771    2,574,257      25,536,067
Shares redeemed                     98,611         950,000            1              10
                                -----------  --------------  -----------  --------------
Net increase (decrease)            165,543   $   1,527,771    2,574,256   $  25,536,057
                                -----------  --------------  -----------  --------------
                                -----------  --------------  -----------  --------------

*    Commencement of Operations

8.  REPURCHASE AND REVERSE REPURCHASE AGREEMENTS

Each Portfolio may enter into repurchase agreements under which a bank or securities firm that is a primary or reporting dealer in U.S. Government securities agrees, upon entering into the contract, to sell U.S. Government securities to a Portfolio and repurchase such securities from such Portfolio at a mutually agreed upon price and date. U.S. Short-Term, Worldwide, and Worldwide-Hedged may only invest up to 25% of their assets in repurchase agreements. Securities purchased subject to repurchase agreements must have an aggregate market value greater than or equal to the repurchase price plus accrued interest at all times. If the value of the underlying securities falls below the value of the repurchase price plus accrued interest, the Portfolio will require the seller to deposit additional collateral by the next business day. If the request for additional collateral is not met, or the seller defaults on its repurchase obligation, such Portfolio maintains the right to sell the underlying securities at market value and may claim any resulting loss against the seller.

Each Portfolio is also permitted to enter into reverse repurchase agreements under which a primary or reporting dealer in U.S. Government securities purchases U.S. Government securities from a Portfolio and such Portfolio agrees to repurchase the securities at an agreed upon price and date. Reverse repurchase agreements for U.S.

FFTW FUNDS, INC.
  NOTES TO FINANCIAL STATEMENTS (CONTINUED)
  JUNE 30, 1999 (UNAUDITED)

8.  REPURCHASE AND REVERSE REPURCHASE AGREEMENTS (CONTINUED)
Short-Term, Worldwide, and Worldwide-Hedged may not exceed 25% of the Portfolio's total assets. When a Portfolio engages in reverse repurchase transactions, the Portfolio will maintain, in a segregated account with its custodian, cash or securities equal in value to those subject to the reverse repurchase agreement. Each Portfolio will engage in repurchase and reverse repurchase transactions with parties selected on the basis of such party's creditworthiness.

9.  OPTIONS TRANSACTIONS

For hedging purposes, each Portfolio, other than Money Market, may purchase and write (sell) put and call options on U.S. and foreign government securities and foreign currencies that are traded on U.S. and foreign securities exchanges and over-the-counter markets.

The risk associated with purchasing an option is limited to the premium paid whether or not the option is exercised. In addition, each Portfolio bears the risk of a change in the market value of the underlying securities should the counterparty to an option contract failed to perform.

Put and call options purchased are accounted for in the same manner as portfolio securities. The cost of securities acquired through the exercise of call options is increased by the premiums paid. The proceeds from securities sold through the exercise of put options are decreased by the premiums paid.

When a Portfolio writes an option, the premium received by such Portfolio is recorded as a liability and is subsequently adjusted to the current market value of the option written. Premiums received from writing options which expire unexercised are recorded by the Portfolio on the expiration date as realized gains from options transactions. The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, also is treated as a realized gain, or if the premium is less than the amount paid for the closing purchase transaction, as a realized loss.

If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security or currency in determining whether the Portfolio has a realized gain or loss. If a put option is exercised, the premium reduces the cost basis of the security or currency purchased by the Portfolio. In writing an option, the Portfolio bears the market risk of an unfavorable change in the price of the security or currency underlying the written option. Exercise of an option written by the Portfolio could result in the Portfolio selling or buying a security or currency at a price different from the current market value.

A summary of put and call options written by U.S. Short-Term for the six months ended June 30, 1999 is as follows:

---------------------------------------------------------------------------
                                       CALLS                   PUTS
                                --------------------   --------------------
                                  # OF                   # OF
                                CONTRACTS   PREMIUMS   CONTRACTS   PREMIUMS
---------------------------------------------------------------------------
OUTSTANDING, BEGINNING OF YEAR       -      $     -         -      $     -
OPTIONS WRITTEN
-----------------------------------------
U.S. Treasury                      250       76,725       250      264,225

OPTIONS CLOSED
-----------------------------------------
U.S. Treasury                      250       76,725       250      264,225
                                   ---      --------      ---      --------
OUTSTANDING, END OF YEAR             -      $     -         -      $     -
                                   ---      --------      ---      --------
                                   ---      --------      ---      --------

Net realized loss on written options transactions for the six months ended June 30, 1999 was $157,943.

FFTW FUNDS, INC.
  NOTES TO FINANCIAL STATEMENTS (CONTINUED)
  JUNE 30, 1999 (UNAUDITED)

9.  OPTIONS TRANSACTIONS (CONTINUED)
A summary of put and call options written by Mortgage for the six months ended June 30, 1999 is as follows:

--------------------------------------------------------------------------
                                       CALLS                  PUTS
                                --------------------  --------------------
                                  # OF                  # OF
                                CONTRACTS   PREMIUMS  CONTRACTS   PREMIUMS
--------------------------------------------------------------------------
OUTSTANDING, BEGINNING OF YEAR      -       $     -       -         $ -
OPTIONS WRITTEN
-----------------------------------------
U.S. Treasury                      16       115,422       -           -
FNMA                               46       115,000       -           -

OPTIONS CLOSED
-----------------------------------------
U.S. Treasury                      16       115,422       -           -
FNMA                               46       115,000       -           -
                                   --                    --
                                            --------                ---
OUTSTANDING, END OF YEAR            -       $     -       -         $ -
                                   --                    --
                                   --                    --
                                            --------                ---
                                            --------                ---

Net realized loss on written options transactions for the six months ended June 30, 1999 was $422.

10.  SWAP TRANSACTIONS

A swap is an agreement that obligates two parties to exchange a series of cash flows at specified intervals based upon or calculated by reference to changes in specified prices or rates for a specified amount of an underlying asset. The payment flows are usually netted against each other, with the difference being paid by one party to the other. Risks may arise as a result of the failure of one of the parties to comply with the terms of the swap contract. The loss incurred by the failure of a counter-party generally is limited to the net payment to be received by a Portfolio, and/or the termination value at the end of the contract. Therefore, the Fund considers the creditworthiness of each counter-party to a swap contract in evaluating overall potential risk. Additionally, risks may arise from unanticipated movements in interest rates or in the value of the underlying securities or indices related to swap contract.

Global Tactical Exposure entered into a swap agreement pursuant to which this Portfolio agrees to pay the return of a specified global index in exchange for an interest payment based on the London Interbank Offered Rate (LIBOR). The effect of such is to hedge the market exposure imbedded in the Portfolio for a current market interest return, plus (or minus) any incremental return achieved in excess of the index return. This type of transaction also serves to hedge currency exposure. The index used pursuant to this hedging technique is the JP Morgan Non-U.S. Traded Total Return Government Bond Index (Unhedged) ("JP Morgan Index").

Global Tactical Exposure Portfolio records a net receivable or payable on a daily basis for the amount expected to be received or paid in the period. Income paid or received on the JP Morgan Index is broken down into an interest expense component (recorded as an offset to interest income) and a capital component (recorded as net realized gain or loss on investments). Income received based on LIBOR is recorded as interest income.

FFTW FUNDS, INC.
  NOTES TO FINANCIAL STATEMENTS (CONTINUED)
  JUNE 30, 1999 (UNAUDITED)

10.  SWAP TRANSACTIONS (CONTINUED)
At June 30, 1999, Global Tactical Exposure had one outstanding swap contract with Morgan Guaranty Trust Company of New York broken down into seven components with the following terms:

----------------------------------------------------------------------------------------------------
  NOTIONAL    TERMINATION              PAYMENTS MADE                      PAYMENTS RECEIVED
   AMOUNT        DATE                BY THE PORTFOLIO                      BY THE PORFOLIO
----------------------------------------------------------------------------------------------------
$ 90,000,000    8/4/99          % change in JP Morgan Index               LIBOR minus .26%
  51,000,000    8/4/99          % change in JP Morgan Index               LIBOR minus .27%
  12,000,000    8/4/99          % change in JP Morgan Index               LIBOR minus .28%
  19,000,000    8/4/99          % change in JP Morgan Index               LIBOR minus .29%
  36,600,000    4/5/00          % change in JP Morgan Index               LIBOR minus .28%
  35,000,000    11/3/00         % change in JP Morgan Index               LIBOR minus .26%
 183,000,000    11/3/00         % change in JP Morgan Index               LIBOR minus .28%

11.  SEGREGATION OF ASSETS

It is the policy of each of the Fund's Portfolios to have its custodian segregate certain assets to cover portfolio transactions which are deemed to create leverage under Section 18(f) of the Investment Company Act of 1940. Given certain operational efficiencies it is impractical to specify individual securities to be used for segregation purposes. Therefore, the Fund's custodian has been instructed to segregate all assets on a settled basis. The Portfolios will not enter into transactions deemed to create leverage in excess of each Portfolio's ability to segregate up to 100% of its segregated settled assets.

12.  SUBSEQUENT EVENTS

YEAR 2000 ISSUES

The Fund could be adversely affected if the computer systems used by Investors Bank & Trust (IBT) and the Fund's other service providers do not properly process and calculate date-related information from and after January 1, 2000. All of the Fund's service providers are working to avoid year 2000-related problems in their systems and to obtain assurances from other service providers that they are taking similar steps. In addition, issuers of securities in which the Fund invests may be adversely affected by Year 2000-related problems. This could have an impact on the value of the Fund's investments and its share price.

 OFFICERS & DIRECTORS AND OTHER PERTINENT INFORMATION
--------------------------------------------------------------------------------

OFFICERS AND DIRECTORS

Stephen P. Casper
DIRECTOR OF THE FUND

John C. Head III
DIRECTOR OF THE FUND

Lawrence B. Krause
DIRECTOR OF THE FUND

Onder John Olcay
CHAIRMAN OF THE BOARD AND
PRESIDENT OF THE FUND

William E. Vastardis
SECRETARY AND TREASURER OF THE FUND

Carla E. Dearing
ASSISTANT TREASURER OF THE FUND

INVESTMENT ADVISER

Fischer Francis Trees & Watts, Inc.
200 Park Avenue
New York, NY 10166

SUB-ADVISER

Fischer Francis Trees & Watts
3 Royal Court
The Royal Exchange
London, EC3V 3RA

ADMINISTRATOR

Investors Capital Services, Inc.
600 Fifth Avenue
New York, NY 10020

DISTRIBUTOR

AMT Capital Securities, LLC
399 Park Avenue, 37th floor
New York, NY 10022

CUSTODIAN AND FUND ACCOUNTING AGENT

Investors Bank & Trust Company
200 Clarendon St.
Boston, MA 02116

TRANSFER AND DIVIDEND DISBURSING AGENT

Investors Bank & Trust Company
200 Clarendon St.
Boston, MA 02116

LEGAL COUNSEL

Dechert Price & Rhoads
1775 Eye Street, N.W.
Washington, D.C. 20006-2401

INDEPENDENT AUDITORS

Ernst & Young LLP
787 Seventh Avenue
New York, NY 10019

--------------------------------------------------------------------------------